                          SECURITIES AND EXCHANGE COMMISSION

                               WASHINGTON, D.C.  20549


                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                      -----
     Pre-Effective Amendment No.
                                 -----                                -----

     Post-Effective Amendment No. 19 File No. 33-33980                  X
                                                                      -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X
                                                                      -----

     Amendment No. 20 File No. 811-6067                                 X
                                                                      -----

                            DIMENSIONAL INVESTMENT GROUP INC.
                ------------------------------------------------------
                  (Exact Name of Registrant as Specified in Charter)

  1299 Ocean Avenue, 11th Floor, Santa Monica CA                   90401
  ----------------------------------------------                 ----------
     (Address of Principal Executive Office)                     (Zip Code)

Registrant's Telephone Number, including Area Code           (310) 395-8005
                                                             --------------

     Irene R. Diamant, 1299 Ocean Avenue, 11th Floor,
     Santa Monica, California 90401
     ---------------------------------------------------
          (Name and Address of Agent for Service)

Copies of communications to Stephen W. Kline, Esquire, Stradley, Ronon, Stevens & Young, LLP, Great Valley Corporate Center, 30 Valley Stream Parkway, Malvern, PA 19355, (610) 640-5801.

It is proposed that this filing will become effective
(check appropriate box):

     /X/ Immediately upon filing pursuant to paragraph (b) / / On (date) pursuant to paragraph (b)
     / / 60 days after filing pursuant to paragraph (a)(1) / / On (date) pursuant to paragraph (a)(2) of Rule 485 / / 75 days after filing pursuant to paragraph (a)(2).


The Trustees and principal officers of The DFA Investment Trust Company also have executed this registration statement.

                                      FORM N-1A

                                CROSS REFERENCE SHEET
                              (as required by Rule 404)



FORM N-1A PART A ITEM NO.                              PROSPECTUS LOCATION
-------------------------                              -------------------

     Item 1.   Cover Page...........................   Cover Page

     Item 2.   Synopsis.............................   Highlights

     Item 3.   Condensed Financial Information......   Condensed Financial
                                                       Information

     Item 4.   General Description of Registrant....   Cover Page; Highlights;
                                                       The Portfolio; Investment
                                                       Objective and Policies;
                                                       Securities Loans; Risk
                                                       Factors; General
                                                       Information

     Item 5.   Management of the Fund...............   Highlights; Management of
                                                       the Portfolios

     Item 6.   Capital Stock and Other Securities...   Highlights; Dividends,
                                                       Capital Gains
                                                       Distributions and Taxes;
                                                       General Information

     Item 7.   Purchase of Securities Being
               Offered..............................   Highlights; Purchase of
                                                       Shares; Valuation of
                                                       Shares; Distribution;
                                                       Exchange of Shares

     Item 8.   Redemption or Repurchase.............   Highlights; Redemption of
                                                       Shares

     Item 9.   Pending Legal Proceedings............   Not Applicable

FORM N-1A PART B ITEM NO.                              LOCATION IN STATEMENT OF
-------------------------                              ADDITIONAL INFORMATION
                                                       ------------------------

     Item 10.  Cover Page...........................   Cover Page

     Item 11.  Table of Contents....................   Table of Contents

     Item 12.  General Information and History......   Other Information

     Item 13.  Investment Objectives and Policies...   Investment Objective and
                                                       Policies; Investment
                                                       Limitations

     Item 14.  Management of the Fund...............   Management of the
                                                       Portfolios; Directors and
                                                       Officers

     Item 15.  Control Persons and Principal
               Holders of Securities................   Principal Holders of
                                                       Securities

     Item 16.  Investment Advisory and Other
               Services.............................   Management of the
                                                       Portfolios

     Item 17.  Brokerage Allocation and Other
               Practices............................   Brokerage Transactions

     Item 18.  Capital Stock and Other Securities...   Other Information

     Item 19.  Purchase, Redemption and Pricing
               of Securities Being Offered..........   Purchase of Shares;
                                                       Redemption of Shares

     Item 20.  Tax Status...........................   Federal Tax Treatment of
                                                       Futures Contracts

     Item 21.  Underwriters.........................   Not Applicable

     Item 22.  Calculation of Performance Data......   Calculation of
                                                       Performance Data

     Item 23.  Financial Statements.................   Financial Statements

FORM N-1A PART C ITEM NO.                              LOCATION IN PART C
-------------------------                              ------------------

     Item 24.  Financial Statements and Exhibits....   Financial Statements and
                                                       Exhibits

     Item 25.  Persons Controlled by or Under
               Common Control with Registrant.......   Persons Controlled by or
                                                       Under Common Control with
                                                       Registrant

     Item 26.  Number of Holders of Securities......   Number of Holders of
                                                       Securities

     Item 27.  Indemnification......................   Indemnification

     Item 28.  Business and Other Connections of
               Investment Advisor...................   Business and Other
                                                       Connections of Investment
                                                       Advisor

     Item 29.  Principal Underwriters...............   Principal Underwriters

     Item 30.  Location of Accounts and Records.....   Location of Accounts and
                                                       Records

     Item 31.  Management Services..................   Management Services

     Item 32.  Undertakings.........................   Undertakings

                                     PROSPECTUS

                                   MARCH 3, 1998

                      THE  DFA  6-10  INSTITUTIONAL  PORTFOLIO
                                 _________________



     This prospectus describes THE DFA 6-10 INSTITUTIONAL PORTFOLIO (the "Portfolio"), a series of shares issued by Dimensional Investment Group Inc. (the "Fund"), 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401,
(310) 395-8005. The Portfolio is an open-end, management investment company whose shares are offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisers. The Fund issues thirteen series of shares, each of which represents a separate class of the Fund's common stock, having its own investment objective and policies. The minimum initial purchase requirement for the Portfolio is $5,000,000.



     THE INVESTMENT OBJECTIVE OF THE PORTFOLIO IS TO ACHIEVE LONG-TERM CAPITAL APPRECIATION. THE PORTFOLIO, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE SHARES OF THE U.S. 6-10 SMALL COMPANY SERIES (THE "SERIES") OF THE DFA INVESTMENT TRUST COMPANY (THE "TRUST"). THE SERIES IS AN OPEN-END, MANAGEMENT INVESTMENT COMPANY THAT HAS THE SAME INVESTMENT OBJECTIVE, POLICIES AND LIMITATIONS AS THE PORTFOLIO. THE INVESTMENT EXPERIENCE OF THE PORTFOLIO WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF THE SERIES. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "THE PORTFOLIO."



     This prospectus sets forth information about the Portfolio that prospective investors should know before investing and should be read carefully and retained for future reference. A statement of additional information about the Portfolio, dated March 3, 1998, as amended from time to time, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.


                                 _________________


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                            TABLE OF CONTENTS

                                                                            PAGE
HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . 3

THE PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . . . . 6
     Portfolio Characteristics and Policies. . . . . . . . . . . . . . . . . . 6
     Portfolio Structure . . . . . . . . . . . . . . . . . . . . . . . . . . . 6
     Portfolio Transactions. . . . . . . . . . . . . . . . . . . . . . . . . . 7

SECURITIES LOANS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7

RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
     Small Company Securities. . . . . . . . . . . . . . . . . . . . . . . . . 8
     Portfolio Strategies. . . . . . . . . . . . . . . . . . . . . . . . . . . 8
     Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . 8

MANAGEMENT OF THE PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . . . . 8
     Administrative Services . . . . . . . . . . . . . . . . . . . . . . . . . 9

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . . 9

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11
     In Kind Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . .11

VALUATION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12

DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .13

EXCHANGE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .13

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .14

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .14

                                     HIGHLIGHTS



                                                                            PAGE
INVESTMENT OBJECTIVE                                                          6



     The investment objective of the Portfolio is to achieve long-term capital appreciation. The investment objective of the Portfolio is a fundamental policy and may not be changed without the affirmative vote of a majority of its outstanding securities. The Portfolio seeks to achieve its investment objective by investing all of its investable assets in the Series, which in turn invests in the stocks of small companies traded in the U.S. securities markets. The size of a company will be measured by its relative market capitalization. The Series will be structured by generally basing the amount of each security purchased on the issuer's relative market capitalization applied on a basis of descending values, with a view to achieving a reasonable reflection of the relative market capitalizations of its portfolio companies. (See "Portfolio Characteristics and Policies.")

                                                                            PAGE
RISK FACTORS                                                                   8

     The Portfolio is authorized to invest in repurchase agreements. This policy and the policy of the Portfolio to invest in the shares of the Series involve certain risks. (See "RISK FACTORS.")


                                                                            PAGE
MANAGEMENT AND ADMINISTRATIVE SERVICES                                         8



     Dimensional Fund Advisors Inc. (the "Advisor" or "DFA") provides the Portfolio with administrative services and also serves as investment advisor to the Series. (See "MANAGEMENT OF THE PORTFOLIO.")



                                                                            PAGE
DIVIDEND POLICY                                                                9

     The Portfolio distributes substantially all of its net investment income and any net realized capital gains in November and December of each year. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")



                                                                            PAGE
PURCHASE, VALUATION AND REDEMPTION OF SHARES                                  11

     The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (the "NYSE") on each day that the NYSE is open for business. The minimum initial purchase requirement for the Portfolio's shares is $5,000,000. There is no minimum purchase requirement for subsequent purchases. The value of the Portfolio's shares will fluctuate in relation to the investment experience of the Series. The redemption price of a share of the Portfolio is equal to its net asset value. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

SHAREHOLDER TRANSACTION EXPENSES

          None*



     The expenses in the expense table below are based on those incurred by the Portfolio and the Series for the fiscal year ended November 30, 1997.



ANNUAL FUND OPERATING EXPENSES**
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


          Management Fee                                 0.03%
          Administration Fee (after fee waiver)          0.00%
          Other Expenses  (after assumption of expenses)             0.17%
          Total Operating Expenses (after fee waiver
               and assumption of expenses)               0.20%***





 * Shares of the Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

** The "Management Fee" is payable by the Series, and the "Administration Fee" is payable by the Portfolio. The amount set forth in "Other Expenses" REPRESENTS THE AGGREGATE AMOUNT THAT IS PAYABLE BY BOTH THE SERIES AND THE PORTFOLIO.



*** BEGINNING NOVEMBER 30, 1993, THE ADVISOR AGREED TO LIMIT THE TOTAL EXPENSES OF THE PORTFOLIO TO NOT MORE THAN 0.20% OF THE AVERAGE NET ASSETS OF THE PORTFOLIO ON AN ANNUALIZED BASIS. PURSUANT TO THIS AGREEMENT, THE ADVISOR FIRST WILL WAIVE ITS FEE UNDER THE ADMINISTRATION AGREEMENT WITH RESPECT TO THE PORTFOLIO AND, IF NECESSARY, WILL ALSO REIMBURSE THE PORTFOLIO TO THE EXTENT NECESSARY TO KEEP THE CUMULATIVE ANNUAL EXPENSES OF THE PORTFOLIO TO NOT MORE THAN 0.20% OF THE AVERAGE NET ASSETS OF THE PORTFOLIO ON AN ANNUALIZED BASIS. ABSENT THE ADVISOR'S FEE WAIVER AND ASSUMPTION OF EXPENSES, THE ANNUALIZED RATIO OF TOTAL OPERATING EXPENSES TO AVERAGE NET ASSETS FOR THE PORTFOLIO AND SERIES FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1997 WOULD HAVE BEEN 0.40%. FOR PURPOSES OF THIS WAIVER AND ASSUMPTION OF EXPENSES, THE ANNUAL EXPENSES ARE THOSE EXPENSES INCURRED IN ANY PERIOD CONSISTING OF TWELVE CONSECUTIVE MONTHS. THE ADVISOR RETAINS THE RIGHT IN ITS SOLE DISCRETION TO MODIFY OR ELIMINATE THE WAIVER OF A PORTION OF ITS FEES IN THE FUTURE. IF THE ADVISOR MODIFIES OR ELIMINATES THE FEE WAIVER, SUCH CHANGE WILL BE SET FORTH IN THE PROSPECTUS.



EXAMPLE

     You would pay the following transaction and annual operating expenses on a $1,000 investment in the Portfolio, assuming a 5% annual return over each of the following time periods and redemption at the end of each time period:

                    1 Year         3 Years   5 Years       10 Years
                    ------         -------   -------       ---------
                      $2             $6        $11            $26


     The purpose of the above fee table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolio will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

     The table summarizes the aggregate estimated annual operating expenses of both the Portfolio and the Series. (See "MANAGEMENT OF THE PORTFOLIO.") The Board of Directors of the Fund has considered whether such expenses will be more or less than they would be if the Portfolio were to invest directly in the securities held by the Series. The aggregate amount of expenses for the Portfolio and Series may be greater than it would be if the Portfolio were to invest directly in the securities held by the Series. However, the total expense ratio for the Portfolio and the Series is expected to be less over time than such ratio would be if the Portfolio were to invest directly in the underlying securities. This is because this arrangement enables institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Series, including the Portfolio, will pay its proportionate share of the expenses of the Series.



                           CONDENSED FINANCIAL INFORMATION


     The following financial highlights are part of the financial statements of the Portfolio. The information for each of the past fiscal years has been audited by independent accountants. The financial statements, related notes and the report of the independent accountants covering such financial information and financial highlights for the Fund's most recent fiscal year ended November 30, 1997, are incorporated by reference into the statement of additional information from the Fund's annual report to shareholders for the year ended November 30, 1997. Further information about the Portfolio's performance is contained in the Fund's annual report to shareholders of the Portfolio for the year ended November 30, 1997. A copy of the annual report may be obtained from the Fund upon request at no charge.

                                 FINANCIAL HIGHLIGHTS

                   (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                Year         YEAR           Year           Year          MAY 4
                                                                Ended        ENDED          Ended          Ended           TO
                                                              Nov. 30,      NOV. 30,       Nov. 30,       Nov. 30,       NOV. 30,
                                                                1997          1996           1995           1994           1993
                                                              --------      --------       --------       --------       --------
Net Asset Value, Beginning of Period . . . . . . . . . . .    $14.60         $12.79        $10.29         $10.61         $10.00

Income from Investment Operations
---------------------------------
   Net Investment Income . . . . . . . . . . . . . . . . .      0.08           0.13          0.13           0.13           0.10

   Net Gains (Losses) on Securities (Realized and
     Unrealized) . . . . . . . . . . . . . . . . . . . . .      2.46           2.22          2.84          (0.08)          0.68

     Total from Investment Operations  . . . . . . . . . .      2.54           2.35          2.97           0.05           0.78

Less Distributions
------------------
   Net Investment Income . . . . . . . . . . . . . . . . .     (0.13)         (0.02)        (0.13)         (0.21)         (0.02)

   Net Realized Gains  . . . . . . . . . . . . . . . . . .     (5.11)         (0.52)        (0.34)         (0.16)         (0.15)

     Total Distributions . . . . . . . . . . . . . . . . .     (5.24)         (0.54)        (0.47)         (0.37)         (0.17)

Net Asset Value, End of Period  . . . . . . . . . . . . .     $11.90         $14.60        $12.79         $10.29         $10.61

Total Return  . . . . . . . . . . . . . . . . . . . . . .      26.52%         19.04%        29.08%          0.53%          7.78%#

Net Assets, End of Period (thousands) . . . . . . . . . .    $15,968        $10,990       $21,192        $15,070         $1,801

Ratio of Expenses to Average Net Assets (1) . . . . . . .       0.20%(a)       0.20%(a)      0.20%(a)       0.20%(a)       0.20%*(a)

Ratio of Net Investment Income to Average Net Assets  . .       0.77%(a)       0.47%(a)      1.12%(a)       1.93%(a)       1.90%*(a)

Portfolio Turnover Rate . . . . . . . . . . . . . . . . .        N/A            N/A           N/A             N/A           N/A

Average Commission Rate . . . . . . . . . . . . . . . . .        N/A            N/A           N/A             N/A           N/A

Portfolio Turnover Rate of Master Fund Series . . . . . .      30.04%         32.38%        21.16%         27.65%         32.88%*(b)

Average Commission Rate of Master Fund Series (2) . . . .    $0.0583        $0.0586           N/A            N/A            N/A

________________

*Annualized
#Non-Annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) Had certain waivers and assumptions of expenses not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1997 through 1993 would have been 0.40%, 0.38%, 0.56%, 0.82%, and 2.29%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1997 through 1993 would have been 0.57%, 0.28%, 0.77%, 1.31% and (0.19)%, respectively.
(2) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.
(b) Master Fund Series Turnover calculated for the period February 3 to November 30, 1993.

                                    THE PORTFOLIO



     The Portfolio, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in the Series, an open-end, management investment company registered under the Investment Company Act of 1940 ("1940 Act") having the same investment objective as the Portfolio. The investment objective of the Portfolio may not be changed without the affirmative vote of a majority of its outstanding securities and the investment objective of the Series may not be changed without the affirmative vote of a majority of the outstanding securities of that Series. Shareholders of the Portfolio will receive written notice thirty days prior to any change in the investment objective of the Series.




     This prospectus describes the investment objective, policies and restrictions of the Portfolio and the Series. (See "INVESTMENT OBJECTIVE AND POLICIES.") In addition, an investor should read "MANAGEMENT OF THE PORTFOLIO" for a description of the management and other expenses associated with the Portfolio's investment in the Trust. Other institutional investors, including other mutual funds, may invest in the Series, and the expenses of such other investors and, correspondingly, their returns may differ from those of the Portfolio. Please contact the Trust at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005, for information about the availability of investing in the Series other than through the Portfolio.



     The shares of the Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. For example, the Series might be able to place larger block trades at more advantageous prices and to participate in securities transactions of larger denominations, thereby reducing the relative amount of certain transaction costs in relation to the total size of the transaction. Investment in the Series by other institutional investors offers potential benefits to the Series and, through its investment in the Series, also to the Portfolio. However, economies and expense reductions might not be achieved and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in the Series, the remaining investors in the Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Series than the Portfolio could have effective voting control over the operation of the Series.

     Further, if the Series changes its investment objective in a manner which is inconsistent with the investment objective of the Portfolio and the shareholders of the Portfolio fail to approve a similar change in the investment objective of the Portfolio, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Portfolio of its investment in the Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Series may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio's shareholders as described in "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" below.

     Finally, the Portfolio's investment in the shares of a registered investment company such as the Series is relatively new and results in certain operational and other complexities. However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the Series invests.

                          INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio provides investors with access to a securities portfolio consisting of small U.S. companies. Company size will be determined for purposes of the Series solely on the basis of a company's market capitalization. "Market capitalization" will be calculated by multiplying the price of a company's stock by the number of its shares of common stock. The Portfolio, indirectly through ownership of the Series, will be structured to reflect reasonably the relative market capitalizations of the Series' portfolio companies. The Advisor believes that over the long term the investment performance of small companies in the U.S. is superior to that of large companies. Institutional investors which, for a variety of reasons, may choose not to make substantial, or any, direct investment in companies whose securities will be held by the Series, may participate indirectly in the investment performance of these companies through ownership of the Portfolio's stock.

PORTFOLIO CHARACTERISTICS AND POLICIES

     The Portfolio is a diversified investment company that pursues its investment objective by investing all of its assets in the Series, which has the same investment objective and policies as the Portfolio. The Series is a diversified investment company that invests in a broad and diverse group of small U.S. companies having readily marketable securities. Any reference in this prospectus to a "small U.S. company" means a company whose securities are traded in the U.S. securities markets and whose market capitalization is not larger than the largest of those in the smaller one half (deciles 6 through 10) of companies listed on the NYSE. The Series will purchase common stocks of companies whose shares are listed on the NYSE, the American Stock Exchange (the "AMEX") and traded in the over-the-counter market ("OTC"). The Series may invest in securities of foreign issuers which are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Series. It is the intention of the Series to acquire a portion of the common stock of each eligible NYSE, AMEX and OTC company on a market capitalization weighted basis. (See "Portfolio Structure.") In the future, the Series may purchase common stocks of small U.S. companies which are listed on other U.S. securities exchanges. In addition, the Series is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock ("privately placed convertible debentures"). Such investments are considered illiquid and the value thereof together with the value of all other illiquid investments may not exceed 15% of the value of the Series' total assets at the time of purchase.

PORTFOLIO STRUCTURE

     The investment portfolio of the Series is structured by generally basing the amount of each security purchased on the issuer's relative market capitalization with a view to creating in the Series a reasonable reflection of the relative market capitalizations of its portfolio companies.

     The decision to include or exclude the shares of an issuer will be made on the basis of such issuer's relative market capitalization determined by reference to other companies located in the United States. Even though a company's stock may meet the market capitalization criterion, it may not be purchased by the Series if (i) in the Advisor's judgment, the issuer is in extreme financial difficulty, (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition or (iii) a significant portion of the issuer's securities are closely held. Further, securities of real estate investment trusts will not be acquired (except as a part of a merger, consolidation or acquisition of assets). In addition, the Advisor may exclude the stock of a company that otherwise meets the market capitalization criterion if the Advisor determines in its best judgment that other conditions exist that make the purchase of such stock for the Series inappropriate.

     Deviation from strict market capitalization weighting will also occur in the Series because the Series intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Series may be reduced from time to time from the level which strict adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the Series' assets may be invested in interest-bearing obligations, such as money-market instruments, for this purpose, thereby causing further deviation from strict market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the Series' investment objective.

     The Series may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. In addition, the Series may acquire securities eligible for purchase or otherwise represented in its portfolio at the time of the exchange in exchange for the issuance of its shares. (See "In Kind Purchases.") While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Series.

     Changes in composition and relative ranking (in terms of market capitalization) of the stocks which are eligible for purchase by the Series take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On a not less than semi-annual basis, the Advisor will determine the market capitalization of the largest small company in which the Series may invest. Common stocks whose market capitalizations are not greater than such company will be purchased for the Series. Additional investments generally will not be made in securities which have appreciated in value sufficiently to be excluded from the Advisor's then current market capitalization limit for eligible portfolio securities.
This may result in further deviation from strict market capitalization weighting and such deviation could be substantial if a significant amount of the Series' holdings increase in value sufficiently to be excluded from the limit for eligible securities, but not by a sufficient amount to warrant their sale. (See "Portfolio Transactions.") A further deviation from market capitalization may occur if the Series invests a portion of its assets in privately placed convertible debentures. (See "Portfolio Characteristics and Policies.")

     It is management's belief that the stocks of small companies offer, over a long term, a prudent opportunity for capital appreciation, but, at the same time, selecting a limited number of such issues for inclusion in the Series involves greater risk than including a large number of them. The Series intends to invest at least 80% of its assets in equity securities of U.S. small companies.

     Generally, the Series does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Series do pay dividends. It is anticipated, therefore, that the Series will receive dividend income.

PORTFOLIO TRANSACTIONS



     On a periodic basis, the Advisor will review the Series' holdings and determine which, at the time of such review, are no longer considered small U.S. companies. Securities which have depreciated in value since their acquisition will not be sold by the Series solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities may be disposed of, however, at any time when, in the Advisor's judgment, circumstances, such as (but not limited to) tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices, warrant their sale. Generally, securities will not be sold to realize short-term profits, but, when circumstances warrant, they may be sold without regard to the length of time held. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the policy of maintaining portfolios of companies with small market capitalizations. The annual portfolio turnover rates of the Series for the fiscal years ended November 30, 1996 and 1997, respectively, were 32.38% and 30.04%.



                                   SECURITIES LOANS

     The Series is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Series may earn additional income from lending securities, such activity is incidental to the Series' investment objective. The value of securities loaned may not exceed 331/3% of the value of the Series' total assets. In connection with such loans, the Series will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. The Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of the Series, it will not do so.

                                     RISK FACTORS

SMALL COMPANY SECURITIES

     Typically, securities of small companies are less liquid than securities of large companies. Recognizing this factor, the Series will endeavor to effect securities transactions in a manner to avoid causing significant price fluctuations in the market for these securities.

BORROWING

     The Series has reserved the right to borrow amounts not exceeding 33% of its net assets for the purposes of making redemption payments. When advantageous opportunities to do so exist, the Series may also purchase securities when borrowings exceed 5% of the value of its net assets. Such purchases can be considered "leveraging" and, in such circumstances, the net value of the Series may increase or decrease at a greater rate than would be the case if the Series had not leveraged. The interest payable on the amount borrowed would increase the Series' expenses and, if the appreciation and income produced by the investments purchased when the Series has borrowed are less than the cost of borrowing, the investment performance of the Series will be reduced as a result of leveraging.

PORTFOLIO STRATEGIES

     The method employed by the Advisor to manage the Series will differ from the process employed by many other investment advisors in that the Advisor will rely on fundamental analysis of the investment merits of securities to a limited extent to eliminate potential acquisitions rather than rely on this technique to select securities. Further, because securities generally will be held long-term and will not be eliminated based on short-term price fluctuations, the Advisor generally will not act upon general market movements or short-term price fluctuations of securities to as great an extent as many other investment advisors.

REPURCHASE AGREEMENTS

     In addition, the Series may invest in repurchase agreements. In the event of a bankruptcy of the other party to a repurchase agreement, the Trust could experience delay in recovering the securities underlying such agreement. Management believes that the risk can be controlled through stringent security selection criteria and careful monitoring procedures.


                             MANAGEMENT OF THE PORTFOLIO


     The Advisor serves as investment advisor to the Series and, as such, is responsible for the management of its assets. Investment decisions for the Series are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Series with a trading department and selects brokers and dealers to effect securities transactions.

     Securities transactions are placed with a view to obtaining the best price and execution of such transactions and, subject to this goal, may be placed with brokers which have assisted in the sale of the Portfolio's shares. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.



     For the fiscal year ended November 30, 1997, the Advisor received a fee for its advisory services to the Series equal to 0.03% of the average net assets of the Series and the total expenses of the Portfolio were 0.20% of its average net assets. Absent the Advisor's waiver of its fee under the Administration Agreement with respect to the Portfolio (see "Administrative Services") and its assumption of portfolio expenses to the extent necessary to keep the cumulative annual expenses of the Portfolio to not more than 0.20% of the average net assets of the Portfolio on an annual basis, the ratio of expenses to average net assets for the fiscal year ended November 30, 1997 would have been 0.40%.



     The Portfolio and Series each bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to the Portfolio or the Series are so allocated and expenses which are not allocable to the Portfolio and the Series are borne by the Portfolio and Series on the basis of their relative net assets.


     The Advisor was organized in May, 1981, and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $26 billion. David G. Booth and Rex A. Sinquefield (directors and officers of both the Fund and the Advisor , trustees and officers of the Trust and shareholders of the Advisor) may be deemed controlling persons of the Advisor.


     The Board of Directors is responsible for establishing Portfolio policies and for overseeing the management of the Portfolio. Each of the Directors and officers of the Fund is also a Trustee and officer of the Trust. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Series. The Portfolio's statement of additional information furnishes information about the Directors and officers of the Fund. (See "DIRECTORS AND OFFICERS" in the statement of additional information.)


ADMINISTRATIVE SERVICES


     The Fund has entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio's custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund in complying with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Series; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For its administrative services, the Portfolio pays the Advisor a monthly fee equal to one-twelfth of .07% of the average net assets of the Portfolio. The Advisor has agreed to waive its fee under the administration agreement with respect to the Portfolio to the extent necessary to keep the cumulative annual expenses of the Portfolio to not more than 0.20% of the average net assets of the Portfolio on an annualized basis.

                   DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it will not be liable for federal income taxes to the extent that its net investment income and net realized capital gains are distributed. The Portfolio's policy is to distribute substantially all net investment income together with any net realized capital gains in November and December of each year.


     The Series also intends to qualify as a regulated investment company under the Code. Special tax rules may apply in determining the income and gains that the Series earns on its investments. Also, foreign governments may impose taxes on the income and gains from the Series' investments in foreign securities. These rules may, in turn, affect the amount of distributions that the Portfolio pays to shareholders.



     Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date), unless upon written notice to PFPC Inc., the Portfolio's transfer agent, the shareholder selects one of the following options:


     Income Option -          to receive income dividends in cash and capital
                              gains distributions in additional shares at net asset value.

     Capital Gains Option -   to receive capital gains distributions in cash and
                              income dividends in additional shares at net asset value.

     Cash Option -            to receive both income dividends and capital gains
                              distributions in cash.

     The Portfolio receives income in the form of income dividends paid by the Series. This income, less the expenses incurred in operations, is the Portfolio's net investment income from which income dividends are distributed as described above. The Portfolio also may receive capital gains distributions from the Series and may realize capital gains upon the redemption of the shares of the Series. Any net realized capital gains of the Portfolio will be distributed as described above.

     Whether paid in cash or additional shares and regardless of the length of time the Portfolio's shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. Dividends from net investment income will generally qualify in part for the corporate dividends received deduction, but the portion of dividends so qualified depends on the aggregate qualifying dividend income received by the Series from domestic (U.S.) sources.

     For those investors subject to tax, if purchases of shares of the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

     Dividends which are declared in November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.


     The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another portfolio of the Fund. Any loss incurred on sale or exchange of the Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.



     In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from the Portfolio and on gains arising on redemption or exchange of Portfolio shares.


     The Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.


                                  PURCHASE OF SHARES

     Investors may purchase shares of the Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment and then completing an Account Registration Form and mailing it to:

               Dimensional Investment Group Inc.
               The DFA 6-10 Institutional Portfolio
               1299 Ocean Avenue, 11th floor
               Santa Monica, CA  90401

     The minimum initial purchase requirement for the Portfolio's shares is $5,000,000. Once the minimum purchase requirement is satisfied, further investments in the Portfolio are not subject to any minimum purchase requirement. The Fund reserves the right to reduce or waive the minimum investment requirement, to reject any initial or additional investment and to suspend the offering of shares of the Portfolio.


     Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (Federal Funds) by wire to the custodian, for the account of Dimensional Investment Group Inc. (The DFA 6-10 Institutional Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares by check should send their check to Dimensional Investment Group Inc., c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809.
PNC Bank, N.A. serves as custodian for the Portfolio.


     Shares may also be purchased and sold by individuals through securities firms which may charge a service fee or commission for such transactions. No such fee or commission is charged on shares which are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.


     Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.


IN KIND PURCHASES

     If accepted by the Fund, shares of the Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Series or otherwise represented in its portfolio as described in this prospectus. Securities to be exchanged which are accepted by the Fund and shares of the Portfolio to be issued therefore will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer.


     The Fund will not accept securities in exchange for shares of the Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Series and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Series under the Securities Act of 1933 or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Series may not exceed 5% of the net assets of the Series immediately after the transaction. The Fund will accept such securities for investment and not for resale.


     A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Advisor.

                                 VALUATION OF SHARES

     The net asset values per share of the Portfolio and the Series are calculated as of the close of the NYSE by dividing the total market value of their respective investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Series, respectively. The value of the Portfolio's shares will fluctuate in relation to the investment experience of the Series. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, the Series values such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust.


     Provided that the transfer agent has received the investor's Account Registration Form in good order and the custodian has received the investor's payment, shares of the Portfolio will be priced at the net asset value calculated next after receipt of the investor's funds by the custodian. "Good order" with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor has been received in legible form and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled in order to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

     Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolio is minimal and, therefore, the shares of the Portfolio are currently sold at net asset value, without the imposition of a fee that would be used to reimburse the Portfolio for such cost ("reimbursement fee"). Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio and the Series. Any such charges will be described in the prospectus.


                                     DISTRIBUTION

     The Fund acts as distributor of the Portfolio's shares. It has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of DFA, pursuant to which DFA Securities Inc. is responsible for supervising the sale of the Portfolio's shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.


                                  EXCHANGE OF SHARES

     Investors may exchange shares of the Portfolio for those of another portfolio in the Fund or a portfolio of DFA Investment Dimensions Group Inc., an open-end, management investment company ("DFAIDG"), by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed exchange and then completing an Exchange Form and mailing it to:

                    Dimensional Investment Group Inc.
                    Attn:  Client Operations
                    1299 Ocean Avenue, 11th Floor
                    Santa Monica, CA  90401

     The minimum amount for an exchange into a portfolio of DFAIDG is $100,000. Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. Investors may contact the Advisor at the above-listed phone number for a list of those portfolios of DFAIDG that accept exchanges.

     The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund or DFAIDG, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio and of the portfolio of DFAIDG involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio.


     The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received an Exchange Form in good order, plus any applicable reimbursement fee on purchases by exchange. "Good order" means a completed Exchange Form specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an "eligible guarantor institution." Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if the registrations of the two accounts are identical, stock certificates have not been issued and the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor's state of residence.

     There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.


                                 REDEMPTION OF SHARES


    Investors who desire to redeem shares of the Portfolio must first contact the Advisor at the telephone number shown under "PURCHASE OF SHARES." The Portfolio will redeem shares at the net asset value of such shares next determined, either: (1) where stock certificates have not been issued, after receipt of a written request for redemption in good order by the Portfolio's transfer agent or (2) if stock certificates have been issued, after receipt of the stock certificates in good order at the office of the transfer agent. "Good order" means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST), including: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents.


     Shareholders redeeming shares for which certificates have not been issued, who have authorized redemption payment by wire on an authorization form filed with the Fund, may request that redemption proceeds be paid in federal funds wired to the bank they have designated on the authorization form. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder's bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after notification to shareholders. No charge is made by the Fund for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for further investments. (See "PURCHASE OF SHARES.")

     Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.


     The Fund reserves the right to redeem a shareholder's account if the value of the shares in the account is $500 or less, whether because of redemptions, a decline in the Portfolio's net asset value per share or any other reason.
Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.



     When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Series in lieu of cash in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

                                 GENERAL INFORMATION


     The Portfolio and the Series may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis, that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Fund's annual report to shareholders of the Portfolio for the fiscal year ended November 30, 1997, contains additional performance information. A copy of the annual report is available upon request and without charge.


     The Fund was incorporated under Maryland law on March 19, 1990. The shares of the Portfolio, when issued and paid for in accordance with the Portfolio's prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular class whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.




     The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of the Portfolio in the Series at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

     Whenever the Portfolio, as an investor in the Series, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio's shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio's shares in the Series in accordance with the voting instructions received from the Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.


     As of January 30, 1998, the following person(s) owned more than 25% of the voting securities of the Portfolio:



          NIGAS Savings Investment and Thrift Plans                       69.07%
          Pensions and Investments Department
          P.O. Box 190
          Aurora, IL  60507

          Utah Retirement Systems                                         27.91%
          540 E. 200 South
          Salt Lake City, UT  84102


     Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this prospectus. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

DIMENSIONAL INVESTMENT GROUP INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

INVESTMENT ADVISOR
DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

CUSTODIAN
PNC BANK, N.A.
200 Stevens Drive, Airport Business Center
Lester, PA  19113


ACCOUNTING SERVICES, DIVIDEND DISBURSING AND TRANSFER AGENT
PFPC INC.
400 Bellevue Parkway
Wilmington, DE  19809


LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P
2400 Eleven Penn Center
19th and Market Streets
Philadelphia, PA  19103

                         THE DFA 6-10 INSTITUTIONAL PORTFOLIO

                          DIMENSIONAL INVESTMENT GROUP INC.


            1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA  90401
                              TELEPHONE:  (310) 395-8005

                         STATEMENT OF ADDITIONAL INFORMATION

                                    MARCH 3, 1998




     This statement of additional information is not a prospectus but should be read in conjunction with the prospectus of The DFA 6-10 Institutional Portfolio (the "Portfolio") of Dimensional Investment Group Inc. (the "Fund"), dated March 3, 1998, as amended from time to time, which can be obtained from the Fund by writing to the above address or by calling the above telephone number.


                                 TABLE OF CONTENTS



                                                                            PAGE
INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . . .   2

BROKERAGE TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .   2

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .   3

DIRECTORS AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . . . .   5

ADMINISTRATIVE SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .   7

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7

PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . . . . . . . .   7

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8

CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . . . .   9

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10


                          INVESTMENT OBJECTIVE AND POLICIES

     The following information supplements the information set forth in the prospectus under the caption "INVESTMENT OBJECTIVE AND POLICIES" and applies to the U.S. 6-10 Series (the "Series") of The DFA Investment Trust Company (the "Trust").

     Because the structure of the Series is based on the relative market capitalizations of eligible holdings, it is possible that the Series might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Fund and the issuer would be deemed "affiliated persons" under the Investment Company Act of 1940 (the "1940 Act") and certain requirements of the 1940 Act regulating dealings between affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Series and the anticipated amount of the Series' assets intended to be invested in such securities, management does not anticipate that the Series will include as much as 5% of the voting securities of any issuer.

                                BROKERAGE TRANSACTIONS



     During the fiscal years ended November 30, 1995, 1996 and 1997, the Series paid total brokerage commissions of $361,784, $473,887 and $855,652, respectively. The substantial increases or decreases in the amount of brokerage commissions paid by the Series from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the Series.



     Portfolio transactions of the Series will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Series to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Series to its brokers to ascertain that they are competitive with those charged by other brokers for similar services.



     Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Series permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Series. During fiscal year 1997, the Series paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Series of $486,637 with respect to securities transactions valued at $153,272,761. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Series.



     The OTC companies eligible for purchase by the Series are thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, Instinet and with dealers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

     Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade, the Series, by trading through Instinet, would pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Series can effect transactions at the best available prices.



     The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Series, except if the Portfolio receives securities or currencies from the Series to satisfy the Portfolio's redemption request.



                                INVESTMENT LIMITATIONS

     The Portfolio has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio. The Series' investment limitations are the same as those of the Portfolio.

     The Portfolio will not:

(1) invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate;

(2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

(3) as to 75% of the total assets of the Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result, more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

(4) purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

(5) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

(6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in
     (5) above;

(7) invest more than 15% of the value of the Portfolio's total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

(8)  engage in the business of underwriting securities issued by others;

(9) invest for the purpose of exercising control over management of any company;

(10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

(11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

(12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry;

(13) write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs;

(14) purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holding of other equity securities;

(15) purchase securities on margin or sell short;



(16) acquire more than 10% of the voting securities of any issuer; or



(17) issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.


     The investment limitations described in (3), (4), (7), (9), (10), (11),
(12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Series.

     Although (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Series, the Portfolio does not intend to lend those shares.

     For purposes of (7) above, although the Portfolio is authorized to invest up to 15% of its total assets in illiquid securities, it does not intend to do so.



     Pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"), the Series may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Series' limitations on holdings of illiquid securities stated in
(7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.






     Although not a fundamental policy subject to shareholder approval, the Portfolio indirectly through its investment in the Series, does not intend to purchase interests in any real estate investment trust.



     Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, "total assets" refers to the assets that the Series owns, and does not include assets which the Series does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Series will exclude from its total assets those assets which represent collateral received by the Series for its securities lending transactions.



     Unless otherwise indicated, all limitations applicable to the Portfolio's and Series' investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of the Portfolio's or Series' assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio's or Series' total assets will not require the Portfolio or Series to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences.

                                DIRECTORS AND OFFICERS



The names, addresses and dates of birth of the directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.



DIRECTORS



     David G. Booth, Director*, (12/2/46), President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director, of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc. (registered investment company) and Dimensional Emerging Markets Fund Inc. (registered investment company). Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company (registered investment company). Chairman and Director, Dimensional Fund Advisors Ltd.





     George M. Constantinides, (9/22/47), Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc.





     John P. Gould, (1/19/39), Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company and First Prairie Funds (registered investment companies). Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Harbor Investment Advisors. Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting).





     Roger G. Ibbotson, (5/27/43), Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman and President, Ibbotson Associates, Inc. (software, data, publishing and consulting).





     Merton H. Miller, (5/16/23), Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor Emeritus, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Public Director, Chicago Mercantile Exchange.





     Myron S. Scholes, (7/1/42), Director, Greenwich, CT. Limited Partner, Long-Term Capital Management L.P. (money manager). Frank E. Buck Professor Emeritus of Finance, Graduate School of Business and Professor of Law, Law School, Senior Research Fellow, Hoover Institution, (all) Stanford University. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Benham Capital Management Group of Investment Companies and Smith Breeden Group of Investment Companies.

     Rex A. Sinquefield, (9/7/44), Director*, Chairman-Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company.
Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.



*Interested Director of the Fund.

OFFICERS



     Each of the officers listed below hold the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Fund Inc.





     Arthur Barlow, (11/7/55), Vice President, Santa Monica, CA.





     Truman Clark, (4/8/41), Vice President, Santa Monica, CA. Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.





     Maureen Connors, (11/17/36), Vice President and Assistant Secretary, Santa Monica, CA.





     Robert Deere, (10/8/57), Vice President, Santa Monica, CA.





     Irene R. Diamant, (7/16/50), Vice President and Secretary (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA.





     Richard Eustice, (8/5/65), Vice President and Assistant Secretary, Santa Monica, CA.





     Eugene Fama, Jr., (1/21/61), Vice President, Santa Monica, CA.





     Kamyab Hashemi-Nejad, 1/22/61, Vice President, Controller and Assistant Treasurer, Santa Monica, CA.





     Stephen P. Manus, 12/26/50, Vice President, Santa Monica, CA. Managing Director, ANB Investment Management and Trust Company from 1985-1993; President, ANB Investment Management and Trust Company from 1993-1997.





     Karen McGinley, 3/10/66, Vice President, Santa Monica, CA.





     Catherine L. Newell, 5/7/64, Vice President and Assistant Secretary (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA. Associate, Morrison & Foerster, LLP from 1989 to 1996.





     David Plecha, (10/26/61), Vice President, Santa Monica, CA.





     George Sands, (2/8/56), Vice President, Santa Monica, CA.





     Michael T. Scardina, (10/12/55), Vice President, Chief Financial Officer and Treasurer, Santa Monica, CA.





     Jeanne C. Sinquefield, Ph.D., (12/2/46), Executive Vice President, Santa Monica, CA.

     Scott Thornton, (3/1/63), Vice President, Santa Monica, CA.





     Weston Wellington, (3/1/51), Vice President, Santa Monica, CA. Director of Research, LPL Financial Services, Inc., Boston, MA from 1987 to 1994.



     Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.



     Directors and officers as a group own less than 1% of the Portfolio's outstanding stock.





     Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 1997, and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.




                                                       Total Compensation from
                                   Aggregate                     Fund
                                  Compensation             and Fund Complex
 Director                          from Fund
 --------                         ------------         -----------------------
 George M. Constantinides            $5,000                    $30,000
 John P. Gould                       $5,000                    $30,000
 Roger G. Ibbotson                   $5,000                    $30,000
 Merton H. Miller                    $5,000                    $30,000
 Myron S. Scholes                    $5,000                    $30,000


* 1 moved from here; text not shown

                               ADMINISTRATIVE SERVICES

     PFPC Inc. ("PFPC") serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Series. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. For its services, the Portfolio pays PFPC a monthly fee of $1,000.


                                  OTHER INFORMATION



     For the services it provides as investment advisor to the Series, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Series. For the fiscal years ended November 30, 1995, 1996 and 1997, the Series paid advisory fees of $57,000, $81,000 and $102,000, respectively. The Series has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Series to the Advisor.



     The Fund was known as DFA U.S. Large Cap Inc. from February, 1992, until the Fund amended its Articles of Incorporation in April, 1993, to change to its present name. Prior to a February, 1992, amendment to the Fund's Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc.

     PNC Bank, N.A. serves as a custodian for the Portfolio and the Series. The custodian maintains a separate account or accounts for the Portfolio and the Series; receives, holds and releases portfolio securities on account of the Portfolio and the Series; makes receipts and disbursements of money on behalf of the Portfolio and the Series; and collects and receives income and other payments and distributions on account of the Portfolio's and Series' portfolio securities.

     Coopers & Lybrand L.L.P., the Fund's independent accountants, audits the Fund's financial statements.


                           PRINCIPAL HOLDERS OF SECURITIES



     As of January 30, 1998, the following person(s) beneficially owned 5% or more of the outstanding stock of the Portfolio, as set forth below:





          NI-Gas Savings Investment & Thrift Plans                        69.07%
          Northern Illinois Gas
          P.O. Box 190
          Aurora, IL  60507

          Utah Retirement System                                          27.91%
          540 E. 200 South
          Salt Lake City, UT  84102


                                  PURCHASE OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."



     The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (the "NYSE") is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.



     The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio. Securities accepted in exchange for shares of the Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.


                                 REDEMPTION OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."

     The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Securities and Exchange Commission (the "Commission"), (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the Commission may permit.




     Shareholders may transfer shares of the Portfolio to another person by making a written request therefore to the Advisor who will transmit the request to the Fund's Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the prospectus under "REDEMPTION OF SHARES." As with redemptions, the written request must be received in good order before any transfer can be made.


                           CALCULATION OF PERFORMANCE DATA

     Following are quotations of the annualized percentage total returns of the Portfolio for the one-, five-, and ten-year periods ended November 30, 1997 (as applicable) using the standardized method of calculation required by the Commission.





          ONE YEAR            FIVE YEARS               TEN YEARS
          --------            ----------               ---------
          26.42%                   17.62%                   n/a
                              (55 months)




     For purposes of calculating the performance of the Portfolio, the performance of the Series will be utilized for the period prior to when the Portfolio commenced operations, and, if applicable, restated to reflect the Portfolio's fees and expenses. As the following formula indicates, the Portfolio and Series each determines its average annual total return by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the Commission's formula:



P(1 + T)n  = ERV

where:

     P   = a hypothetical initial payment of $1,000

     T   = average annual total return

     n   = number of years

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).



     In addition to the standardized method of calculating performance required by the Commission, the Portfolio and Series may disseminate other performance data and may advertise total return performance calculated on a monthly basis.





     The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio's investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.



                                 FINANCIAL STATEMENTS



     The audited financial statements and financial highlights of the Portfolio for the Fund's fiscal year ended November 30, 1997, as set forth in the Fund's annual report to shareholders of the Portfolio, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.





     The audited financial statements of the Series for the Trust's fiscal year ended November 30, 1997, as set forth in the Trust's annual report to shareholders, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.





     A shareholder may obtain a copy of the reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this statement of additional information.

                                     PROSPECTUS


                                   MARCH 3, 1998


                    DFA  ONE-YEAR  FIXED  INCOME  PORTFOLIO  II
                                 _________________


     This prospectus describes DFA ONE-YEAR FIXED INCOME PORTFOLIO II (the "Portfolio"), a series of shares issued by Dimensional Investment Group Inc. (the "Fund"), 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401,
(310) 395-8005. The Portfolio is an open-end, management investment company whose shares are offered, without a sales charge, to 401(k) defined contribution plans and clients, customers or members of certain institutions. The Fund issues thirteen series of shares, each of which represents a separate class of the Fund's common stock, having its own investment objective and policies. The Fund has not established a minimum initial purchase requirement for the Portfolio.


     THE INVESTMENT OBJECTIVE OF THE PORTFOLIO IS TO ACHIEVE STABLE REAL VALUE OF CAPITAL WITH A MINIMUM OF RISK BY INVESTING IN HIGH QUALITY OBLIGATIONS. THE PORTFOLIO, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE SHARES OF THE DFA ONE-YEAR FIXED INCOME SERIES (THE "SERIES") OF THE DFA INVESTMENT TRUST COMPANY (THE "TRUST"). THE SERIES IS AN OPEN-END, MANAGEMENT INVESTMENT COMPANY THAT HAS THE SAME INVESTMENT OBJECTIVE, POLICIES AND LIMITATIONS AS THE PORTFOLIO. THE INVESTMENT EXPERIENCE OF THE PORTFOLIO WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF THE SERIES. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "THE PORTFOLIO."


     This prospectus sets forth information about the Portfolio that prospective investors should know before investing and should be read carefully and retained for future reference. A statement of additional information about the Portfolio, dated March 3, 1998, as amended from time to time, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.

                                  _________________




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 TABLE OF CONTENTS


                                                                          PAGE

HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . 3

THE PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . . . 6
     Description of Investments. . . . . . . . . . . . . . . . . . . . . . . 6
     Investments in the Banking Industry . . . . . . . . . . . . . . . . . . 7
     Portfolio Strategy. . . . . . . . . . . . . . . . . . . . . . . . . . . 7

SECURITIES LOANS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8

RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8
     Foreign Securities. . . . . . . . . . . . . . . . . . . . . . . . . . . 8
     Banking Industry Concentrations . . . . . . . . . . . . . . . . . . . . 8
     Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . . . 8

MANAGEMENT OF THE PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . . . 8
     Administrative Services . . . . . . . . . . . . . . . . . . . . . . . . 9

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . .10

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .11

VALUATION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . .11

DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12

EXCHANGE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .12

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .12

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . .13

                                      HIGHLIGHTS

                                                                            PAGE
INVESTMENT OBJECTIVE                                                          6

     The investment objective of the Portfolio is to achieve stable real value of capital with a minimum of risk. The Portfolio invests all of its assets in the Series. Generally, the Series will acquire high quality obligations which mature within one year from the date of settlement; however, when greater returns are available substantial investments may be made in securities maturing within two years from the date of settlement as well. In addition, the Series intends to concentrate investments in the banking industry under certain circumstances. The investment objective of the Portfolio is a fundamental policy and may not be changed without the affirmative vote of a majority of its outstanding securities. (See "INVESTMENT OBJECTIVE AND POLICIES.")

                                                                            PAGE
RISK FACTORS                                                                  8

     The Series is authorized to invest in dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks and dollar-denominated obligations of foreign issuers traded in the U.S. and also is authorized to concentrate investments in the banking industry in certain circumstances.
The Portfolio is authorized to invest in repurchase agreements. All of the above-described policies involve certain risks. The policy of the Portfolio to invest in the shares of the Series also involves certain risks. (See "RISK FACTORS.")

                                                                            PAGE
MANAGEMENT AND ADMINISTRATIVE SERVICES                                        8

     Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to the Series. The Advisor provides the Portfolio with certain administrative services. The Fund contracts with Shareholder Services Agents to provide certain recordkeeping and other services for the benefit of the Portfolio's shareholders. (See "MANAGEMENT OF THE PORTFOLIO.")

                                                                            PAGE
DIVIDEND POLICY                                                              10

     The Portfolio distributes dividends from its net investment income monthly and makes any distributions from realized net capital gains on an annual basis. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")


                                                                            PAGE
PURCHASE, VALUATION AND REDEMPTION OF SHARES                                 11


     The shares of the Portfolio are sold at net asset value. The redemption price of a share of the Portfolio is equal to the net asset value of the share. The value of the shares issued by the Portfolio will fluctuate in relation to the investment experience of the Series. Unlike money market funds, the shares of the Portfolio will tend to reflect fluctuations in interest rates because the Series does not seek to stabilize the price of its shares by use of the "amortized cost" method of securities valuation. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

SHAREHOLDER TRANSACTION EXPENSES

     None*


     The expenses in the following table are based on those incurred by the Portfolio for the fiscal year ended November 30, 1997.


ANNUAL FUND OPERATING EXPENSES**
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


          Management Fee                                    0.05%
          Administration Fee (after voluntary fee waivers)  0.00%
          Other Expenses (after assumption of expenses)     0.70%
          Total Operating Expenses (after fee waivers
               and assumption of expenses)                  0.75%***


   * Shares of the Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

  ** The "Management Fee" is payable by the Series and the "Administration Fee" is payable by the Portfolio. The amount set forth in "Other Expenses" represents the aggregate amount that is payable by both the Series and the Portfolio. "Other Expenses" include a fee paid to the Shareholder Services Agent of each employer plan or institution at the annual rate of .25% of the average daily value of all shares of the Portfolio that are held in an account maintained by such Shareholder Services Agent, paid on a monthly basis. (See "Administrative Services.")


 *** Effective December 1, 1995, the Advisor agreed to waive its fee under the Administration Agreement with respect to the Portfolio, and to the extent that such waiver is insufficient, to assume the expenses of the Portfolio, to the extent necessary to keep the cumulative annual expenses of the Portfolio to not more than .75% of the average net assets of the Portfolio on an annualized basis. Absent the Advisor's waiver of the administration fees and assumption of expenses, the ratio of total operating expenses to average net assets for the Portfolio and Series for the fiscal year ended November 30, 1997, would have been 1.14%. For purposes of this waiver and assumption of expenses, the annual expenses are those expenses incurred in any period consisting of twelve consecutive months. The Advisor retains the right in its sole discretion to modify or eliminate the waiver of a portion of its fees and the assumption of expenses of the Portfolio in the future. If the Advisor modifies or eliminates the fee waiver or assumption of expenses, such change will be set forth in the prospectus.


EXAMPLE

     You would pay the following transaction and annual operating expenses on a $1,000 investment in each Portfolio, assuming a 5% annual return over each of the following time periods and redemption at the end of each time period:


               1 Year     3 Years      5 Years      10 Years
               ------     -------      -------      --------
                 $8        $24           $42          $93



     The purpose of the above fee table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolio will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

     The table summarizes the aggregate estimated annual operating expenses of both the Portfolio and the Series. (See "MANAGEMENT OF THE PORTFOLIO" for a description of Portfolio and Series expenses.) The Board of Directors of the Fund has considered whether such expenses will be more or less than they would be if the Portfolio were to invest directly in the securities held by the Series. The aggregate amount of expenses for the Portfolio and the Series may be greater than it would be if the Portfolio were to invest directly in the securities held by the Series. However, the total expense ratio for the Portfolio and the Series is expected to be less over time than such ratio would have been if the Portfolio were to invest directly in the underlying securities. This is because this arrangement enables institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Series, including the Portfolio, will pay its proportionate share of the expenses of the Series.


                           CONDENSED FINANCIAL INFORMATION


     The following financial highlights are part of the financial statements of the Portfolio. The information for each of the past fiscal years has been audited by independent accountants. The financial statements, related notes and the report of the independent accountants covering such financial information and financial highlights for the Fund's most recent fiscal year ended November 30, 1997, are incorporated by reference into the Fund's statement of additional information from the Fund's annual report to shareholders for the year ended November 30, 1997. Further information about the Portfolio's performance is contained in the Fund's annual report to shareholders of the Portfolio for the year ended November 30, 1997. A copy of the annual report may be obtained from the Fund upon request at no charge.

                                  FINANCIAL HIGHLIGHTS

                   (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                 Year            Year           Feb. 9
                                                                                 Ended           Ended             To
                                                                                Nov. 30,        Nov. 30,        Nov. 30,
                                                                                  1997            1996            1995
                                                                                --------        --------        --------
Net Asset Value, Beginning of Period  . . . . . . . . . . . . . . . . . . . .    $10.18          $10.16          $10.00

INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . .      0.53            0.46            0.24
   Net Gains (Losses) on Securities (Realized and Unrealized) . . . . . . . .     (0.01)           0.02            0.16
                                                                                 ------          ------          ------
   Total from Investment Operations . . . . . . . . . . . . . . . . . . . . .      0.52            0.48            0.40
                                                                                 ------          ------          ------

LESS DISTRIBUTIONS
   Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . .     (0.54)          (0.46)          (0.24)
                                                                                 ------          ------          ------
   Net Asset Value, End of Period . . . . . . . . . . . . . . . . . . . . . .    $10.16          $10.18          $10.16
                                                                                 ------          ------          ------
                                                                                 ------          ------          ------

Total Return . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . .      5.23%           4.86%           4.09%#
Net Assets, End of Period (thousands) . . . . . . . . . . . . . . . . . . . .     $9,342         $4,732            $569
Ratio of Expenses to Average Net Assets (1) . . . . . . . . . . . . . . . . .      0.75%(a)        0.75%(a)        2.50%*(a)
Ratio of Net Investment Income to Average Net Assets  . . . . . . . . . . . .      5.10%(a)        4.66%(a)        2.80%*(a)
Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . .      N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series . . . . . . . . . . . . . . . .     82.84%          95.84%          81.31%(b)


________________

(Adjusted to reflect a 900% stock dividend as of January 2, 1996.)
*Annualized
#Non-Annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) Had certain waivers and assumptions of expenses not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1997, 1996 and 1995 would have been 1.14%, 2.80% and 17.81%, respectively and the ratios of net investment income to average net assets for the periods ended November 30, 1997, 1996 and 1995 would have been 4.71%, 2.61% and (12.60%), respectively.
(b) Master Fund Series turnover calculated for the year ended November 30, 1995.

                                    THE PORTFOLIO

     The Portfolio, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in the Series, an open-end, management investment company registered under the Investment Company Act of 1940, having the same investment objective as the Portfolio. The investment objective of the Portfolio may not be changed without the affirmative vote of a majority of its outstanding securities and the investment objective of the Series may not be changed without the affirmative vote of a majority of its outstanding securities. Shareholders of the Portfolio will receive written notice thirty days prior to any change in the investment objective of the Series.

     This prospectus describes the investment objective, policies and restrictions of the Portfolio and the Series. (See "INVESTMENT OBJECTIVE AND POLICIES.") In addition, an investor should read "MANAGEMENT OF THE PORTFOLIO" for a description of the management and other expenses associated with the Portfolio's investment in the Series. Other institutional investors, including other mutual funds, may invest in the Series, and the expenses of such other investors and, correspondingly, their returns may differ from those of the Portfolio. Please contact the Trust at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Series other than through the Portfolio.

     The shares of the Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. For example, the Series might be able to place larger block trades at more advantageous prices and to participate in securities transactions of larger denominations, thereby reducing the relative amount of certain transaction costs in relation to the total size of the transaction. While investment in the Series by other institutional investors offers potential benefits to the Series and, through its investment in the Series, also to the Portfolio, economies and expense reductions might not be achieved and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in the Series, the remaining investors in the Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Series than the Portfolio could have effective voting control over the operation of the Series.

     Further, if the Series changes its investment objective in a manner which is inconsistent with the investment objective of the Portfolio and the shareholders of the Portfolio fail to approve a similar change in the investment objective of the Portfolio, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Portfolio of its investment in the Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Series may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio's shareholders as described in "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" below.

     Finally, the Portfolio's investment in the shares of a registered investment company such as the Series is new and results in certain operational and other complexities. However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the Series invests.

                           INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Portfolio is to achieve a stable real value (i.e. a return in excess of the rate of inflation) of invested capital with a minimum of risk. This objective will be pursued by investing the assets of the Portfolio in the Series, which has the same investment objective and policies as the Portfolio. The Series will invest in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, the Series will acquire obligations which mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available. It is the Series' policy that the weighted average length of maturity of investments will not exceed one year. The Series principally invests in certificates of deposit, commercial paper, bankers' acceptances, notes and bonds. The Series will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these instruments exceeds the yield to maturity on all other eligible portfolio investments of similar quality for a period of five consecutive days when the New York Stock Exchange (the "NYSE") is open for trading. (See "Investments in the Banking Industry.")

DESCRIPTION OF INVESTMENTS

     The following is a description of the categories of the investments which may be acquired by the Series.

     1. U.S. GOVERNMENT OBLIGATIONS - Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

     2. U.S. GOVERNMENT AGENCY OBLIGATIONS - Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, including the Federal National Mortgage Association, Federal Home Loan Bank and the Federal Housing Administration.

     3. CORPORATE DEBT OBLIGATIONS - Non-convertible corporate debt securities (e.g., bonds and debentures) which are issued by companies whose commercial paper is rated Prime-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Rating Group, a Division of The McGraw-Hill Companies ("S&P") and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer's commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody's. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

     4. BANK OBLIGATIONS - Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

     5. COMMERCIAL PAPER - Rated, at the time of purchase, A-1 or better by S&P or Prime-1 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody's or AAA by S&P, and having a maximum maturity of nine months.

     6. REPURCHASE AGREEMENTS - Instruments through which the Series purchases securities ("underlying securities") from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the security at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Series will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Series' total assets would be so invested. The Series will also only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

     7. SUPRANATIONAL ORGANIZATION OBLIGATIONS - Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

     The categories of investments that may be acquired by the Series may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

INVESTMENTS IN THE BANKING INDUSTRY

     The Series will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments for a period of five consecutive days when the NYSE is open for trading. For the purpose of this policy, which is a fundamental policy of the Series and can only be changed by a vote of shareholders of the Series, banks and bank holding companies are considered to constitute a single industry, the banking industry. The Portfolio has the same fundamental policy, which can only be changed by a vote of the Portfolio's shareholders, except that the Portfolio's policy does not apply to the extent that all or substantially all of its net assets are invested in the Series. When investment in such obligations exceeds 25% of the total net assets of the Series, the Series will be considered to be concentrating its investments in the banking industry. As of the date of this prospectus, the Series is concentrating its investment in this industry.

     The types of bank and bank holding company obligations in which the Series may invest include: dollar-denominated certificates of deposit, bankers' acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the date of settlement, provided such obligations meet the Series' established credit rating criteria as stated under "Description of Investments." In addition, the Series is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

PORTFOLIO STRATEGY

     The Series will be managed with a view to capturing credit risk premiums and term or maturity premiums. As used herein, the term "credit risk premium" means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury and "maturity risk premium" means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the Series will be chosen with a view to maximizing anticipated monthly returns, net of trading costs.


     The Series is expected to have a high portfolio turnover rate due to the relatively short maturities of the securities to be acquired. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. It is anticipated that the annual turnover rate of the Series could be 0% to 200%. The annual portfolio turnover rates of the Series for the fiscal years ended November 30, 1996 and 1997, respectively, were 95.84% and 82.84%. While the Series acquires securities in principal transactions and, therefore, does not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a "cost" of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor's judgment, the monthly return of the Series will be increased as a result of portfolio transactions after taking in to account the cost of trading. It is anticipated that securities will be acquired in the secondary markets for short term instruments.


                                   SECURITIES LOANS

     The Series is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Series may earn additional income from lending securities, such activity is incidental to the investment objective of the Series. The value of securities loaned may not exceed 331/3% of the value of the Series' total assets. In connection with such loans, the Series will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. The Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of the Series, it will not do so.

                                     RISK FACTORS

FOREIGN SECURITIES

     The Series invests in foreign issuers. Such investments involve risks that are not associated with investments in U.S. public companies. Such risks may include legal, political and or diplomatic actions of foreign governments, such as imposition of withholding taxes on interest and dividend income payable on the securities held, possible seizure or nationalization of foreign deposits, establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the value of the assets held by the Series. Further, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those of U.S. public companies and there may be less publicly available information about such companies than comparable U.S. companies. The Series may invest in obligations of supranational organizations. The value of the obligations of these organizations may be adversely affected if one or more of their supporting governments discontinue their support.

BANKING INDUSTRY CONCENTRATIONS

     Concentrating in obligations of the banking industry may involve additional risk by foregoing the safety of investing in a variety of industries. Changes in the market's perception of riskiness of banks relative to non-banks could cause more fluctuations in the net asset value of the Series (and, thus, the Portfolio) than might occur in less concentrated portfolios.

REPURCHASE AGREEMENTS

     In addition, the Series may invest in repurchase agreements. In the event of the bankruptcy of the other party to a repurchase agreement, the Trust could experience delay in recovering the securities underlying such agreement. Management believes that this risk can be controlled through stringent security selection criteria and careful monitoring procedures.

                             MANAGEMENT OF THE PORTFOLIO

     The Advisor serves as investment advisor to the Series. As such, the Advisor is responsible for the management of its assets. Investment decisions for the Series are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Series with a trading department and selects brokers and dealers to effect securities transactions. Portfolio securities are placed with a view to obtaining best price and execution and, subject to this goal, may be placed with brokers which have assisted in the sale of the Portfolio's shares.


     For the fiscal year ended November 30, 1997, the Advisor received a fee for its advisory services to the Series equal to 0.05% of the average net assets of the Series and the total expenses of the Portfolio were 0.75% of its average net assets. Effective December 1, 1995, the Advisor agreed to waive its fee under the Administration Agreement with respect to the Portfolio, and to the extent that such waiver is insufficient, to reimburse the Portfolio, to the extent necessary to keep the cumulative annual expenses of the Portfolio to not more than 0.75% of the average net assets of the Portfolio on an annualized basis. Absent the Advisor's waiver of the administration fees and assumption of expenses, the ratio of expenses to average net assets for the Portfolio for the fiscal year ended November

30, 1997, would have been 1.14%. For purposes of this waiver and assumption of expenses, the annual expenses are those expenses incurred in any period consisting of twelve consecutive months. The Advisor retains the right in its sole discretion to modify or eliminate the waiver of a portion of its fees and the assumption of expenses of the Portfolio in the future. If the Advisor modifies or eliminates the fee waiver or assumption of expenses, such change will be set forth in the prospectus.



     The Portfolio and the Series each bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to the Portfolio or the Series are so allocated and expenses which are not allocable to the Portfolio and the Series are borne by the Portfolio and the Series on the basis of their relative net assets.



     The Advisor was organized in May, 1981, and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $26 billion. David G. Booth and Rex A. Sinquefield (directors and officers of both the Fund and the Advisor, trustees and officers of the Trust, and shareholders of the Advisor) may be deemed controlling persons of the Advisor.


     The Board of Directors is responsible for establishing Portfolio policies and for overseeing the management of the Portfolio. Each of the Directors and officers of the Fund is also a Trustee and officer of the Trust. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Series. The Portfolio's statement of additional information furnishes information about the Directors and officers of the Fund. (See "DIRECTORS AND OFFICERS" in the statement of additional information.)

ADMINISTRATIVE SERVICES


     The Fund has entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio's custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Series; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For its administrative services, the Portfolio pays the Advisor a monthly fee equal to one-twelfth of .10% of the average net assets of the Portfolio. The Advisor has agreed to waive its fee under the administration agreement with respect to the Portfolio to the extent necessary to keep the cumulative annual expenses of the Portfolio to not more than .75% of the average net assets on an annualized basis.



     The Fund intends to enter into shareholder service agreements with certain Shareholder Service Agents on behalf of the Portfolio. The Shareholder Service Agents ordinarily will include (i) with respect to participants in a 401(k) plan that invests in the Portfolio, the person designated to service the employer's plan and (ii) institutions whose clients, customers or members invest in the Portfolio. These services to be provided under the shareholder service agreements may include any of the following: individual recordkeeping for 401(k) plan participants and clients, customers or members of institutions (collectively referred to herein as "Participants"); sending statements to Participants reflecting account activities such as purchases, redemptions and dividend payments; responding to Participant inquiries regarding their accounts; tax reporting with respect to dividends, distributions and redemptions; receiving, aggregating and processing Participant orders; and providing the Portfolio with information necessary for the Fund to comply with the state securities laws. The fee paid by the Portfolio to the Shareholder Services Agent of each employer plan or institution is an annual rate of .25% of the aggregate daily value of all shares held in an account maintained by such Shareholder Services Agent, paid on a monthly basis.


                   DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it will not be liable for federal income taxes to the extent that its net investment income and net realized capital gains are distributed. Net investment income, which is accrued daily, will be distributed monthly (except for January) by the Portfolio. Any net realized capital gains of the Portfolio will be distributed annually after the close of the fiscal year.


     The Series also intends to qualify each year as a regulated investment company under the Code. Special tax rules may apply in determining the income and gains that the Series earns on its investments. Also, foreign governments may impose taxes on the income and gains from the Series' investments in foreign securities. These rules may, in turn, affect the amount of distributions that the Portfolio pays to its shareholders.


     Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date).

     The Portfolio receives income in the form of income dividends paid by the Series. This income, less the expenses incurred in operations, is the Portfolio's net investment income from which income dividends are distributed as described above. The Portfolio also may receive capital gains distributions from the Series and may realize capital gains upon the redemption of the shares of the Series. Any net realized capital gains of the Portfolio will be distributed as described above. Dividends and distributions paid to a 401(k) plan accumulate free of federal income tax.

     Since virtually all the net investment income from the Portfolio is expected to arise from earned interest, it is not expected that any of the Portfolio's distributions will be eligible for the dividends received deduction for corporations.

     Whether paid in cash or additional shares and regardless of the length of time the Portfolio's shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

     Dividends which are declared in November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another portfolio of the Fund. Any loss incurred on sale or exchange of the Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.


     In addition to federal taxes, shareholders may be subject to state or local taxes on distributions received from the Portfolio and gains arising on redemption or exchange of Portfolio shares. It is anticipated that no portion of the Portfolio's distributions will qualify for exemption from state personal income taxes as dividends paid from interest earned on direct obligations of the U.S. Government.


     The Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.

                                  PURCHASE OF SHARES

     Shares of the Portfolio are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Code and
(ii) to clients, customers or members of certain institutions. Provided that shares of the Portfolio are available under an employer's plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution and approved by the Fund's management for making investments. Shares are available through the Shareholder Services Agent designated under the employer's plan or by the institution. Investors who want to consider investing in the Portfolio should contact their employer or institution for details. Institutions which purchase shares of the Portfolio for the accounts of their customers may impose separate charges on those customers for account services. The Fund does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer's plan or institution imposes a minimum transaction requirement.

                                 VALUATION OF SHARES

     The net asset value per share of the Series is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Series. The value of the shares of the Series will tend to fluctuate with interest rates because, unlike money market funds, the Series does not seek to stabilize the value of its shares by use of the "amortized cost" method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. Securities which are traded OTC and on a stock exchange will be valued according to the broadest and most representative market; it is expected that for bonds and other fixed-income securities this ordinarily will be the OTC market. Securities held by the Series may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the current market value of such securities. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. The net asset value of the Portfolio is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio. The value of the Portfolio's shares will fluctuate in relation to the investment experience of the Series.

     Provided that the Shareholder Services Agent has received the investor's investment instructions in good order and the Custodian has received the investor's payment, shares of the Portfolio will be priced at the net asset value calculated next after receipt of the order by PFPC Inc., the transfer agent of the Fund. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict in the manner in which such purchaser may place further orders.

                                     DISTRIBUTION

     The Fund acts as distributor of the Portfolio's shares. It has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of DFA, pursuant to which DFA Securities Inc. is responsible for supervising the sale of the Portfolio's shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.

                                  EXCHANGE OF SHARES


     Provided such transactions are permitted under an employer's 401(k) plan, investors may exchange shares of the Portfolio for shares in a portfolio of DFA Investment Dimensions Group Inc., an open-end, management investment company by completing the necessary documentation as required by the services agent designated under the employer's plan and the Advisor. Please contact the service agent of your plan for further information.



     The minimum amount for an exchange is $100,000. The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of any Portfolio or otherwise adversely affect the Fund, the exchange privilege may be terminated, and any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio.



     The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the services agent has received appropriate instructions in the form required by such services agent and provided that such service agent has provided proper documentation to the Advisor. Exchanges may be subject to a reimbursement fee.



     There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus.
An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. No gain or loss will be recognized by investors through a 401(k) plan. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, or waive the minimum amount requirement as deemed necessary, at any time.


                                 REDEMPTION OF SHARES

     Investors who desire to redeem shares of the Portfolio must furnish a redemption request to the respective Shareholder Services Agent in the form required by such Shareholder Services Agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order.

     Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.


     The Fund reserves the right to redeem a shareholder's account if the value of the shares in the account is $500 or less, whether because of redemptions, a decline in the Portfolio's net asset value per share or any other reason. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

     When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Series in lieu of cash in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.


                                 GENERAL INFORMATION


     The Portfolio and the Series may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated to provide comparability to other investment companies. Non-standardized total return quotations may differ from the SEC Guidelines computations by covering different time periods. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance.
Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Fund's annual report to shareholders of the Portfolio for the fiscal year ended November 30, 1997, contains additional performance information. A copy of the annual report is available upon request and without charge.


     The Fund was incorporated under Maryland law on March 19, 1990. The shares of the Portfolio, when issued and paid for in accordance with the Portfolio's prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the Investment Company Act of 1940 (the "1940 Act") or other applicable law. The Fund's by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

     The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of the Portfolio in the Series at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

     Whenever the Portfolio, as an investor in the Series, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the
Portfolio's shareholders with respect to the proposal.   The Directors of the
Fund will then vote the Portfolio's shares in the Series in accordance with the voting instructions received from the Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.


     As of January 30, 1998, the following person owned more than 25% of the voting securities of the Portfolio:

          Home Depot Future Builder and Stock                            65.48%
          Ownership Plan
          Wachovia Bank of North Carolina as Trustee*
          301 N. Main Street
          Winston Salem, NC  27150

          *Owner of record only.


     Shareholder inquiries may be made by writing or calling the Shareholder Services Agent at the address or telephone number set forth in the employer's plan documents or in documents provided by the institution.

DIMENSIONAL INVESTMENT GROUP INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

INVESTMENT ADVISOR
DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

CUSTODIAN
PNC BANK, N.A.
200 Stevens Drive, Airport Business Center
Lester, PA 19113


ACCOUNTING SERVICES, DIVIDEND DISBURSING AND TRANSFER AGENT
PFPC INC.
400 Bellevue Parkway
Wilmington, DE  19809


LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
19th and Market Streets
Philadelphia, PA  19103

                        DFA ONE-YEAR FIXED INCOME PORTFOLIO II


                          DIMENSIONAL INVESTMENT GROUP INC.

            1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA  90401
                              TELEPHONE:  (310) 395-8005

                         STATEMENT OF ADDITIONAL INFORMATION


                                    MARCH 3, 1998



     This statement of additional information is not a prospectus but should be read in conjunction with the prospectus of DFA One-Year Fixed Income Portfolio II (the "Portfolio") of Dimensional Investment Group Inc. (the "Fund"), dated March 3, 1998, as amended from time to time, which can be obtained by writing or calling the Shareholder Services Agent for your employer's plan.



                                  TABLE OF CONTENTS

                                                                           PAGE

BROKERAGE TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . .   2

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . .   2

DIRECTORS AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . . .   4

ADMINISTRATIVE SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . .   6

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . .   7

PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . . . . . . .   8

CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . . .   8

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

                                BROKERAGE TRANSACTIONS

     The DFA One-Year Fixed Income Series (the "Series") of The DFA Investment Trust Company (the "Trust") acquires and sells securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price and execution for the securities being traded among the dealers with whom the Series effects transactions.


     Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Series.



     The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Series, except if the Portfolio receives securities from the Series to satisfy the Portfolio's redemption request.


                                INVESTMENT LIMITATIONS

     The Portfolio has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of the Series are the same as those of the Portfolio.

     The Portfolio will not:

          (1) invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate;

          (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

          (3) as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result , more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

          (4) purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

          (5) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 5% of its net assets;

          (6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value;

          (7) invest more than 10% of the value of the Portfolio's total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

          (8) engage in the business of underwriting securities issued by others;

          (9) invest for the purpose of exercising control over management of any company;

          (10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

          (11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

          (12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; except the Portfolio shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under "Investments in the Banking Industry" and as otherwise described under "Portfolio Strategy;"

          (13) write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs;

          (14) purchase warrants;

          (15) purchase securities on margin or sell short;


          (16) acquire more than 10% of the voting securities of any issuer;
or



          (17) issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act.


     The investment limitations described in (3), (4), (7), (9), (10), (11),
(12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Series.

     Although (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Series, the Portfolio does not intend to lend those shares.

     For purposes of (7) above, the Portfolio (indirectly through the Series) may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the "1933 Act") subject to the requirements regarding credit ratings stated in the prospectus under "Description of Investments." Further, pursuant to Rule 144A under the 1933 Act, the Series may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 10% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

     Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, "total assets" refers to the assets that the Series owns, and does not include assets which the Series does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Series will exclude from its total assets those assets which represent collateral received by the Series for its securities lending transactions.


     Unless otherwise indicated, all limitations applicable to the Portfolio's and Series' investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of the Portfolio's or Series' assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio's or Series' total assets will not require the Portfolio or Series to dispose of an investment until the Advisor determines that is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                                DIRECTORS AND OFFICERS


     The names, addresses and dates of birth of the directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.


DIRECTORS


     David G. Booth,* 12/2/46, Director, President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director, of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc. (registered investment company) and Dimensional Emerging Markets Fund Inc. (registered investment company). Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company (registered investment company). Chairman and Director, Dimensional Fund Advisors Ltd.



     George M. Constantinides, 9/22/47, Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc.



     John P. Gould, 1/19/39, Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company and First Prairie Funds (registered investment companies). Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Harbor Investment Advisors. Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting).



     Roger G. Ibbotson, 5/27/43, Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman and President, Ibbotson Associates, Inc. (software, data, publishing and consulting).



     Merton H. Miller, 5/16/23, Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor Emeritus, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Public Director, Chicago Mercantile Exchange.

     Myron S. Scholes, 7/1/42, Director, Greenwich, CT. Limited Partner, Long-Term Capital Management L.P. (money manager). Frank E. Buck Professor Emeritus of Finance, Graduate School of Business and Professor of Law, Law School, Senior Research Fellow, Hoover Institution, (all) Stanford University. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Benham Capital Management Group of Investment Companies and Smith Breeden Group of Investment Companies.



     Rex A. Sinquefield,* 9/7/44, Director, Chairman-Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company. Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.


*Interested Director of the Fund.

OFFICERS


     Each of the officers listed below hold the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Fund Inc.



     Arthur Barlow, 11/7/55, Vice President, Santa Monica, CA.



     Truman Clark, 4/8/41, Vice President, Santa Monica, CA. Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.



     Maureen Connors, 11/17/36, Vice President and Assistant Secretary, Santa Monica, CA.



     Robert Deere, 10/8/57, Vice President, Santa Monica, CA.



     Irene R. Diamant, 7/16/50, Vice President and Secretary (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA.



     Richard Eustice, 8/5/65, Vice President and Assistant Secretary, Santa Monica, CA.



     Eugene Fama, Jr., 1/21/61, Vice President, Santa Monica, CA.



     Kamyab Hashemi-Nejad, 1/22/61, Vice President, Controller and Assistant Treasurer, Santa Monica, CA.



     Stephen P. Manus, 12/26/50, Vice President, Santa Monica, CA. Managing Director, ANB Investment Management and Trust Company from 1985-1993; President, ANB Investment Management and Trust Company from 1993-1997.



     Karen McGinley, 3/10/66, Vice President, Santa Monica, CA.



     Catherine L. Newell, 5/7/64, Vice President and Assistant Secretary (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA. Associate, Morrison & Foerster, LLP from 1989 to 1996.



     David Plecha, 10/26/61, Vice President, Santa Monica, CA.

     George Sands, 2/8/56, Vice President, Santa Monica, CA.



     Michael T. Scardina, 10/12/55, Vice President, Chief Financial Officer and Treasurer, Santa Monica, CA.



     Jeanne C. Sinquefield, Ph.D., 12/2/46, Executive Vice President, Santa Monica, CA.



     Scott Thornton, 3/1/63, Vice President, Santa Monica, CA.



     Weston Wellington, 3/1/51, Vice President, Santa Monica, CA. Director of Research, LPL Financial Services, Inc., Boston, MA from 1987 to 1994.


     Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.


     Directors and officers as a group own less than 1% of the Portfolio's outstanding stock.



     Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 1997, and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.




                                    Aggregate         Total Compensation from
                                  Compensation                 Fund
Director                            from Fund             and Fund Complex
--------                          ------------        -----------------------
George M. Constantinides             $5,000                   $30,000
John P. Gould                        $5,000                   $30,000
Roger G. Ibbotson                    $5,000                   $30,000
Merton H. Miller                     $5,000                   $30,000
Myron S. Scholes                     $5,000                   $30,000





                               ADMINISTRATIVE SERVICES

     PFPC, Inc. ("PFPC") serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Series. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the net asset value of the shares, preparation of reports, liaison with the Portfolio's and the Series' custodian, and transfer and dividend disbursing agency services. For its services, the Portfolio pays PFPC a monthly fee of $1,000.

                                  OTHER INFORMATION


     For the services it provides as investment advisor to the Series, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Series. For the fiscal years ended November 30, 1995, 1996 and 1997, the Series paid advisory fees of $310,000, $386,000 and $392,000, respectively. The Series has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Series to the Advisor.


     The Fund was known as DFA U.S. Large Cap Inc. from February, 1992, until the Fund amended its Articles of Incorporation in April, 1993, to change to its present name. Prior to a February, 1992, amendment to the Fund's Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc.

     PNC Bank, N.A. serves as a custodian for the Portfolio and the Series. The custodian maintains a separate account or accounts for the Portfolio and the Series; receives, holds and releases portfolio securities on account of the Portfolio and the Series; makes receipts and disbursements of money on behalf of the Portfolio and the Series; and collects and receives income and other payments and distributions on account of the Portfolio's and Series' portfolio securities.

     Coopers & Lybrand L.L.P., the Fund's independent accountants, audits the Fund's financial statements.

                                  PURCHASE OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."


     The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days that the NYSE is closed, except that it is open on Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.


     The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio.

                                 REDEMPTION OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."


     The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Securities and Exchange Commission (the "Commission"), (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the Commission may permit.

                           PRINCIPAL HOLDERS OF SECURITIES


     As of January 30, 1998, the following persons beneficially owned 5% or more of the outstanding stock of the Portfolio, as set forth below:



          Home Depot Future Builder and Stock Ownership Plan             65.48%
          Wachovia Bank of North Carolina as Trustee*
          301 N. Main Street
          Winston Salem, NC  27150

          Starbucks Coffee                                               13.52%
          Wachovia Bank of North Carolina as Custodian*
          301 N. Main Street
          Winston Salem, NC  27150

          Sisters of Charity                                             13.22%
          Northern Trust as Trustee*
          Attn: Mutual Funds
          P.O. Box 92956
          Chicago, IL 60675

          Hewitt IRA Portfolio                                            7.78%
          Wachovia Bank of North Carolina as Custodian*
          Attn: Mutual Funds
          301 N. Main Street
          Winston Salem, NC 27150

          ____________________
          *Owner of record only.


                           CALCULATION OF PERFORMANCE DATA


     Following are quotations of the annualized percentage total return for the Portfolio for the one-, five-, and ten-year periods ended November 30, 1997 (as applicable), using the standardized method of calculation required by the Commission.



                 ONE YEAR          FIVE YEARS          TEN YEARS
                 --------          ----------          ---------
                  5.13%            =55 months          n/a

     For purposes of calculating the performance of the Portfolio, the performance of the Series will be utilized for the period prior to when the Portfolio commenced operations and, if applicable, restated to reflect the Portfolio's fees and expenses. As the following formula indicates, the Portfolio and Series each determines its average annual total return by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the Commission formula:


P(1 + T)(n) = ERV

where:

     P   = a hypothetical initial payment of $1,000

     T   = average annual total return

     n   = number of years


     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five-and ten-year periods (or fractional portion thereof).


     In addition to the standardized method of calculating performance required by the Commission, the Portfolio and Series may disseminate other performance data and may advertise total return performance calculated on a monthly basis.



     The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio also may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio's investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.


                                 FINANCIAL STATEMENTS

     The audited financial statements and financial highlights of the Portfolio for the Fund's fiscal year ended November 30, 1997, as set forth in the Fund's annual report to shareholders of the Portfolio, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.


     The audited financial statements of the Series for the Trust's fiscal year ended November 30, 1997, as set forth in the Trust's annual report to shareholders and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.



     A shareholder may obtain a copy of the reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this statement of additional information.

                                     PROSPECTUS


                                   MARCH 3, 1998


                      THE  DFA INTERNATIONAL  VALUE  PORTFOLIO

                                 ------------------


     This prospectus describes THE DFA INTERNATIONAL VALUE PORTFOLIO (the "Portfolio"), a series of shares issued by Dimensional Investment Group Inc. (the "Fund"), 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401,
(310) 395-8005. The Portfolio is an open-end, management investment company whose shares are offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisers. The Fund issues thirteen series of shares, each of which represents a separate class of the Fund's common stock, having its own investment objective and policies. The Fund has not established an initial minimum purchase requirement for the Portfolio.


     THE INVESTMENT OBJECTIVE OF THE PORTFOLIO IS TO ACHIEVE LONG-TERM CAPITAL APPRECIATION. THE PORTFOLIO, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE SHARES OF THE DFA INTERNATIONAL VALUE SERIES (THE "SERIES") OF THE DFA INVESTMENT TRUST COMPANY (THE "TRUST"). THE SERIES IS AN OPEN-END, MANAGEMENT INVESTMENT COMPANY THAT HAS THE SAME INVESTMENT OBJECTIVE, POLICIES AND LIMITATIONS AS THE PORTFOLIO. THE INVESTMENT EXPERIENCE OF THE PORTFOLIO WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF THE SERIES. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "THE PORTFOLIO."


     This prospectus sets forth information about the Portfolio that prospective investors should know before investing and should be read carefully and retained for future reference. A statement of additional information about the Portfolio, dated March 3, 1998, as may be amended from time to time, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.


                                  ------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS


                                                                            PAGE
HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1

CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . .   3

THE PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . . .   6
     Portfolio Characteristics and Policies. . . . . . . . . . . . . . . . .   6
     Portfolio Structure . . . . . . . . . . . . . . . . . . . . . . . . . .   6
     Portfolio Transactions. . . . . . . . . . . . . . . . . . . . . . . . .   7

SECURITIES LOANS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7

RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8
     Foreign Securities. . . . . . . . . . . . . . . . . . . . . . . . . . .   8
     Foreign Currencies and Related Transactions . . . . . . . . . . . . . .   8
     Borrowing . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8
     Portfolio Strategies. . . . . . . . . . . . . . . . . . . . . . . . . .   9
     Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . . .   9
     Futures Contracts and Options on Futures. . . . . . . . . . . . . . . .   9

MANAGEMENT OF THE PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . . .   9
     Administrative Services . . . . . . . . . . . . . . . . . . . . . . . .  10

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . .  10

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
     In Kind Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . .  12

VALUATION  OF  SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

EXCHANGE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .  14

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  15

                                      HIGHLIGHTS


                                                                            PAGE
INVESTMENT OBJECTIVE                                                           5

     The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio will invest all of its assets in the Series, which in turn will invest in the stocks of large non-U.S. companies that are value stocks, primarily because they have a high book value in relation to their market value. The investment objective of the Portfolio is a fundamental policy and may not be changed without the affirmative vote of a majority of its outstanding securities. (See "INVESTMENT OBJECTIVE AND POLICIES.")



                                                                            PAGE
RISK FACTORS                                                                   7

     The Portfolio (indirectly through its investment in the Series) invests in foreign securities and may invest in futures contracts and options thereon. The Portfolio is also authorized to invest in repurchase agreements. Those policies and the policy of the Portfolio to invest in the shares of the Series involve certain risks. (See "RISK FACTORS.")



                                                                            PAGE
MANAGEMENT AND ADMINISTRATIVE SERVICES                                         8

     Dimensional Fund Advisors Inc. (the "Advisor" or "DFA") provides the Portfolio with administrative services and also serves as investment advisor to the Series. (See "MANAGEMENT OF THE PORTFOLIO.")



                                                                            PAGE
DIVIDEND POLICY                                                                9

     The Portfolio distributes dividends from its net investment income quarterly and any realized net capital gains annually after the end of its fiscal year. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")


                                                                            PAGE
PURCHASE, VALUATION AND REDEMPTION OF SHARES                                  11

     The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (the "NYSE") on each day that the NYSE is open for business. The Fund has not established an initial minimum purchase requirement for the Portfolio, and there is no minimum purchase requirement for subsequent purchases. The value of the Portfolio's shares will fluctuate in relation to the investment experience of the Series. The redemption price of a share of the Portfolio is equal to its net asset value. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

SHAREHOLDER TRANSACTION EXPENSES

          None*


     The expenses in the expense table below are based on those incurred by the Portfolio and the Series for the fiscal year ended November 30, 1997.


ANNUAL FUND OPERATING EXPENSES**
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


          Management Fee                      0.20%
          Administration Fee                  0.20%
          Other Expenses                      0.16%
          Total Operating Expenses            0.56%


     *Shares of the Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

     **The "Management Fee" is payable by the Series and the "Administration Fee" is payable by the Portfolio. The amount set forth in "Other Expenses" represents the aggregate amount that is payable by both the Series and the Portfolio.




EXAMPLE

     You would pay the following transaction and annual operating expenses on a $1,000 investment in the Portfolio, assuming a 5% annual return over each of the following time periods and redemption at the end of each time period:



       1 YEAR              3 YEARS             5 YEARS            10 YEARS
       ------              -------             -------            --------
         $6                  $18                 $31                 $70



     The purpose of the above fee table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolio will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.



    The table summarizes the aggregate estimated annual operating expenses of both the Portfolio and the Series. (See "MANAGEMENT OF THE PORTFOLIO.") The Board of Directors of the Fund has considered whether such expenses will be more or less than they would be if the Portfolio were to invest directly in the securities held by the Series. The aggregate amount of expenses for the Portfolio and the Series may be greater than it would be if the Portfolio were to invest directly in the securities held by the Series. However, the total expense ratio for the Portfolio and the Series is expected to be less over time than such ratio would be if the Portfolio were to invest directly in the underlying securities. This is because this arrangement enables institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Series, including the Portfolio, will pay its proportionate share of the expenses of the Series.

                           CONDENSED FINANCIAL INFORMATION


     The following financial highlights are part of the financial statements of the Portfolio. The information for each of the past fiscal years has been audited by independent accountants. The financial statements, related notes and the report of the independent accountants covering such financial information and financial highlights for the Fund's most recent fiscal year ended November 30, 1997, are incorporated by reference into the Portfolio's statement of additional information from the Fund's annual report to shareholders for the year ended November 30. 1997. Further information about the Portfolio's performance is contained in the Fund's annual report to shareholders of the Portfolio for the year ended November 30, 1997. A copy of the annual report may be obtained from the Fund upon request at no charge.

                                 FINANCIAL HIGHLIGHTS

                   (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                   YEAR         YEAR         YEAR       FEB. 16
                                                   ENDED        ENDED        ENDED         TO
                                                  NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                    1997         1996         1995         1994
                                                  --------     --------     --------     --------
Net Asset Value, Beginning of Period. . . . .     $  11.90     $  10.55     $  10.06     $  10.00
                                                  --------     --------     --------     --------

Income from Investment Operations
   Net Investment Income. . . . . . . . . . .         0.19         0.21         0.19         0.13
                                                  --------     --------     --------     --------
   Net Gains (Losses) on Securities
     (Realized and Unrealized). . . . . . . .        (0.65)        1.31         0.51         0.06
                                                  --------     --------     --------     --------
     Total from Investment Operations . . . .        (0.46)        1.52         0.70         0.19

Less Distributions
   Net Investment Income. . . . . . . . . . .        (0.21)       (0.17)       (0.19)       (0.13)
   Net Realized Gains . . . . . . . . . . . .        (0.29)          --        (0.02)          --
                                                  --------     --------     --------     --------
     Total Distributions. . . . . . . . . . .        (0.50)       (0.17)       (0.21)       (0.13)
                                                  --------     --------     --------     --------
Net Asset Value, End of Period  . . . . . . .     $  10.94     $  11.90     $  10.55    $   10.06
                                                  --------     --------     --------     --------
Total Return  . . . . . . . . . . . . . . . .        (4.04)%      14.54%        6.95%        1.85%#
Net Assets, End of Period (thousands) . . . .     $370,117     $316,708     $245,243     $227,795
Ratio of Expenses to Average Net
 Assets (1). . . . . . . . . . . . . . . . . .        0.56%        0.56%(a)     0.65%(a)     0.65%*(a)
Ratio of Net Investment Income to
 Average Net Assets  . . . . . . . . . . . . .        1.72%        2.22%(a)     1.79%(a)     1.80%*(a)
Portfolio Turnover Rate. . . . . . . . . . . .         N/A          N/A          N/A          N/A
Average Commission Rate. . . . . . . . . . . .         N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
 Fund Series . . . . . . . . . . . . . . . . .       22.55%       12.23%        9.75%        1.90%*
Average Commission Rate of Master
Fund Series (2). . . . . . . . . . . . . . . .    $ 0.0068     $ 0.0112          N/A          N/A


------------------

*Annualized
#Non-Annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1996, 1995 and 1994 would have been 0.57%, 0.72% and 0.72%, respectively and the ratios of net investment income to average net assets for the periods ended November 30, 1996, 1995 and 1994 would have been 2.21%, 1.71% and 1.75, respectively.
(2) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.

                                    THE PORTFOLIO


    The Portfolio, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in the Series, an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act") having the same investment objective as the Portfolio. The investment objective of the Portfolio may not be changed without the affirmative vote of a majority of its outstanding securities and the investment objective of the Series may not be changed without the affirmative vote of a majority of its outstanding securities. Shareholders of the Portfolio will receive written notice thirty days prior to any change in the investment objective of the Series.



     This prospectus describes the investment objective, policies and restrictions of the Portfolio and the Series. (See "INVESTMENT OBJECTIVE AND POLICIES.") In addition, an investor should read "MANAGEMENT OF THE PORTFOLIO" for a description of the management and other expenses associated with the Portfolio's investment in the Series. Other institutional investors, including other mutual funds, may invest in the Series, and the expenses of such other investors and, correspondingly, their returns may differ from those of the Portfolio. Please contact the Trust at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Series other than through the Portfolio.


     The shares of the Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. For example, the Series might be able to place larger block trades at more advantageous prices and to participate in securities transactions of larger denominations, thereby reducing the relative amount of certain transaction costs in relation to the total size of the transaction. Investment in the Series by other institutional investors offers potential benefits to the Series and, through its investment in the Series, also to the Portfolio. However, such economies and expense reductions might not be achieved and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in the Series, the remaining investors in the Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Series than the Portfolio could have effective voting control over the operation of the Series.

     Further, if the Series changes its investment objective in a manner which is inconsistent with the investment objective of the Portfolio and the shareholders of the Portfolio fail to approve a similar change in the investment objective of the Portfolio, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Portfolio of its investment in the Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Series may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio's shareholders as described in "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" below.

     Finally, the Portfolio's investment in the shares of a registered investment company such as the Series is relatively new and results in certain operational and other complexities. However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the Series invests.

                          INVESTMENT OBJECTIVE AND POLICIES

PORTFOLIO CHARACTERISTICS AND POLICIES


     The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in the Series, which has the same investment objective and policies as the Portfolio. The Series operates as a diversified investment company and seeks to achieve its objective by investing in the stocks of large non-U.S. companies which the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). Generally, the shares of a company in any given country will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies in that country with the highest positive book to market ratios whose shares are listed on a major exchange, and, as described below, will be considered eligible for investment. In measuring value, the Advisor may consider additional factors such as cash flow, economic conditions and developments in the issuer's industry. The Series intends to invest in the stocks of large companies in countries with developed markets. As of the date of this prospectus, the Series may invest in the stocks of large companies in Australia, Belgium, Denmark, France, Germany, Hong Kong, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Series' asset growth permits, it may invest in the stocks of large companies in other developed markets, including Austria, Finland and Ireland. (See "RISK FACTORS.")


PORTFOLIO STRUCTURE

     Under normal market conditions, at least 65% of the Series' assets will be invested in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries and no more than 40% of the Series' assets will be invested in such companies in any one country. The Series reserves the right to invest in futures contracts and options on futures contracts to commit funds awaiting investment or to maintain liquidity. To the extent that the Series invests in futures contracts for other than bona fide hedging purposes, the Series will not purchase futures contracts if as a result more than 5% of its total assets would then consist of initial margin deposits on such contracts. Such investments entail certain risks. (See "RISK FACTORS.") The Series also may invest up to 5% of its assets in convertible debentures issued by large non-U.S. companies.


     As of the date of this prospectus, the Series intends to invest in companies having at least $800 million of market capitalization and the Series will be approximately market capitalization weighted. The Advisor may reset such floor from time to time to reflect changing market conditions. In determining market capitalization weights, the Advisor, using its best judgment, will seek to eliminate the effect of cross holdings on the individual country weights. As a result, the weighting of certain countries in the Series may vary from their weighting in international indices such as those published by The Financial Times, Morgan Stanley Capital International or Salomon/Russell. The Advisor, however, will not attempt to account for cross holding within the same country. The Advisor may exclude the stock of a company that otherwise meets the applicable criteria if the Advisor determines in its best judgment that other conditions exist that make the purchase of such stock for the Series inappropriate.


     Deviation from market capitalization weighting also will occur because the Series intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Series may be reduced from time to time from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the Series' assets may be invested in interest-bearing obligations, such as money-market instruments, for this purpose, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the Series investment objective. A further deviation from market capitalization weighting may occur if the Series invests a portion of its assets in convertible debentures.


     The Series may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, adherence to the policy of market capitalization weighting would otherwise require. In addition, the Series may acquire securities eligible for purchase or otherwise represented in its portfolio at the time of the exchange in exchange for the issuance of its shares. (See "In Kind Purchases.") While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Series.


     Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the Series take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On a periodic basis, the Advisor will prepare a list of eligible large companies with high book to market ratios whose stock are eligible for investment; such list will be revised not less than semi-annually. Only common stocks whose market capitalizations are not less than the minimum on such list will be purchased by the Series. Additional investments will not be made in securities which have depreciated in value to such an extent that they are not then considered by the Advisor to be large companies. This may result in further deviation from market capitalization weighting and such deviation could be substantial, if a significant amount of the Series' holdings decrease in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale.

     It is management's belief that the value stocks of large companies offer, over a long term, a prudent opportunity for capital appreciation, but, at the same time, selecting a limited number of such issues for inclusion in the Series involves greater risk than including a large number of them. The Advisor does not anticipate that a significant number of securities which meet the market capitalization criteria will be selectively excluded from the Series.

     The Series does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Series do pay dividends. It is anticipated, therefore, that the Series will receive dividend income.

PORTFOLIO TRANSACTIONS


     Securities which have depreciated in value since their acquisition will not be sold by the Series solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities may be disposed of, however, at any time when, in the Advisor's judgment, circumstances warrant their sale, such as tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will not be sold to realize short-term profits, but, when circumstances warrant, they may be sold without regard to the length of time held. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the policy of maintaining a portfolio of companies with large market capitalizations and high book to market ratios. The annual portfolio turnover rates of the Series for the fiscal years ended November 30, 1996 and 1997, respectively, were 12.23% and 22.55%.


                                   SECURITIES LOANS

     The Series is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Series may earn additional income from lending securities, such activity is incidental to the Series' investment objective. The value of securities loaned may not exceed 331/3% of the value of the Series' total assets. In connection with such loans, the Series will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. The Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of the Series, it will not do so.

                                     RISK FACTORS

FOREIGN SECURITIES

     The Series invests in foreign issuers. Such investments involve risks that are not associated with investments in U.S. public companies. Such risks may include legal, political and or diplomatic actions of foreign governments, such as imposition of withholding taxes on interest and dividend income payable on the securities held, possible seizure or nationalization of foreign deposits, establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the value of the assets held by the Series. Further, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those of U.S. public companies and there may be less publicly available information about such companies than comparable U.S. companies.


     The economies of many countries in which the Series invests are not as diverse or resilient as the U.S. economy, and have significantly less financial resources. Some countries are more heavily dependent on international trade and may be affected to a greater extent by protectionist measures of their governments, or dependent upon a relatively limited number of commodities and, thus, sensitive to changes in world prices for these commodities.



     In many foreign countries, stock markets are more variable than U.S. markets for two reasons. Contemporaneous declines in both (i) foreign securities prices in local currencies and (ii) the value of local currencies in relation to the U.S. dollar can have a significant negative impact on the net asset value of the Series and the Portfolio. The net asset value of the Series is denominated in U.S. dollars, and, therefore, declines in market price of both the foreign securities held by the Series and the foreign currency in which those securities are denominated will be reflected in the net asset value of the Series' and the Portfolio's shares.


FOREIGN CURRENCIES AND RELATED TRANSACTIONS

     Investments of the Series will be denominated in foreign currencies. Changes in the relative values of foreign currencies and the U.S. dollar, therefore, will affect the value of investments of the Series. The Series may purchase foreign currency futures contracts and options in order to hedge against changes in the level of foreign currency exchange rates. Such contracts involve an agreement to purchase or sell a specific currency at a future date at a price set in the contract and enable the Series to protect against losses resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies occurring between the trade and settlement dates of Series securities transactions, but they also tend to limit the potential gains that might result from a positive change in such currency relationships. Gains and losses on investments in futures and options thereon depend on interest rates and other economic forces.

BORROWING

     The Series has reserved the right to borrow amounts not exceeding 33% of its net assets for the purposes of making redemption payments. When advantageous opportunities to do so exist, the Series may also purchase securities when borrowings exceed 5% of the value of its net assets. Such purchases can be considered to be

"leveraging" and, in such circumstances, the net asset value of the Series may increase or decrease at a greater rate than would be the case if the Series had not leveraged. The interest payable on the amount borrowed would increase the Series' expenses and, if the appreciation and income produced by the investments purchased when the Series has borrowed are less than the cost of borrowing, the investment performance of the Series will be reduced as a result of leveraging.

PORTFOLIO STRATEGIES

     The method employed by the Advisor to manage the Series will differ from the process employed by many other investment advisors in that the Advisor will rely on fundamental analysis of the investment merits of securities to a limited extent to eliminate potential acquisitions rather than rely on this technique to select securities. Further, because securities generally will be held long-term and will not be eliminated based on short-term price fluctuations, the Advisor generally will not act upon general market movements or short-term price fluctuations of securities to as great an extent as many other investment advisors.

REPURCHASE AGREEMENTS

     In addition, the Series may invest in repurchase agreements. In the event of a bankruptcy of the other party to a repurchase agreement, the Trust could experience delay in recovering the securities underlying such agreement. Management believes that the risks associated with repurchase agreements can be controlled through stringent security selection criteria and careful monitoring procedures.

FUTURES CONTRACTS AND OPTIONS ON FUTURES


     The Series also may invest in futures contracts and options on futures. To the extent that the Series invests in futures contracts and options thereon for other than bona fide hedging purposes, the Series will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. These investments entail the risk that an imperfect correlation may exist between changes in the market value of the stocks owned by the Series and the prices of such futures contracts and options, and, at times, the market for such contracts and options might lack liquidity, thereby inhibiting the Series' ability to close a position in such investments. Gains or losses on investments in options and futures depend on the direction of securities prices, interest rates and other economic factors and the loss from investing in futures contracts is potentially unlimited. The Series' investment in futures and options are subject to special tax rules that may affect the amount, timing and character of the income earned by the Series and the Portfolio's distributions to its shareholders. (These special rules are discussed in the statement of additional information.)



                             MANAGEMENT OF THE PORTFOLIO


     The Advisor serves as investment advisor to the Series and, as such, is responsible for the management of its assets. Investment decisions for the Series are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Series with a trading department and selects brokers and dealers to effect securities transactions.

     Portfolio securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

     For the fiscal year ended November 30, 1997, the Advisor received a fee for its advisory services to the Series equal to 0.20% of the average net assets of the Series and the total expenses of the Portfolio were 0.56% of its average net assets.



     The Portfolio and the Series each bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees.
Expenses allocable to the Portfolio or the Series are so allocated and expenses which are not allocable to the Portfolio and the Series are borne by the Portfolio and the Series on the basis of their relative net assets.



     The Advisor was organized in May, 1981, and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $26 billion. David G. Booth and Rex A. Sinquefield (directors and officers of both the Fund and the Advisor, trustees and officers of the Trust, and shareholders of the Advisor) may be deemed controlling persons of the Advisor.



     The Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFA Australia"), respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to the Series. The Advisor owns 100% of the outstanding shares of DFAL and beneficially owns 100% of DFA Australia.



     The Board of Directors is responsible for establishing Portfolio policies and for overseeing the management of the Portfolio. Each of the Directors and officers of the Fund is also a Trustee and officer of the Trust. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Series. The Portfolio's statement of additional information furnishes information about the Directors and officers of the Fund. (See "DIRECTORS AND OFFICERS" in the statement of additional information.)


ADMINISTRATIVE SERVICES


     The Fund has entered into an administration agreement with the Advisor, on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio's custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund in complying with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Series; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space. For its administrative services, the Portfolio pays the Advisor a monthly fee equal to one-twelfth of .20% of the average net assets of the Portfolio.




                   DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it will not be liable for federal income taxes to the extent that its net investment income and net realized capital gains are distributed. The Portfolio's policy is to distribute substantially all net investment income quarterly and any realized net capital gains annually after November 30, the close of the Fund's fiscal year.


     The Series also intends to qualify as a regulated investment company under the Code. Special tax rules may apply in determining the income and gains that the Series earns on its investments. These rules may, in turn, affect the amount of distributions that the Portfolio pays to its shareholders.


     Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date).

     The Portfolio receives income in the form of income dividends paid by the Series. This income, less the expenses incurred in operations, is the Portfolio's net investment income from which income dividends are distributed as described above. The Portfolio also may receive capital gains distributions from the Series and may realize capital gains upon the redemption of the shares of the Series. Any net realized capital gains of the Portfolio will be distributed as described above.

     Whether paid in cash or additional shares and regardless of the length of time the Portfolio's shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. It is anticipated that either none or only a small portion of the distributions made by the Portfolio will qualify for the corporate dividends received deduction because of the Series' investment in foreign equity securities.

     For those investors subject to tax, if purchases of shares of the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

     Dividends which are declared in November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another Portfolio of the Fund. Any loss incurred on sale or exchange of the Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.


     The Series may be subject to foreign withholding taxes on income from certain of its foreign securities. These taxes will, in turn, reduce the amount of distributions the Portfolio pays to its shareholders. If the Series purchases shares in certain foreign entities, called "passive foreign investment companies," the Series may be subject to U.S. federal income tax and a related interest charge on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Series to the Portfolio.



     In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from the Portfolio to its shareholders and on gains arising on redemption or exchange of the Portfolio's shares.


     The Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.


                                  PURCHASE OF SHARES

     Investors may purchase shares of the Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment and then completing an Account Registration Form and mailing it to:

                    Dimensional Investment Group Inc.
                    DFA International Value Portfolio
                    1299 Ocean Avenue, 11th floor
                    Santa Monica, CA  90401

     The Fund has not established an initial minimum purchase requirement for the Portfolio. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of the Portfolio.

     Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (Federal Funds) by wire to the Custodian, for the account of Dimensional Investment Group Inc. (DFA International Value Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares by check should send their check to Dimensional Investment Group Inc., c/o PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809.
PNC Bank, N.A. serves as custodian for the Portfolio.

     Shares may also be purchased and sold by individuals through securities firms which may charge a service fee or commission for such transactions. No such fee or commission is charged on shares which are purchased or redeemed directly from the Fund. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

     Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.


IN KIND PURCHASES

     If accepted by the Fund, shares of the Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Series or otherwise represented in the portfolio of the Series as described in this prospectus or in exchange for local currencies in which such securities of the Series are denominated. Securities and local currencies to be exchanged which are accepted by the Fund and Fund shares to be issued therefore will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the Portfolio with local currencies should first contact the Advisor for wire instructions.


     The Fund will not accept securities in exchange for shares of the Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Series and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Series under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Series may not exceed 5% of the net assets of the Series immediately after the transaction. The Fund will accept such securities for investment and not for resale.


     A gain or loss for federal income tax purposes will be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities exchanged. Investors interested in such exchanges should contact the Advisor.

                                VALUATION  OF  SHARES

     The net asset values per share of the Portfolio and the Series are calculated as of the close of the NYSE by dividing the total market value of their respective investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Series, respectively. The value of the Portfolio's shares will fluctuate in relation to the investment experience of the Series. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, the Series values such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust.

     Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by the Series are determined as of such times for the purpose of computing the net asset value of the Series. If events which materially affect the value of the investments of the Series occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at "fair value" as described above. The net asset value per share of the Series is expressed in U.S. dollars by translating the net assets of the Series using the bid price for the dollar as quoted by generally recognized reliable sources.

     Provided that PFPC Inc., the transfer agent, has received the investor's Account Registration Form in good order and the Portfolio's custodian has received the investor's payment, shares of the Portfolio will be priced at the net asset value calculated next after receipt of the investor's funds by the Portfolio's custodian. "Good order" with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor has been received in legible form and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled in order to recover any resulting loss to the Fund and may prohibit or restrict in the manner in which such purchaser may place further orders.


     Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolio is minimal and, therefore, the shares of the Portfolio are currently sold at net asset value, without imposition of a fee that would be used to reimburse the Portfolio for such cost ("reimbursement fee"). Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio and the Series. Any such charges will be described in the prospectus.


                                     DISTRIBUTION

     The Fund acts as distributor of the Portfolio's shares. It has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of DFA, pursuant to which DFA Securities Inc. is responsible for supervising the sale of the Portfolio's shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.


                                  EXCHANGE OF SHARES


     Investors may exchange shares of the Portfolio for those of another portfolio in the Fund or a portfolio of DFA Investment Dimensions Group Inc., an open-end, management investment company ("DFAIDG"), by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed exchange and then completing an Exchange Form and mailing it to:



                    Dimensional Investment Group Inc.
                    Attn:  Client Operations
                    1299 Ocean Avenue, 11th Floor
                    Santa Monica, CA  90401



     The minimum amount for an exchange into a portfolio of DFAIDG is $100,000. Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. Investors may contact the Advisor at the above-listed phone number for a list of those portfolios of DFAIDG that accept exchanges.



     The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund or DFAIDG, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio and of the portfolio of DFAIDG involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio.

     The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received an Exchange Form in good order, plus any applicable reimbursement fee on purchases by exchange. "Good order" means a completed Exchange Form specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an "eligible guarantor institution." Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if the registrations of the two accounts are identical, stock certificates have not been issued and the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor's state of residence.



     There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.



                                 REDEMPTION OF SHARES


     Investors who desire to redeem shares of the Portfolio must first contact the Advisor at the telephone number shown under "PURCHASE OF SHARES." The Portfolio will redeem shares at the net asset value of such shares next determined, either: (1) where stock certificates have not been issued, after receipt of a written request for redemption in good order by PFPC Inc., the transfer agent or (2) if stock certificates have been issued, after receipt of the stock certificates in good order at the office of the transfer agent. "Good order" means that the request to redeem shares must include all necessary documentation to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST), including: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents.


     Shareholders redeeming shares for which certificates have not been issued, who have authorized redemption payment by wire on an authorization form filed with the Fund, may request that redemption proceeds be paid in federal funds wired to the bank they have designated on the authorization form. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder's bank account. The Fund reserves the right at any time to suspend or terminate the redemption by wire procedure after notification to shareholders. No charge is made by the Fund for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for further investments. (See "PURCHASE OF SHARES.")

     Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.


     The Fund reserves the right to redeem a shareholder's account if the value of the shares in the account is $500 or less, whether because of redemptions, a decline in the Portfolio's net asset value per share or any other reason.
Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.


     When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Series in lieu of cash in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The Series reserves the right to redeem its shares in the currencies in which its investments are denominated. Investors may incur charges in converting such currencies to dollars and the value of the currencies may be affected by currency exchange fluctuations.


                                 GENERAL INFORMATION


     The Portfolio and the Series may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Fund's annual report to shareholders of the Portfolio for the fiscal year ended November 30, 1997, contains additional performance information. A copy of the annual report is available upon request and without charge.


     The Fund was incorporated under Maryland law on March 19, 1990. The shares of the Portfolio, when issued and paid for in accordance with the Portfolio's prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemptions or any other feature. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular class whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.




     The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of the Portfolio in the Series at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

     Whenever the Portfolio, as an investor in the Series, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the
Portfolio's shareholders with respect to the proposal.   The Directors of the
Fund will then vote the Portfolio's shares in the Series in accordance with the voting instructions received from the

Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.


     As of January 30, 1998, the following person owned more than 25% of the voting securities of the Portfolio:



          Charles Schwab & Co.-REIN*              63.96%
          101 Montgomery Street
          San Francisco, CA 94104


          *Owner of record only

     Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this prospectus. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

DIMENSIONAL INVESTMENT GROUP INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

INVESTMENT ADVISOR
DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

CUSTODIAN
PNC BANK, N.A.
200 Stevens Drive, Airport Business Center
Lester, PA  19113


ACCOUNTING SERVICES, DIVIDEND DISBURSING AND TRANSFER AGENT
PFPC INC.
400 Bellevue Parkway
Wilmington, DE  19809


LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
19th and Market Streets
Philadelphia, PA  19103

                        THE DFA INTERNATIONAL VALUE PORTFOLIO


                         DIMENSIONAL INVESTMENT GROUP INC.

           1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA  90401
                             TELEPHONE:  (310) 395-8005

                        STATEMENT OF ADDITIONAL INFORMATION


                                   MARCH 3, 1998



     This statement of additional information is not a prospectus but should be read in conjunction with the prospectus of The DFA International Value Portfolio (the "Portfolio") of Dimensional Investment Group Inc. (the "Fund"), dated March 3, 1998, as amended from time to time, which can be obtained from the Fund by writing to the above address or by calling the above telephone number.


                                  TABLE OF CONTENTS

                                                                            PAGE
INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . . .   2

BROKERAGE TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .   2

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .   3

FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS . . . . . . . . . . . . . . . . .   6

DIRECTORS AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . . . .   6

ADMINISTRATIVE SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .   8

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8

PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . . . . . . . .   9

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10

CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . . . .  10

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11

                          INVESTMENT OBJECTIVE AND POLICIES

     The following information supplements the information set forth in the prospectus under the caption "INVESTMENT OBJECTIVE AND POLICIES" and applies to the DFA International Value Series (the "Series") of The DFA Investment Trust Company (the "Trust").


     Because the structure of the Series is based on the relative market capitalizations of eligible holdings, it is possible that the Series might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Fund and the issuer would be deemed "affiliated persons" under the Investment Company Act of 1940 (the "1940 Act") and certain requirements of the 1940 Act regulating dealings between affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Series and the anticipated amount of the Series' assets intended to be invested in such securities, management does not anticipate that the Series will include as much as 5% of the voting securities of any issuer.


     The Series may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock.
To obtain such a higher yield, the Series may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the Series upon conversion of a convertible debenture will generally be held for so long as the Advisor anticipates such stock will provide the Series with opportunities which are consistent with the Series' investment objective and policies.

                                BROKERAGE TRANSACTIONS


     During the fiscal years ended November 30, 1995, 1996 and 1997, the Series paid total commissions of $542,306, $1,251,242 and $1,133,787, respectively.
The substantial increases or decreases in the amount of brokerage commissions paid by the Series from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the Series.


     Portfolio transactions of the Series will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Series to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Series to its brokers to ascertain that they are competitive with those charged by other brokers for similar services.

     Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Series permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to assets under its management.


     The Advisor places buy and sell orders on Instinet when the Advisor determines that the securities may not be available from other sources at a more favorable price. Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade, the Series, by trading through Instinet, would pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Series can effect transactions at the best available prices.


     During fiscal year 1997, the Series paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Series of $13,922 with respect to securities transactions valued at $4,623,558. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Series.



     The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Series, except if the Portfolio receives securities or currencies from the Series to satisfy the Portfolio's redemption request.


                                INVESTMENT LIMITATIONS

     The Portfolio has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio. The investment limitations of the Series are the same as those of the Portfolio.

     The Portfolio will not:

     (1) invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

     (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

     (3) as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result , more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

     (4) purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (5) borrow, except from banks and as a temporary measure for extraordinary emergency purposes and then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

     (6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

     (7) invest more than 15% of the value of the Portfolio's total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

     (8) engage in the business of underwriting securities issued by others;

     (9) invest for the purpose of exercising control over management of any company;

     (10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

     (11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

     (12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry;

     (13) write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs, except as described in (1) above;

     (14) purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holding of other equity securities;



     (15) purchase securities on margin or sell short;





     (16) acquire more than 10% of the voting securities of any issuer; or





     (17) issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.



     The investment limitations described in (3), (4), (7), (9), (10), (11),
(12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Series.

     The investment limitations described in (1) and (15) above do not prohibit the Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

     Although (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Series, the Portfolio does not intend to lend those shares.



     Pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"), the Series may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Series' limitations on holdings of illiquid securities stated in
(7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

     The Series may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While the Series has retained authority to buy and sell financial futures contracts and options thereon, it has no present intention to do so.



     Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, "total assets" refers to the assets that the Series owns, and does not include assets which the Series does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Series will exclude from its total assets those assets which represent collateral received by the Series for its securities lending transactions.



     Unless otherwise indicated, all limitations applicable to the Portfolios' and Series' investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of a Portfolio's or Series' assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's or Series' total assets will not require a Portfolio or Series to dispose of an investment until the Advisor determines that it is practicable to sell or close out the position without undue market or tax consequences.

                                  FUTURES CONTRACTS



     The Series may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Series will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Series. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Series expects to earn income on its margin deposits. To the extent that the Series invests in futures contracts and options thereon for other than bona fide hedging purposes, the Series will not enter into such transaction if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the "Commission"), the Series may be required to maintain segregated accounts consisting of liquid assets such as cash, U.S. government securities, or other high grade debt obligations (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.



     Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Series would continue to be required to continue to make variation margin deposits. In such circumstances, if the Series has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

                      FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

     Except for transactions the Series has identified as hedging transactions, the Series is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Series may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.



     In order for the Series to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities and other income derived with respect to the Series' business of investing in securities. It is anticipated that any net gain realized from closing futures contracts will be considered gain from the sale of securities and, therefore, constitute qualifying income for purposes of the 90% requirement. The Series will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Series' fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Series' other investments.



                                DIRECTORS AND OFFICERS



     The names, addresses and dates of birth of the directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.



DIRECTORS



     David G. Booth, Director*, (12/2/46), President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director, of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc. (registered investment company) and Dimensional Emerging Markets Fund Inc. (registered investment company). Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company (registered investment company). Chairman and Director, Dimensional Fund Advisors Ltd.





     George M. Constantinides, (9/22/47), Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc.

     John P. Gould, (1/19/39), Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company and First Prairie Funds (registered investment companies). Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Harbor Investment Advisors. Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting).





     Roger G. Ibbotson, (5/27/43), Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman and President, Ibbotson Associates, Inc. (software, data, publishing and consulting).





     Merton H. Miller, (5/16/23), Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor Emeritus, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Public Director, Chicago Mercantile Exchange.





     Myron S. Scholes, (7/1/42), Director, Greenwich, CT. Limited Partner, Long-Term Capital Management L.P. (money manager). Frank E. Buck Professor Emeritus of Finance, Graduate School of Business and Professor of Law, Law School, Senior Research Fellow, Hoover Institution, (all) Stanford University. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Benham Capital Management Group of Investment Companies and Smith Breeden Group of Investment Companies.





     Rex A. Sinquefield, (9/7/44), Director*, Chairman-Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company.
Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.



*Interested Director of the Fund.

OFFICERS



     Each of the officers listed below hold the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Fund Inc.





     Arthur Barlow, (11/7/55), Vice President, Santa Monica, CA.





     Truman Clark, (4/8/41), Vice President, Santa Monica, CA. Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.





     Maureen Connors, (11/17/36), Vice President and Assistant Secretary, Santa Monica, CA.





     Robert Deere, (10/8/57), Vice President, Santa Monica, CA.





     Irene R. Diamant, (7/16/50), Vice President and Secretary (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA.





     Richard Eustice, (8/5/65), Vice President and Assistant Secretary, Santa Monica, CA.





     Eugene Fama, Jr., (1/21/61), Vice President, Santa Monica, CA.

     Kamyab Hashemi-Nejad, (1/22/61), Vice President, Controller and Assistant Treasurer, Santa Monica, CA.





     Stephen P. Manus, (12/26/50), Vice President, Santa Monica, CA. Managing Director, ANB Investment Management and Trust Company from 1985-1993; President, ANB Investment Management and Trust Company from 1993-1997.





     Karen McGinley, (3/10/66), Vice President, Santa Monica, CA.





     Catherine L. Newell, (5/7/64), Vice President and Assistant Secretary (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA. Associate, Morrison & Foerster, LLP from 1989 to 1996.





     David Plecha, (10/26/61), Vice President, Santa Monica, CA.





     George Sands, (2/8/56), Vice President, Santa Monica, CA.





     Michael T. Scardina, (10/12/55), Vice President, Chief Financial Officer and Treasurer, Santa Monica, CA.





     Jeanne C. Sinquefield, Ph.D., (12/2/46), Executive Vice President, Santa Monica, CA.





     Scott Thornton, (3/1/63), Vice President, Santa Monica, CA.





     Weston Wellington, (3/1/51), Vice President, Santa Monica, CA. Director of Research, LPL Financial Services, Inc., Boston, MA from 1987 to 1994.



     Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.



     Directors and officers as a group own less than 1% of the Portfolio's outstanding stock.





     Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 1997, and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.





                                   Aggregate           Total Compensation from
                                  Compensation                  Fund
 Director                          from Fund               and Fund Complex
 --------                         ------------         -----------------------
 George M. Constantinides            $5,000                    $30,000
 John P. Gould                       $5,000                    $30,000
 Roger G. Ibbotson                   $5,000                    $30,000
 Merton H. Miller                    $5,000                    $30,000
 Myron S. Scholes                    $5,000                    $30,000


                               ADMINISTRATIVE SERVICES

     PFPC Inc. ("PFPC") serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Series. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. For its services, the Portfolio pays PFPC a monthly fee of $1,000.

                                  OTHER INFORMATION



     For the services it provides as investment advisor to the Series, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Series. For the fiscal years ended November 30, 1995, 1996 and 1997, the Series paid advisory fees of $937,000, $2,124,000 and $2,997,000, respectively. The Series has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Series to the Advisor.



     The Fund was known as DFA U.S. Large Cap Inc. from February, 1992, until the Fund amended its Articles of Incorporation in April, 1993, to change to its present name. Prior to a February, 1992, amendment to the Fund's Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc.



     PNC Bank, N.A. serves as the custodian for the Portfolio. Citibank, N.A. ("Citibank"), 111 Wall Street, New York, New York 10005, will succeed Boston Safe Deposit and Trust Company ("Boston Safe"), Princess House, 1 Suffolk Lane, London, EC4R OAN England, as the global custodian for the Series. It is expected that the conversion from Boston Safe to Citibank will be accomplished by May 1, 1998. The custodians maintain a separate account or accounts for the Portfolio and Series; receive, hold and release portfolio securities on account of the Portfolio and Series; make receipts and disbursements of money on behalf of the Portfolio and the Series; and collect and receive income and other payment and distributions on account of the Portfolio's and Series' portfolio securities.



     Coopers & Lybrand L.L.P, the Fund's independent accountants, audits the Fund's financial statements on an annual basis.


                           PRINCIPAL HOLDERS OF SECURITIES



     As of January 30, 1998, the following persons beneficially owned 5% or more of the outstanding stock of the Portfolio, as set forth below:






          Charles Schwab & Co.-REIN*                                      63.96%
          101 Montgomery Street
          San Francisco, CA  94104

          Peoples Energy Corporate Retirement                              9.92%
            and Benefit Plans Committee
          130 E. Randolph Drive
          Chicago, IL  60601

          Donaldson, Lufkin & Jenrette Securities Corp.*                   6.55%
          Pershing Division
          P.O. Box 2052
          Jersey City, NJ  07303

          FTC & Co.*                                                       5.13%
          P.O. Box 173736
          Denver, CO  80217

          *Owner of record only

                                  PURCHASE OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."



     The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.



     The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio. Securities accepted in exchange for shares of the Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.


                                 REDEMPTION OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."



     The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and
(3) for such other periods as the Commission may permit.






     Shareholders may transfer shares of the Portfolio to another person by making a written request therefore to the Advisor who will transmit the request to the Fund's Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the prospectus under "REDEMPTION OF SHARES." As with redemptions, the written request must be received in good order before any transfer can be made.

                           CALCULATION OF PERFORMANCE DATA



     Following are quotations of the annualized percentage total returns of the Portfolio for the one-, five-, and ten-year periods ended November 30, 1997 (as applicable) using the standardized method of calculation required by the Commission.









          One Year                 Five Years              Ten Years
          --------                 ----------              ---------
          -4.12%                   (45 months)
                                     4.64%                    n/a





     For purposes of calculating the performance of the Portfolio, the performance of the Series will be utilized for the period prior to when the Portfolio commenced operations, and, if applicable, restated to reflect the Portfolio's fees and expenses. As the following formula indicates, the Portfolio and Series each determines its average annual total return by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the Commission's formula:



P(1 + T)(n) = ERV

where:

     P   =          a hypothetical initial payment of $1,000

     T   =          average annual total return

     n   =          number of years

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).



     In addition to the standardized method of calculating performance required by the Commission, the Portfolio and Series may disseminate other performance data and may advertise total return performance calculated on a monthly basis.





     The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio's investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.



                                 FINANCIAL STATEMENTS



     The audited financial statements and financial highlights of the Portfolio for the Fund's fiscal year ended November 30, 1997, as set forth in the Fund's annual report to shareholders of the Portfolio, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.





     The audited financial statements of the Series for the Trust's fiscal year ended November 30, 1997, as set forth in the Trust's annual report to shareholders, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.





     A shareholder may obtain a copy of the reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this statement of additional information.

                                     PROSPECTUS


                                   MARCH 3, 1998

                        DFA INTERNATIONAL VALUE PORTFOLIO II


                                 -------------------


     This prospectus describes DFA INTERNATIONAL VALUE PORTFOLIO II (the "Portfolio"), a series of shares issued by Dimensional Investment Group Inc. (the "Fund"), 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401,
(310) 395-8005. The Portfolio is an open-end, management investment company whose shares are offered, without a sales charge, to 401(k) defined contribution plans and clients, customers or members of certain institutions. The Fund issues thirteen series of shares, each of which represents a separate class of the Fund's common stock, having its own investment objective and policies. The Fund has not established a minimum initial purchase requirement for the Portfolio.


     THE INVESTMENT OBJECTIVE OF THE PORTFOLIO IS TO ACHIEVE LONG-TERM CAPITAL APPRECIATION. THE PORTFOLIO, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE SHARES OF THE DFA INTERNATIONAL VALUE SERIES (THE "SERIES") OF THE DFA INVESTMENT TRUST COMPANY (THE "TRUST"). THE SERIES IS AN OPEN-END, MANAGEMENT INVESTMENT COMPANY THAT HAS THE SAME INVESTMENT OBJECTIVE, POLICIES AND LIMITATIONS AS THE PORTFOLIO. THE INVESTMENT EXPERIENCE OF THE PORTFOLIO WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF THE SERIES. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "THE PORTFOLIO."


     This prospectus sets forth information about the Portfolio that prospective investors should know before investing and should be read carefully and retained for future reference. A statement of additional information about the Portfolio, dated March 3, 1998, as amended from time to time, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.





THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS



                                                                           PAGE

HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1

CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . . . .   3

THE PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . .   6
     Portfolio Characteristics and Policies. . . . . . . . . . . . . . . .   6
     Portfolio Structure . . . . . . . . . . . . . . . . . . . . . . . . .   6
     Portfolio Transactions. . . . . . . . . . . . . . . . . . . . . . . .   7

SECURITIES LOANS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7

RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8
     Foreign Securities. . . . . . . . . . . . . . . . . . . . . . . . . .   8
     Foreign Currencies and Related Transactions . . . . . . . . . . . . .   8
     Borrowing . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   8
     Portfolio Strategies. . . . . . . . . . . . . . . . . . . . . . . . .   8
     Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . .   9
     Futures Contracts and Options on Futures. . . . . . . . . . . . . . .   9

MANAGEMENT OF THE PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . .   9
     Administrative Services . . . . . . . . . . . . . . . . . . . . . . .  10

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12

VALUATION  OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . .  12

DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

EXCHANGE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . .  14

                                      HIGHLIGHTS


                                                                            PAGE
INVESTMENT OBJECTIVE                                                           6

     The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio will invest all of its assets in the Series, which in turn will invest in the stocks of large non-U.S. companies that are value stocks, primarily because they have a high book value in relation to their market value. The investment objective of the Portfolio is a fundamental policy and may not be changed without the affirmative vote of a majority of its outstanding securities. (See "INVESTMENT OBJECTIVE AND POLICIES.")


                                                                            PAGE
RISK FACTORS                                                                   8

     The Portfolio (indirectly through its investment in the Series) invests in foreign securities and may invest in financial futures contracts and options thereon. The Portfolio is also authorized to invest in repurchase agreements. Those policies and the policy of the Portfolio to invest in the shares of the Series involve certain risks. (See "RISK FACTORS.")


                                                                            PAGE
MANAGEMENT AND ADMINISTRATIVE SERVICES                                         9

     Dimensional Fund Advisors Inc. (the "Advisor" or "DFA") provides the Portfolio with administrative services and also serves as investment advisor to the Series. The Fund contracts with Shareholder Services Agents to provide certain recordkeeping and other services for the benefit of the Portfolio's shareholders. (See "MANAGEMENT OF THE PORTFOLIO.")

                                                                            PAGE
DIVIDEND POLICY                                                               10

     After the end of the Portfolio's fiscal year in November, the Portfolio distributes dividends from its net investment income and any realized net capital gains annually in December. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")

                                                                            PAGE
PURCHASE, VALUATION AND REDEMPTION OF SHARES                                  11

     The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (the "NYSE") on each day that the NYSE is open for business. The value of the Portfolio's shares will fluctuate in relation to the investment experience of the Series. The redemption price of a share of the Portfolio is equal to its net asset value. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

SHAREHOLDER TRANSACTION EXPENSES

          None*


     The expenses in the expense table below are based on those incurred by the Portfolio and the Series for the fiscal year ended November 30, 1997, restated to reflect current fees, waivers and arrangements to assume expenses.

ANNUAL FUND OPERATING EXPENSES**
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

          Management Fee                      0.20%
          Administration Fee                  0.01%
          Other Expenses                      0.42%
          Total Operating Expenses            0.63%***

*Shares of the Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

**The "Management Fee" is payable by the Series and the "Administration Fee" is payable by the Portfolio. The amount set forth in "Other Expenses" represents the aggregate amount that is payable by both the Series and the Portfolio. "Other Expenses" include a fee paid to the Shareholder Services Agent of each employer plan or institution at the annual rate of .10% of the aggregate daily value of all shares of the Portfolio that are held in an account maintained by such Shareholder Services Agent, paid on a monthly basis. (See "Administrative Services.")

***Beginning on July 1, 1996, the Advisor agreed to waive its administration fee with respect to the Portfolio and, to the extent that such waiver is insufficient, to assume expenses of the Portfolio to the extent necessary to keep the cumulative annual expenses to not more than .75% of the average net assets of the Portfolio on an annualized basis. For purposes of this waiver and assumption, the annualized expenses are those expenses incurred in any period commencing on or after July 1, 1996, consisting of twelve consecutive months. The Advisor was not required to waive any fees for the fiscal year ended November 30, 1997. The Advisor retains the right in its sole discretion to modify or eliminate the waivers of a portion of its fees or its assumption of expenses of the Portfolio in the future. If the Advisor modifies or eliminates the fee waivers or assumption, such change will be set forth in the prospectus.

EXAMPLE

     You would pay the following transaction and annual operating expenses on a $1,000 investment in each Portfolio, assuming a 5% annual return over each of the following time periods and redemption at the end of each time period:

     1 Year    3 Years   5 Years   10 Years
     $6        $20       $35       $79

     The purpose of the above fee table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolio will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

     The table summarizes the aggregate estimated annual operating expenses of both the Portfolio and the Series. (See "MANAGEMENT OF THE PORTFOLIO.") The Board of Directors of the Fund has considered whether such expenses will be more or less than they would be if the Portfolio were to invest directly in the securities held by the Series. The aggregate amount of expenses for the Portfolio and the Series may be greater than it would be if the Portfolio were to invest directly in securities held by the Series. However, the total expense ratio for the Portfolio and the Series is expected to be less over time than such ratio would have been if the Portfolio were to invest directly in the underlying securities. This is because this arrangement enables institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Series, including the Portfolio, will pay its proportionate share of the expenses of the Series.




                           CONDENSED FINANCIAL INFORMATION


     The following financial highlights are part of the financial statements of the Portfolio. The information for each of the past fiscal years has been audited by independent accountants. The financial statements, related notes and the report of the independent accountants covering such financial information and financial highlights for the Fund's most recent fiscal year ended November 30, 1997, are incorporated by reference into the Portfolio's statement of additional information from the Fund's annual report to shareholders for the year ended November 30, 1997. Further information about the Portfolio's performance is contained in the Fund's annual report to shareholders of the Portfolio for the year ended November 30, 1997. A copy of the annual report may be obtained from the Fund upon request at no charge.

                                 FINANCIAL HIGHLIGHTS

                   (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            Year           Year         Year          Aug. 3
                                                                           Ended          Ended        Ended            to
                                                                          Nov. 30,       Nov. 30,     Nov. 30,       Nov. 30,
                                                                            1997           1996         1995           1994
                                                                          --------       --------     --------       -------
Net Asset Value, Beginning of Period  . . . . . . . . . . . . . . . . . .  $ 11.36         $ 9.95       $ 9.48       $ 10.00
                                                                          --------       --------     --------       -------
Income from Investment Operations

  Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . .     0.17           0.14         0.13          0.06

  Net Gains (Losses) on Securities (Realized and Unrealized)  . . . . . .    (0.63)          1.28         0.49         (0.52)
                                                                          --------       --------     --------       -------
    Total from Investment Operations  . . . . . . . . . . . . . . . . . .    (0.46)          1.42         0.62         (0.46)
                                                                          --------       --------     --------       -------
Less Distributions

  Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . .    (0.15)         (0.01)       (0.13)        (0.06)

  Net Realized Gains  . . . . . . . . . . . . . . . . . . . . . . . . . .    (0.10)            --        (0.02)           --
                                                                          --------       --------     --------       -------
    Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . .    (0.25)         (0.01)       (0.15)        (0.06)
                                                                          --------       --------     --------       -------

Net Asset Value, End of Period  . . . . . . . . . . . . . . . . . . . . .  $ 10.65        $ 11.36       $ 9.95       $  9.48
                                                                          --------       --------     --------       -------
                                                                          --------       --------     --------       -------
Total Return  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    (4.15)%        14.28%        6.52%        (4.73)%#

Net Assets, End of Period (thousands) . . . . . . . . . . . . . . . . . . $ 37,610       $ 30,018     $ 14,323       $ 7,643

Ratio of Expenses to Average Net Assets (1) . . . . . . . . . . . . . . .     0.63%          0.86%(a)     0.96%(a)      0.96%*(a)

Ratio of Net Investment Income to Average Net Assets  . . . . . . . . . .     1.63%          1.67%(a)     1.63%(a)      2.56%*(a)

Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . .      N/A            N/A         N/A            N/A

Average Commission Rate . . . . . . . . . . . . . . . . . . . . . . . . .      N/A            N/A         N/A            N/A

Portfolio Turnover Rate of Master Fund Series . . . . . . . . . . . . . .    22.55%         12.23%        9.75%         1.90%*(b)
                                                                          --------       --------     --------       -------
Average Commission Rate of Master Fund Series (2) . . . . . . . . . . . . $ 0.0068       $ 0.0112        N/A            N/A
                                                                          --------       --------     --------       -------
                                                                          --------       --------     --------       -------


-------------------
*Annualized
#Non-Annualized
(1) Represents the combined ratio for the Portfolio and its respective pro rata share of its Master Fund Series.
(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1997, 1996, 1995 and 1994, would have been 0.58%, 0.96%, 1.48% and 12.07%, respectively, and the ratios of net investment income to average net assets, for the periods ended November 30, 1997, 1996, 1995 and 1994, would have been 1.68%, 1.57%, 1.11% and 1.46%, respectively.
(2) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.
(b) Master Fund Series Turnover calculated for the period February 16 to November 30, 1994.

                                    THE PORTFOLIO

     The Portfolio, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in the Series, an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), having the same investment objective as the Portfolio. The investment objective of the Portfolio may not be changed without the affirmative vote of a majority of its outstanding shares and the investment objective of the Series may not be changed without the affirmative vote of a majority of its outstanding shares. Shareholders of the Portfolio will receive written notice thirty days prior to any change in the investment objective of the Series.


     This prospectus describes the investment objective, policies and restrictions of the Portfolio and the Series. (See "INVESTMENT OBJECTIVE AND POLICIES.") In addition, an investor should read "MANAGEMENT OF THE PORTFOLIO" for a description of the management and other expenses associated with the Portfolio's investment in the Series. Other institutional investors, including other mutual funds, may invest in the Series, and the expenses of such other investors and, correspondingly, their returns may differ from those of the Portfolio. Please contact the Trust at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Series other than through the Portfolio.

     The shares of the Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. For example, the Series might be able to place larger block trades at more advantageous prices and to participate in securities transactions of larger denominations, thereby reducing the relative amount of certain transaction costs in relation to the total size of the transaction. Investment in the Series by other institutional investors offers potential benefits to the Series and, through its investment in the Series, also to the Portfolio. However, such economies and expense reductions might not be achieved and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in the Series, the remaining investors in the Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Series than the Portfolio could have effective voting control over the operation of the Series.

     Further, if the Series changes its investment objective in a manner which is inconsistent with the investment objective of the Portfolio and the shareholders of the Portfolio fail to approve a similar change in the investment objective of the Portfolio, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Portfolio of its investment in the Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Series may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio's shareholders as described in "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" below.


     Finally, the Portfolio's investment in the shares of a registered investment company such as the Series is relatively new and results in certain operational and other complexities. However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the Series invests.

                          INVESTMENT OBJECTIVE AND POLICIES

PORTFOLIO CHARACTERISTICS AND POLICIES


     The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in the Series, which has the same investment objective and policies as the Portfolio. The Series operates as a diversified investment company and seeks to achieve its objective by investing in the stocks of large non-U.S. companies which the Advisor believes to be value stocks at the time of the purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). Generally, the shares of a company in any given country will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies in that country with the highest positive book to market ratios whose shares are listed on a major exchange, and, as described below, will be considered eligible for investment. In measuring value, the Advisor may consider additional factors such as cash flow, economic conditions and developments in the issuer's industry. The Series intends to invest in the stocks of large companies in countries with developed markets. As of the date of this prospectus, the Series may invest in the stocks of large companies in Australia, Belgium, Denmark, France, Germany, Hong Kong, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Series' asset growth permits, it may invest in the stocks of large companies in other developed markets, including Austria, Finland and Ireland. (See "RISK FACTORS.")


PORTFOLIO STRUCTURE

     Under normal market conditions, at least 65% of the Series' assets will be invested in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries and no more than 40% of the Series' assets will be invested in such companies in any one country. The Series reserves the right to invest in futures contracts and options on futures contracts to commit funds awaiting investment or to maintain liquidity. To the extent that the Series invests in future contracts for other than bona fide hedging purposes, the Series will not purchase futures contracts if as a result more than 5% of its total assets would then consist of initial margin deposits on such contracts. Such investments entail certain risks. (See "RISK FACTORS.") The Series also may invest up to 5% of its assets in convertible debentures issued by large non-U.S. companies.


     As of the date of this prospectus, the Series intends to invest in companies having at least $800 million of market capitalization and the Series will be approximately market capitalization weighted. The Advisor may reset such floor from time to time to reflect changing market conditions. In determining market capitalization weights, the Advisor, using its best judgment, will seek to eliminate the effect of cross holdings on the individual country weights. As a result, the weighting of certain countries in the Series may vary from their weighting in international indices such as those published by The Financial Times, Morgan Stanley Capital International or Salomon/Russell. The Advisor, however, will not attempt to account for cross holding within the same country. The Advisor may exclude the stock of a company that otherwise meets the applicable criteria if the Advisor determines, in its best judgment, that other conditions exist that make the purchase of such stock for the Series inappropriate.

     Deviation from market capitalization weighting also will occur because the Series intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Series may be reduced from time to time from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the Series' assets may be invested in interest-bearing obligations, such as money-market instruments, for this purpose, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the Series investment objective. A further deviation from market capitalization weighting may occur if the Series invests a portion of its assets in convertible debentures.


     The Series may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, adherence to the policy of market capitalization weighing would otherwise require. While such purchases might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Series.


     Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the Series take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On not less than a semi-annual basis, the Advisor will prepare a current list of eligible large companies with high book to market ratios whose stock are eligible for investment. Only common stocks whose market capitalizations are not less than the minimum on such list will be purchased by the Series. Additional investments will not be made in securities which have depreciated in value to such an extent that they are not then considered by the Advisor to be large companies. This may result in further deviation from market capitalization weighing and such deviation could be substantial if a significant amount of the Series' holdings decrease in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale.

     It is management's belief that the value stocks of large companies offer, over a long term, a prudent opportunity for capital appreciation but, at the same time, selecting a limited number of such issues for inclusion in the Series involves greater risk than including a large number of them. The Advisor does not anticipate that a significant number of securities which meet the market capitalization criteria will be selectively excluded from the Series.

     The Series does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Series do pay dividends. It is anticipated, therefore, that the Series will receive dividend income.

PORTFOLIO TRANSACTIONS


     Securities which have depreciated in value since their acquisition will not be sold by the Series solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities may be disposed of, however, at any time when, in the Advisor's judgment, circumstances warrant their sale, such as tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will not be sold to realize short-term profits, but, when circumstances warrant, they may be sold without regard to the length of time held. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the policy of maintaining a portfolio of companies with large market capitalizations and high book to market ratios. The annual portfolio turnover rates of the Series for the fiscal years ended November 30, 1996 and 1997, respectively, were 12.23% and 22.55%.


                                   SECURITIES LOANS

     The Series is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Series may earn additional income from lending securities, such activity is incidental to the Series' investment objective. The value of securities loaned may not exceed 331/3% of the value of the Series' total assets. In connection with such loans, the Series will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. The Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of the Series, it will not do so.


                                     RISK FACTORS

FOREIGN SECURITIES

     The Series invests in foreign issuers. Such investments involve risks that are not associated with investments in U.S. public companies. Such risks may include legal, political and or diplomatic actions of foreign governments, such as imposition of withholding taxes on interest and dividend income payable on the securities held, possible seizure or nationalization of foreign deposits, establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the value of the assets held by the Series. Further, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those of U.S. public companies and there may be less publicly available information about such companies than comparable U.S. companies.


     The economies of many countries in which the Series invests are not as diverse or resilient as the U.S. economy, and have significantly less financial resources. Some countries are more heavily dependent on international trade and may be affected to a greater extent by protectionist measures of their governments, or dependent upon a relatively limited number of commodities and, thus, sensitive to changes in world prices for these commodities.

     In many foreign countries, stock markets are more variable than U.S. markets for two reasons. Contemporaneous declines in both (i) foreign securities prices in local currencies and (ii) the value of local currencies in relation to the U.S. dollar can have a significant negative impact on the net asset value of the Series and the Portfolio. The net asset value of the Series is denominated in U.S. dollars, and, therefore, declines in market price of both the foreign securities held by the Series and the foreign currency in which those securities are denominated will be reflected in the net asset value of the Series' and the Portfolio's shares.


FOREIGN CURRENCIES AND RELATED TRANSACTIONS

     Investments of the Series will be denominated in foreign currencies. Changes in the relative values of foreign currencies and the U.S. dollar, therefore, will affect the value of investments of the Series. The Series may purchase foreign currency futures contracts and options in order to hedge against changes in the level of foreign currency exchange rates. Such contracts involve an agreement to purchase or sell a specific currency at a future date at a price set in the contract and enable the Series to protect against losses resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies occurring between the trade and settlement dates of Series securities transactions, but they also tend to limit the potential gains that might result from a positive change in such currency relationships. Gains and losses on futures contracts and options thereon depend on interest rates and other economic forces.

BORROWING

     The Series has reserved the right to borrow amounts not exceeding 33% of its net assets for the purposes of making redemption payments. When advantageous opportunities to do so exist, the Series may also purchase securities when borrowings exceed 5% of the value of its net assets. Such purchases can be considered to be "leveraging" and, in such circumstances, the net asset value of the Series may increase or decrease at a greater rate than would be the case if the Series had not leveraged. The interest payable on the amount borrowed would increase the Series' expenses and, if the appreciation and income produced by the investments purchased when the Series has borrowed are less than the cost of borrowing, the investment performance of the Series will be reduced as a result of leveraging.

PORTFOLIO STRATEGIES

     The method employed by the Advisor to manage the Series differs from the process employed by many other investment advisors in that the Advisor will rely on fundamental analysis of the investment merits of securities to a limited extent to eliminate potential acquisitions rather than rely on this technique to select securities. Further, because securities generally will be held long-term and will not be eliminated based on short-term price fluctuations, the Advisor generally will not act upon general market movements or short-term price fluctuations of securities to as great an extent as many other investment advisors.

REPURCHASE AGREEMENTS

     In addition, the Series may invest in repurchase agreements. In the event of a bankruptcy of the other party to a repurchase agreement, the Trust could experience delay in recovering the securities underlying such agreement. Management believes that the risks associated with repurchase agreements can be controlled through stringent security selection criteria and careful monitoring procedures.

FUTURES CONTRACTS AND OPTIONS ON FUTURES


     The Series also may invest in futures contracts and options on futures. To the extent that the Series invests in futures contracts and options thereon for other than bona fide hedging purposes, the Series will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. These investments entail the risk that an imperfect correlation may exist between changes in the market value of the stocks owned by the Series and the prices of such futures contracts and options, and, at times, the market for such contracts and options might lack liquidity, thereby inhibiting a Series' ability to close a position in such investments. Gains or losses on investments in options and futures depend on the direction of securities prices, interest rates and other economic factors, and the loss from investing in futures contracts is potentially unlimited. The Series' investment in futures and options are subject to special tax rules that may affect the amount, timing and character of the income earned by the Series and the Portfolio's distributions to its shareholders. (These special rules are discussed in the statement of additional information.)


                             MANAGEMENT OF THE PORTFOLIO

     The Advisor serves as investment advisor to the Series and, as such, is responsible for the management of its assets. Investment decisions for the Series are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Series with a trading department and selects brokers and dealers to effect securities transactions.

     Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

     For the fiscal year ended November 30, 1997, the Advisor received a fee for its advisory services to the Series equal to 0.20% of the average net assets of the Series and the total expenses of the Portfolio were 0.63% of its average net assets. The Advisor was not required to waive any fees for the fiscal year ended November 30, 1997.

     The Portfolio and the Series each bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to the Portfolio or the Series are so allocated and expenses which are not allocable to the Portfolio and the Series are borne by the Portfolio or Series on the basis of their relative net assets.

     The Advisor was organized in May, 1981, and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $26 billion. David G. Booth and Rex A. Sinquefield (directors and officers of both the Fund and the Advisor, trustees and officers of the Trust, and shareholders of the Advisor) may be deemed controlling persons of the Advisor.

     The Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFA Australia"), respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to the Series. The Advisor owns 100% of the outstanding shares of DFAL and beneficially owns 100% of DFA Australia.

     The Board of Directors is responsible for establishing Portfolio policies and for overseeing the management of the Portfolio. Each of the Directors and officers of the Fund is also a Trustee and officer of the Trust. The Directors of the Fund, including all the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Series. The Portfolio's statement of additional information furnishes information about the Directors and officers of the Fund. (See "DIRECTORS AND OFFICERS" in the statement of additional information.)

ADMINISTRATIVE SERVICES

     The Fund has entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio's custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Series; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. The annual fee paid monthly by the Portfolio to the Advisor for administrative services is .01% of the average monthly net assets of the Portfolio. The Advisor has agreed to waive its fee under the administration agreement for the Portfolio and, to the extent that such waiver is insufficient, to assume expenses of the Portfolio to the extent necessary to keep its cumulative annual expenses to not more than .75% of the average net assets of the Portfolio on an annualized basis. The Advisor retains the right in its sole discretion to modify or eliminate the waiver of a portion of its fees and assumption of expenses in the future.

     The Fund intends to enter into shareholder service agreements with certain Shareholder Service Agents on behalf of the Portfolio. The Shareholder Service Agents ordinarily will include (i) with respect to participants in a 401(k) plan that invests in the Portfolio, the person designated to service the employer's plan and (ii) institutions whose clients, customers or members invest in the Portfolio. The service to be provided under the shareholder service agreements may include any of the following: shareholder recordkeeping; sending statements to shareholders reflecting account activities such as purchases, redemptions and dividend payments; responding to shareholder inquiries regarding their accounts; tax reporting with respect to dividends, distributions and redemptions; receiving, aggregating and processing shareholder orders; and providing the Portfolio with information necessary for the Fund to comply with the state securities laws. The fee paid by the Portfolio to the Shareholder Services Agent of each employer plan or institution is an annual rate of .10% of the aggregate daily value of all shares held in an account maintained by such Shareholder Services Agent, paid on a monthly basis.


                   DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it will not be liable for federal income taxes to the extent that its net investment income and net realized capital gains are distributed. The Portfolio's policy is to distribute substantially all net investment income and any realized net capital gains annually in December after the close of the Fund's fiscal year on November 30.

     The Series also intends to qualify as a regulated investment company under the Code. Special tax rules may apply in determining the income and gains that the Series earns on its investments. These rules may, in turn, affect the amount of distributions that the Portfolio pays to its shareholders.


     Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date).

     The Portfolio receives income in the form of income dividends paid by the Series. This income, less the expenses incurred in operations, is the Portfolio's net investment income from which income dividends are distributed as described above. The Portfolio also may receive capital gains distributions from the Series and may realize capital gains upon the redemption of the shares of the Series. Any net realized capital gains of the Portfolio will be distributed as described above. Dividends and distributions paid to a 401(k) plan accumulate free of federal income tax.

     Whether paid in cash or additional shares and regardless of the length of time the Portfolio's shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. It is anticipated that either none or only a small portion of the distributions made by the Portfolio will qualify for the corporate dividends received deduction because of the Series' investment in foreign equity securities.

     For those investors subject to tax, if purchases of shares of the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

     Dividends which are declared in December to shareholders of record but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.


     The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another portfolio of the Fund. Any loss incurred on sale or exchange of the Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

     The Series may be subject to foreign withholding taxes on income from certain of its foreign securities. These taxes will, in turn, reduce the amount of distributions the Portfolio pays to its shareholders. If the Series purchases shares in certain foreign entities, called "passive foreign investment companies," the Series may be subject to U.S. federal income tax and a related interest charge on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Series to the Portfolio.

     In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from the Portfolio to its shareholders and on gains arising on redemption or exchange of the Portfolio's shares.


     The Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.


                                  PURCHASE OF SHARES


     Shares of the Portfolio are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Code and (ii) to clients, customers or members of certain institutions. Provided that shares of the Portfolio are available under an employer's plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution and approved by the Fund's management for making investments. Shares are available through the Shareholder Services Agent designated under the employer's plan or by the institution. Investors who want to consider investing in the Portfolio should contact their employer or institution for details. Institutions which purchase shares of the Portfolio for the accounts of their customers may impose separate charges on those customers for account services. The Fund does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer's plan or institution imposes a minimum transaction requirement.


                                 VALUATION  OF SHARES

     The net asset values per share of the Portfolio and the Series are calculated as of the close of the NYSE by dividing the total market value of their respective investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Series, respectively. The value of the Portfolio's shares will fluctuate in relation to the investment experience of the Series. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, the Series values such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust.

     Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by the Series are determined as of such times for the purpose of computing the net asset value of the Series. If events which materially affect the value of the investments of the Series occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at "fair value" as described above. The net asset value per share of the Series is expressed in U.S. dollars by translating the net assets of the Series using the bid price for the dollar as quoted by generally recognized reliable sources.


     Provided that the Shareholder Services Agent has received the investor's investment instructions in good order and the Portfolio's custodian has received the investor's payment, shares of the Portfolio will be priced at the net asset value calculated next after receipt of the order by PFPC Inc., the transfer agent for the Portfolio. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled in order to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

     Management believes that any dilutive effective of the cost of investing the proceeds of the sale of the shares of the Portfolio is minimal and, therefore, the shares of the Portfolio are currently sold at net asset value, without imposition of a fee that would be used to reimburse the Portfolio for such cost ("reimbursement fee"). Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio and the Series which would be used to defray the costs of investing in securities (such as brokerage commissions, taxes and other transaction costs). Any such charges will be described in the prospectus.


                                     DISTRIBUTION

     The Fund acts as distributor of the Portfolio's shares. It has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of DFA, pursuant to which DFA Securities Inc. is responsible for supervising the sale of the Portfolio's shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.


                                  EXCHANGE OF SHARES


     Provided such transactions are permitted under the employer's 401(k) plan or by the institution, investors may exchange shares of the Portfolio for those of the U.S. 6-10 Value Portfolio II or the U.S. Large Cap Value Portfolio II by first completing the necessary documentation as required by the Shareholder Services Agent designated under the employer's plan or by the institution.


     The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of any of the portfolios or otherwise adversely affect the Fund, the exchange privilege may be terminated. Exchanges will be accepted only if the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor's state of residence.

     The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent has received appropriate instructions in the form required by such Shareholder Services Agent.

     There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.


                                 REDEMPTION OF SHARES

     Investors who desire to redeem shares of the Portfolio must furnish a redemption request to the respective Shareholder Services Agent in the form required by such Shareholder Services Agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order.

     Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.


     The Fund reserves the right to redeem a shareholder's account if the value of the shares in the account is $500 or less, whether because of redemptions, a decline in the Portfolio's net asset value per share or any other reason.
Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

     When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Series in lieu of cash in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The Series reserves the right to redeem its shares in the currencies in which its investments are denominated. Investors may incur charges in converting such currencies to dollars and the value of the currencies may be affected by currency exchange fluctuations.


                                 GENERAL INFORMATION

     The Portfolio and the Series may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Fund's annual report to shareholders of the Portfolio for the fiscal year ended November 30, 1997, contains additional performance information. A copy of the annual report is available upon request and without charge.


     The Fund was incorporated under Maryland law on March 19, 1990. The shares of the Portfolio, when issued and paid for in accordance with the Portfolio's prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemptions or any other feature. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.




     The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of the Portfolio in the Series at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

     Whenever the Portfolio, as an investor in the Series, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio's shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio's shares in the Series in accordance with the voting instructions received from the Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.


     As of January 30, 1998, the following person owned more than 25% of the voting securities of the Portfolio:


          BellSouth Corporation                                             100%
          Bankers Trust Company as Trustee*
          34 Exchange Place
          Jersey City, NJ 07302

          * Owner of record only

     Shareholder inquiries may be made by writing or calling the Shareholder Services Agent at the address or telephone number set forth in the employer's plan documents or in documents provided by the institution.

DIMENSIONAL INVESTMENT GROUP INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005


Investment Advisor
DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

Custodian
PNC BANK, N.A.
200 Stevens Drive
Airport Business Center
Lester, PA  19113

Accounting Services, Dividend Disbursing and Transfer Agent
PFPC INC.
400 Bellevue Parkway
Wilmington, DE  19809

Legal Counsel
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

Independent Accountants
COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
19th and Market Streets
Philadelphia, PA  19103

                        DFA INTERNATIONAL VALUE PORTFOLIO II


                         DIMENSIONAL INVESTMENT GROUP INC.

           1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA  90401
                             TELEPHONE:  (310) 395-8005

                        STATEMENT OF ADDITIONAL INFORMATION


                                   MARCH 3, 1998


     This statement of additional information is not a prospectus but should be read in conjunction with the prospectus of DFA International Value Portfolio II (the "Portfolio") of Dimensional Investment Group Inc. (the "Fund"), dated March 3, 1998, as amended from time to time, which can be obtained by writing or calling the Shareholder Services Agent for your employer's plan.


                                  TABLE OF CONTENTS


PAGE

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . . .   2

BROKERAGE TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .   2

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .   3

FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS . . . . . . . . . . . . . . . . .   6

DIRECTORS AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . . . .   6

ADMINISTRATIVE SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .   8

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . . . . . . . .   9

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   9

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10

CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . . . .  10

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11

                          INVESTMENT OBJECTIVE AND POLICIES

     The following information supplements the information set forth in the prospectus under the caption "INVESTMENT OBJECTIVE AND POLICIES" and applies to the DFA International Value Series (the "Series") of The DFA Investment Trust Company (the "Trust").


     Because the structure of the Series is based on the relative market capitalizations of eligible holdings, it is possible that the Series might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Fund and the issuer would be deemed "affiliated persons" under the Investment Company Act of 1940 (the "1940 Act") and certain requirements of the 1940 Act regulating dealings between affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Series and the anticipated amount of the Series' assets intended to be invested in such securities, management does not anticipate that the Series will include as much as 5% of the voting securities of any issuer.


     The Series may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock.
To obtain such a higher yield, the Series may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the Series upon conversion of a convertible debenture will generally be held for so long as the Advisor anticipates such stock will provide the Series with opportunities which are consistent with the Series' investment objective and policies.

                                BROKERAGE TRANSACTIONS


     During the fiscal years ended November 30, 1995, 1996 and 1997, the Series paid brokerage commissions of $542,306, $1,251,242 and $1,133,787, respectively. The substantial increases or decreases in the amount of brokerage commissions paid by the Series from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the Series.


     Portfolio transactions of the Series will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Series to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Series to its brokers to ascertain that they are competitive with those charged by other brokers for similar services.

     Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Series permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to assets under its management.




     The Advisor places buy and sell orders on Instinet when the Advisor determines that the securities may not be available from other sources at a more favorable price. Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade, the Series, by trading through Instinet, would pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Series can effect transactions at the best available prices.


     During fiscal year 1997, the Series paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Series of $13,922 with respect to securities transactions valued at $4,623,558. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Series.

     The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Series, except if the Portfolio receives securities or currencies from the Series to satisfy the Portfolio's redemption request.


                                INVESTMENT LIMITATIONS

     The Portfolio has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of the Series are the same as those of the Portfolio.

     The Portfolio will not:

     (1) invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

     (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

     (3) as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result of more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

     (4) purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (5) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and, then, in no event in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

     (6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

     (7) invest more than 15% of the value of the Portfolio's total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

     (8) engage in the business of underwriting securities issued by others;

     (9) invest for the purpose of exercising control over management of any company;

     (10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

     (11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

     (12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry;

     (13) write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs, except as described in (1) above;

     (14) purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holding of equity securities;

     (15) purchase securities on margin or sell short;

     (16) acquire more than 10% of the voting securities of any issuer; or


     (17) issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.


     The investment limitations described in (3), (7), (9), (10), (11), (12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Series.

     The investment limitations described in (1) and (15) above do not prohibit the Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

     Although (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Series, the Portfolio does not intend to lend those shares.

     Pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"), the Series may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Series' limitations on holdings of illiquid securities stated in
(7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.


     The Series may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While the Series has retained authority to buy and sell financial futures contracts and options thereon, it has no present intention to do so.


     Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, "total assets" refers to the assets that the Series owns, and does not include assets which the Series does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Series will exclude from its total assets those assets which represent collateral received by the Series for its securities lending transactions.


     Unless otherwise indicated, all limitations applicable to the Portfolios' and Series' investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of a Portfolio's or Series' assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's or Series' total assets will not require a Portfolio or Series to dispose of an investment until the Advisor determines that it is practicable to sell or close out the position without undue market or tax consequences.

                                  FUTURES CONTRACTS

     The Series may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Series will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Series. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Series expects to earn income on its margin deposits. To the extent that the Series invests in futures contracts and options thereon for other than bona fide hedging purposes, the Series will not enter into such transaction if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the "Commission"), the Series may be required to maintain segregated accounts consisting of liquid assets such as cash, U.S. government securities, or other high grade debt obligations (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

     Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Series would continue to be required to continue to make variation margin deposits. In such circumstances, if the Series has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.


                      FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

     Except for transactions the Series has identified as hedging transactions, the Series is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Series may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.


     In order for the Series to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities and other income derived with respect to the Series' business of investing in securities. It is anticipated that any net gain realized from closing futures contracts will be considered gain from the sale of securities and, therefore, constitute qualifying income for purposes of the 90% requirement. The Series will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Series' fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Series' other investments.

                                DIRECTORS AND OFFICERS

     The names, addresses and dates of birth of the directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.

DIRECTORS

     David G. Booth, (12/2/46), Director*, President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director, of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc. (registered investment company) and Dimensional Emerging Markets Fund Inc.

(registered investment company). Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company (registered investment company). Chairman and Director, Dimensional Fund Advisors Ltd.


     George M. Constantinides, (9/22/47), Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc.

     John P. Gould, (1/19/39), Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company and First Prairie Funds (registered investment companies). Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Harbor Investment Advisors. Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting).

     Roger G. Ibbotson, (5/27/43), Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman and President, Ibbotson Associates, Inc. (software, data, publishing and consulting).

     Merton H. Miller, (5/16/23), Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor Emeritus, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Public Director, Chicago Mercantile Exchange.

     Myron S. Scholes, (7/1/42), Director, Greenwich, CT. Limited Partner, Long-Term Capital Management L.P. (money manager). Frank E. Buck Professor Emeritus of Finance, Graduate School of Business and Professor of Law, Law School, Senior Research Fellow, Hoover Institution, (all) Stanford University. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Benham Capital Management Group of Investment Companies and Smith Breeden Group of Investment Companies.

     Rex A. Sinquefield, (9/7/44), Director*, Chairman-Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company.
Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.

*Interested Director of the Fund.

OFFICERS

     Each of the officers listed below hold the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Fund Inc.

     Arthur Barlow, (11/7/55), Vice President, Santa Monica, CA.

     Truman Clark, (4/8/41), Vice President, Santa Monica, CA. Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.

     Maureen Connors, (11/17/36), Vice President and Assistant Secretary, Santa Monica, CA.

     Robert Deere, (10/8/57), Vice President, Santa Monica, CA.

     Irene R. Diamant, (7/16/50), Vice President and Secretary (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA.

     Richard Eustice, (8/5/65), Vice President and Assistant Secretary, Santa Monica, CA.

     Eugene Fama, Jr., (1/21/61), Vice President, Santa Monica, CA.

     Kamyab Hashemi-Nejad, 1/22/61, Vice President, Controller and Assistant Treasurer, Santa Monica, CA.

     Stephen P. Manus, 12/26/50, Vice President, Santa Monica, CA. Managing Director, ANB Investment Management and Trust Company from 1985-1993; President, ANB Investment Management and Trust Company from 1993-1997.

     Karen McGinley, 3/10/66, Vice President, Santa Monica, CA.

     Catherine L. Newell, 5/7/64, Vice President and Assistant Secretary (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA. Associate, Morrison & Foerster, LLP from 1989 to 1996.

     David Plecha, (10/26/61), Vice President, Santa Monica, CA. 41, Vice President, Santa Monica, CA.

     George Sands, (2/8/56), Vice President, Santa Monica, CA.

     Michael T. Scardina, (10/12/55), Vice President, Chief Financial Officer and Treasurer, Santa Monica, CA.

     Jeanne C. Sinquefield, Ph.D., (10/12/55), Executive Vice President, Santa Monica, CA.

     Scott Thornton, (3/1/63), Vice President, Santa Monica, CA.

     Weston Wellington, (3/1/51), Vice President, Santa Monica, CA. Director of Research, LPL Financial Services, Inc., Boston, MA from 1987 to 1994.

     Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

     Directors and officers as a group own less than 1% of the Portfolio's outstanding stock.

     Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 1997, and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

                                   Aggregate           Total Compensation from
                                  Compensation                  Fund
Director                           from Fund              and Fund Complex
--------                          ------------         -----------------------
George M. Constantinides            $ 5,000                   $ 30,000
John P. Gould                       $ 5,000                   $ 30,000
Roger G. Ibbotson                   $ 5,000                   $ 30,000
Merton H. Miller                    $ 5,000                   $ 30,000
Myron S. Scholes                    $ 5,000                   $ 30,000





                               ADMINISTRATIVE SERVICES

     PFPC Inc. ("PFPC") serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Series. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. For its services, the Portfolio pays PFPC a monthly fee of $1,000.


                                  OTHER INFORMATION

     For the services it provides as investment advisor to the Series, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Series. For the fiscal years ended November 30, 1995, 1996 and 1997, the Series paid advisory fees of $937,000, $2,124,000 and $2,997,000, respectively. The Series has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Series to the Advisor.


     The Fund was known as DFA U.S. Large Cap Inc. from February, 1992, until the Fund amended its Articles of Incorporation in April, 1993, to change to its present name. Prior to a February, 1992, amendment to the Fund's Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc.


     PNC Bank, N.A. serves as the custodian for the Portfolio. Citibank, N.A. ("Citibank"), 111 Wall Street, New York, New York 10005, will succeed Boston Safe Deposit and Trust Company ("Boston Safe"), Princess House, 1 Suffolk Lane, London EC4R OAN, England, as the global custodian for the Series. It is expected that the conversion from Boston Safe to Citibank will be accomplished by May 1, 1998. The custodians maintain a separate account or accounts for the Portfolio and Series; receive, hold and release portfolio securities on account of the Portfolio and Series; make receipts and disbursements of money on behalf of the Portfolio and Series; and collect and receive income and other payments and distributions on account of the Portfolio's and Series' portfolio securities.


     Coopers & Lybrand L.L.P., the Fund's independent accountants, audits the Fund's financial statements on an annual basis.

                           PRINCIPAL HOLDERS OF SECURITIES

     As of January 30, 1998, the following person beneficially owned 5% or more of the outstanding stock of the Portfolio, as set forth below:


          BellSouth Corporation                          100%
          Bankers Trust Company as Trustee*
          34 Exchange Place
          Jersey City, NJ  07302


          *Owner of record only


                                  PURCHASE OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."


     The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days that the NYSE is closed, except that it is open on Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

     The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio. Securities accepted in exchange for shares of the Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

                                 REDEMPTION OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."

     The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the Commission may permit.

                           CALCULATION OF PERFORMANCE DATA

     Following are quotations of the annualized percentage total returns for the one-, five-, and ten-year periods ended November 30, 1997 (as applicable) using the standardized method of calculation required by the Commission.

          One Year       Five Years     Ten Years
          --------       ----------     ---------

           -4.15%        (39 mos.)         n/a
                           3.31%

     For purposes of calculating the performance of the Portfolio, the performance of its corresponding Series will be utilized for the period prior to when the Portfolio commenced operations and, if applicable, restated to reflect the Portfolio's fees and expenses. As the following formula indicates, the Portfolio and Series each determines its average annual total return by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the Commission's formula:


P(1 + T)n  = ERV

where:

     P   =     a hypothetical initial payment of $1,000

     T   =     average annual total return

     n   =     number of years

     ERV ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).


     In addition to the standardized method of calculating performance required by the Commission, the Portfolio and Series may disseminate other performance data and may advertise total return performance calculated on a monthly basis.

     The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio's investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

                                 FINANCIAL STATEMENTS

     The audited financial statements and financial highlights of the Portfolio for the Fund's fiscal year ended November 30, 1997, as set forth in the Fund's annual report to shareholders of the Portfolio, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.

     The audited financial statements of the Series for the Trust's fiscal year ended November 30, 1997, as set forth in the Trust's annual report to shareholders, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.

     A shareholder may obtain a copy of the reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of the statement of additional information.

                                     PROSPECTUS

                                   MARCH 3, 1998

                       DFA INTERNATIONAL VALUE PORTFOLIO III
                         U.S. LARGE CAP VALUE PORTFOLIO III

                                   --------------



     This prospectus describes DFA INTERNATIONAL VALUE PORTFOLIO III and U.S. LARGE CAP VALUE PORTFOLIO III (collectively the "Portfolios"), each a series of shares issued by Dimensional Investment Group Inc. (the "Fund"), 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, (310) 395-8005. Each Portfolio is an open-end, management investment company whose shares are offered, without a sales charge, to 401(k) defined contribution plans and clients of registered financial advisers. The Fund issues thirteen series of shares, each of which represents a separate class of the Fund's common stock, having its own investment objective and policies and two of which are set forth in this prospectus. The investment objective of each Portfolio is to achieve long-term capital appreciation.



     EACH PORTFOLIO, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE SHARES OF A CORRESPONDING SERIES OF THE DFA INVESTMENT TRUST COMPANY (THE "TRUST"), AN OPEN-END, MANAGEMENT INVESTMENT COMPANY THAT ISSUES SERIES (INDIVIDUALLY AND COLLECTIVELY, THE "SERIES") HAVING THE SAME INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS AS THE PORTFOLIOS. THE INVESTMENT EXPERIENCE OF EACH PORTFOLIO WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF ITS CORRESPONDING SERIES. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "THE PORTFOLIOS."



     This prospectus sets forth information about the Portfolios that prospective investors should know before investing and should be read carefully and retained for future reference. A statement of additional information about the Portfolios, dated March 3, 1998, as amended from time to time, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS


                                                                            PAGE
HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1

CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . .   4

THE PORTFOLIOS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7

DFA INTERNATIONAL VALUE PORTFOLIO III -
INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . . .   8
     Portfolio Characteristics and Policies. . . . . . . . . . . . . . . . .   8
     Portfolio Structure . . . . . . . . . . . . . . . . . . . . . . . . . .   8
     Portfolio Transactions. . . . . . . . . . . . . . . . . . . . . . . . .   9

U.S. LARGE CAP VALUE PORTFOLIO III -
INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . . .  10
     Portfolio Characteristics and Policies. . . . . . . . . . . . . . . . .  10
     Portfolio Structure . . . . . . . . . . . . . . . . . . . . . . . . . .  10
     Portfolio Transactions. . . . . . . . . . . . . . . . . . . . . . . . .  11

SECURITIES LOANS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11

RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  12
     Foreign Securities. . . . . . . . . . . . . . . . . . . . . . . . . . .  12
     Foreign Currencies and Related Transactions . . . . . . . . . . . . . .  12
     Borrowing . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13
     Portfolio Strategies. . . . . . . . . . . . . . . . . . . . . . . . . .  13
     Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . . .  13
     Futures Contracts and Options on Futures. . . . . . . . . . . . . . . .  13

MANAGEMENT OF THE PORTFOLIOS . . . . . . . . . . . . . . . . . . . . . . . .  13
     Administrative Services . . . . . . . . . . . . . . . . . . . . . . . .  14

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . .  15

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  16
     In Kind Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . .  17

VALUATION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  17

DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18

EXCHANGE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19

                                      HIGHLIGHTS


                                                                            PAGE
THE PORTFOLIOS                                                                 7

     Each Portfolio, in effect, represents a separate mutual fund with its own investment objective and policies. The investment objective of each Portfolio is a fundamental policy and may not be changed without the affirmative vote of a majority of its outstanding securities. Clients of financial advisors may choose to invest in one or both of the Portfolios. Proceeds from the sale of shares of a Portfolio will be invested in accordance with that Portfolio's investment objective and policies.



                                                                            PAGE
INVESTMENT OBJECTIVE - DFA INTERNATIONAL VALUE PORTFOLIO III                   8



     The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio will invest all of its assets in the DFA International Value Series of the Trust (the "International Value Series"), which in turn will invest in the stocks of large non-U.S. companies that are value stocks, primarily because they have a high book value in relation to their market value. (See "DFA INTERNATIONAL VALUE PORTFOLIO III - INVESTMENT OBJECTIVE AND POLICIES.")



                                                                            PAGE
INVESTMENT OBJECTIVE - U.S. LARGE CAP VALUE PORTFOLIO III                     10



     The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio will invest all of its assets in the U.S. Large Cap Value Series of the Trust (the "Large Cap Value Series"), which in turn will invest in the common stocks of U.S. companies that are value stocks, primarily because they have a high book value in relation to their market value. The Large Cap Value Series will purchase common stocks of companies whose market capitalizations equal or exceed that of a company having the median market capitalization of companies whose shares are listed on the New York Stock Exchange (the "NYSE"). (See "U.S. LARGE CAP VALUE PORTFOLIO III - INVESTMENT OBJECTIVE AND POLICIES.")


                                                                            PAGE
RISK FACTORS                                                                  12

     The DFA International Value Portfolio III (indirectly through its investment in the International Value Series) invests in foreign securities. The International Value Series and the Large Cap Value Series, in which the corresponding Portfolios invest, may invest in futures contracts and options thereon. Each Portfolio is authorized to invest in repurchase agreements. Those policies and the policy of the Portfolios to invest in the shares of corresponding Series of the Trust involve certain risks. (See "RISK FACTORS.")



                                                                            PAGE
MANAGEMENT AND ADMINISTRATIVE SERVICES                                        14



     Dimensional Fund Advisors Inc. (the "Advisor" or "DFA") provides each Portfolio with administrative services and also serves as investment advisor to each Series. (See "MANAGEMENT OF THE PORTFOLIOS.")

                                                                            PAGE
DIVIDEND POLICY                                                               15



     Each Portfolio distributes dividends from its net investment income in November and December of each year and will distribute any realized net capital gains annually after the end of the Fund's fiscal year in November. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")


                                                                            PAGE
PURCHASE, VALUATION AND REDEMPTION OF SHARES                                  16

     The shares of the Portfolios are offered at net asset value, which is calculated as of the close of the NYSE on each day that the NYSE is open for business. The value of a Portfolio's shares will fluctuate in relation to the investment experience of its corresponding Series. The redemption price of a share of each Portfolio is equal to its net asset value. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

SHAREHOLDER TRANSACTION EXPENSES

          None*



     The expenses in the following tables are based on those incurred by the Portfolios and their corresponding Series for the fiscal year ended November 30, 1997.



ANNUAL FUND OPERATING EXPENSES**
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


     DFA INTERNATIONAL VALUE PORTFOLIO III
          Management Fee                           0.20%
          Administration Fee                       0.01%
          Other Expenses                           0.17%
          Total Operating Expenses                 0.38%


     U.S. LARGE CAP VALUE PORTFOLIO III
          Management Fee                           0.10%
          Administration Fee                       0.01%
          Other Expenses                           0.12%
          Total Operating Expenses                 0.23%


     *Shares of the Portfolios that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

     **The "Management Fee" is payable by the Series and the "Administration Fee" is payable by the Portfolio. The amount set forth in "Other Expenses" represents the aggregate amount that is payable by both the Series and the Portfolio.

EXAMPLE

     You would pay the following transaction and annual operating expenses on a $1,000 investment in each Portfolio, assuming a 5% annual return over each of the following time periods and redemption at the end of each time period:


                                       1 Year    3 Years   5 Years   10 Years
                                       ------    -------   -------   --------
DFA International Value Portfolio III    $4        $12       $21       $48
U.S. Large Cap Value Portfolio III       $2         $7       $13       $29




     The purpose of the above fee table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolios will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

     The table summarizes the aggregate estimated annual operating expenses of both the Portfolios and the corresponding Series. (See "MANAGEMENT OF THE PORTFOLIOS" for a description of Portfolio and Series expenses.) The Board of Directors of the Fund has considered whether such expenses will be more or less than they would be if each Portfolio were to invest directly in the securities held by its corresponding Series. The aggregate amount of expenses for a Portfolio and the corresponding Series may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Series. However, the total expense ratios for the Portfolios and their corresponding Series are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This is because this arrangement enables institutional investors, including the Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Series, including the corresponding Portfolio, will pay its proportionate share of the expenses of the Series.






                           CONDENSED FINANCIAL INFORMATION



     The following financial highlights are part of the financial statements of each Portfolio. The information for each of the past fiscal years has been audited by independent accountants. The financial statements, related notes, and the report of the independent accountants covering such financial information and financial highlights for the Fund's most recent fiscal year ended November 30, 1997, are incorporated by reference into the Portfolios' statement of additional information from the Fund's annual report to shareholders for the year ended November 30, 1997. Further information about the Portfolios' performance is contained in the Fund's annual report to shareholders of the Portfolios for the year ended November 30, 1997. A copy of the annual report may be obtained from the Fund upon request at no charge.

                        DFA INTERNATIONAL VALUE PORTFOLIO III

                                 FINANCIAL HIGHLIGHTS

                   (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                    Year         Year         Feb. 3,
                                                    Ended        Ended          to
                                                   Nov. 30,     Nov. 30,     Nov. 30,
                                                     1997         1996         1995
                                                   --------     --------     --------
Net Asset Value, Beginning of Period  . . . . .    $  12.39     $  10.81     $  10.00
                                                   --------     --------     --------

INCOME FROM INVESTMENT OPERATIONS

  Net Investment Income . . . . . . . . . . . .        0.21         0.21         0.17

  Net Gains (Losses) on Securities (Realized
    and Unrealized) . . . . . . . . . . . . . .       (0.69)        1.38         0.84
                                                   --------     --------     --------

  Total from Investment Operations  . . . . . .       (0.48)        1.59         1.01
                                                   --------     --------     --------

LESS DISTRIBUTIONS

  Net Investment Income . . . . . . . . . . . .       (0.22)       (0.01)       (0.17)

  Net Realized Gains  . . . . . . . . . . . . .       (0.12)         ---        (0.03)
                                                   --------     --------     --------

  Total Distributions . . . . . . . . . . . . .       (0.34)       (0.01)       (0.20)
                                                   --------     --------     --------

Net Asset Value, End of Period  . . . . . . . .    $  11.57     $  12.39     $  10.81

Total Return  . . . . . . . . . . . . . . . . .       (3.91)%      14.76%       10.04%#

Net Assets, End of Period (thousands) . . . . .    $282,818     $242,371     $146,952


Ratio of Expenses to Average Net Assets (1) . .        0.38%        0.45%        0.51%*

Ratio of Net Investment Income to Average Net
  Assets  . . . . . . . . . . . . . . . . . . .        1.88%        2.03%        2.29%*

Portfolio Turnover Rate . . . . . . . . . . . .         N/A          N/A          N/A

Average Commission Rate . . . . . . . . . . . .         N/A          N/A          N/A


Portfolio Turnover Rate of Master Fund Series .       22.55%       12.23%        9.75%(a)

Average Commission Rate of Master Fund
  Series (2). . . . . . . . . . . . . . . . . .     $0.0068      $0.0112          N/A


*Annualized
#Non-Annualized
(1) Represents the respective combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.



(2) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.


(a)  Master Fund Series Turnover calculated for the year ended November 30,
     1995.

                          U.S. LARGE CAP VALUE PORTFOLIO III

                                 FINANCIAL HIGHLIGHTS



                   (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                   YEAR               YEAR             FEB. 3,
                                                                                   ENDED              ENDED              TO
                                                                                  NOV. 30,           NOV. 30,          NOV. 30,
                                                                                    1996               1996              1995
                                                                                  --------           --------          --------
Net Asset Value, Beginning of Period  . . . . . . . . . . . . . . . . . . .      $  15.76           $  12.92          $  10.00
                                                                                 --------           --------          --------

INCOME FROM INVESTMENT OPERATIONS

  Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . .          0.32               0.28              0.23

  Net Gains (Losses) on Securities (Realized and Unrealized)  . . . . . . .          3.52               2.60              3.09
                                                                                 --------           --------          --------

  Total from Investment Operations  . . . . . . . . . . . . . . . . . . . .          3.84               2.88              3.32
                                                                                 --------           --------          --------

LESS DISTRIBUTIONS

  Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . .         (0.29)             (0.04)            (0.23)

  Net Realized Gains  . . . . . . . . . . . . . . . . . . . . . . . . . . .         (0.29)               ---             (0.17)
                                                                                 --------           --------          --------

  Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . .         (0.58)             (0.04)            (0.40)
                                                                                 --------           --------          --------

Net Asset Value, End of Period  . . . . . . . . . . . . . . . . . . . . . .      $  19.02           $  15.76          $  12.92

Total Return  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25.23%             22.34%            33.27%#

Net Assets, End of Period (thousands) . . . . . . . . . . . . . . . . . . .      $471,038           $379,974          $135,043

Ratio of Expenses to Average Net Assets (1) . . . . . . . . . . . . . . . .          0.23%              0.26%             0.31%*

Ratio of Net Investment Income to Average Net Assets  . . . . . . . . . . .          1.79%              2.29%             2.82%*

Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . .           N/A                N/A               N/A

Average Commission Rate . . . . . . . . . . . . . . . . . . . . . . . . . .           N/A                N/A               N/A

Portfolio Turnover Rate of Master Fund Series . . . . . . . . . . . . . . .         17.71%             20.12%            29.41%(a)

Average Commission Rate of Master Fund Series (2) . . . . . . . . . . . . .      $ 0.0494           $ 0.0499               N/A




*Annualized
#Non-Annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(2) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.


(a)  Master Fund Series Turnover calculated for the year ended November 30,
     1995.

                                    THE PORTFOLIOS



     Each of the Portfolios, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding Series of the Trust, an open-end, management investment company, registered under the Investment Company Act of 1940 ("1940 Act"), that issues Series having the same investment objective as each of the Portfolios. The investment objective of a Portfolio may not be changed without the affirmative vote of a majority of its outstanding securities and the investment objective of a Series may not be changed without the affirmative vote of a majority of its outstanding securities. Shareholders of a Portfolio will receive written notice thirty days prior to any change in the investment objective of its corresponding Series.



     This prospectus describes the investment objective, policies and restrictions of each Portfolio and its corresponding Series. (See "DFA INTERNATIONAL VALUE PORTFOLIO III - INVESTMENT OBJECTIVE AND POLICIES" and "U.S. LARGE CAP VALUE PORTFOLIO III - INVESTMENT OBJECTIVE AND POLICIES.") In addition, an investor should read "MANAGEMENT OF THE PORTFOLIOS" for a description of the management and other expenses associated with the Portfolios' investment in the Trust. Other institutional investors, including other mutual funds, may invest in each Series, and the expenses of such other investors and, correspondingly, their returns may differ from those of the Portfolios. Please contact the Trust at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401,
(310) 395-8005 for information about the availability of investing in the Series other than through the Portfolios.

     The shares of the Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. For example, a Series might be able to place larger block trades at more advantageous prices and to participate in securities transactions of larger denominations, thereby reducing the relative amount of certain transaction costs in relation to the total size of the transaction. Investment in a Series by other institutional investors offers potential benefits to the Series and, through their investment in the Series, also to the Portfolios. However such economies and expense reductions might not be achieved and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in a Series, the remaining investors in that Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Series than the corresponding Portfolio could have effective voting control over the operation of the Series.

     Further, if a Series changes its investment objective in a manner which is inconsistent with the investment objective of a corresponding Portfolio and the shareholders of the Portfolio fail to approve a similar change in the investment objective of the Portfolio, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by a Portfolio of its investment in the corresponding Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Series corresponding to the Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolio. Any net capital gains so realized will be distributed to such Portfolio's shareholders as described in "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" below.

     Finally, the Portfolios' investment in the shares of a registered investment company such as the Trust is relatively new and results in certain operational and other complexities. However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the Series invest.




                      DFA INTERNATIONAL VALUE PORTFOLIO III -
                         INVESTMENT OBJECTIVE AND POLICIES


PORTFOLIO CHARACTERISTICS AND POLICIES



     The investment objective of the DFA International Value Portfolio III is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in the International Value Series, which has the same investment objective and policies as the Portfolio. The International Value Series operates as a diversified investment company and seeks to achieve its objective by investing in the stocks of large non-U.S. companies which the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). Generally, the shares of a company in any given country will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies in that country with the highest positive book to market ratios whose shares are listed on a major exchange, and, as described below, will be considered eligible for investment. In measuring value, the Advisor may consider additional factors such as cash flow, economic conditions and developments in the issuer's industry. The International Value Series intends to invest in the stocks of large companies in countries with developed markets. As of the date of this prospectus, the International Value Series may invest in the stocks of large companies in Australia, Belgium, Denmark, France, Germany, Hong Kong, Italy, Japan, Malaysia, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the International Value Series' asset growth permits, it may invest in the stocks of large companies in other developed markets, including Austria, Finland and Ireland. (See "RISK FACTORS.")



PORTFOLIO STRUCTURE



     Under normal market conditions, at least 65% of the International Value Series' assets will be invested in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries and no more than 40% of the Series' assets will be invested in such companies in any one country. The International Value Series reserves the right to invest in futures contracts and options on futures contracts to commit funds awaiting investment or to maintain liquidity. To the extent that the International Value Series invests in futures contracts for other than bona fide hedging purposes, it will not purchase futures contracts if, as a result, more than 5% of its total assets would then consist of initial margin deposits on such contracts. Such investments entail certain risks. (See "RISK FACTORS.") The International Value Series also may invest up to 5% of its assets in convertible debentures issued by large non-U.S. companies.





     As of the date of this prospectus, the International Value Series intends to invest in companies having at least $800 million of market capitalization and the Series will be approximately market capitalization weighted. The Advisor may reset such floor from time to time to reflect changing market conditions.
In determining market capitalization weights, the Advisor, using its best judgment, will seek to eliminate the effect of cross holdings on the individual country weights. As a result, the weighting of certain countries in the International Value Series may vary from their weighting in international indices, such as those published by The Financial Times, Morgan Stanley Capital International or Salomon/Russell. The Advisor, however, will not attempt to account for cross holding within the same country. The Advisor may exclude the stock of a company that otherwise meets the applicable criteria if the Advisor determines, in its best judgment, that other conditions exist that make the purchase of such stock for the International Value Series inappropriate.

     Deviation from market capitalization weighting also will occur because the International Value Series intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the International Value Series may be reduced from time to time from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the International Value Series' assets may be invested in interest-bearing obligations, such as money-market instruments, for this purpose, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the International Value Series' investment objective. A further deviation from market capitalization weighting may occur if the International Value Series invests a portion of its assets in convertible debentures.

     The International Value Series may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, adherence to the policy of market capitalization weighting would otherwise require. In addition, the Series may acquire securities eligible for purchase or otherwise represented in its portfolio at the time of the exchange in exchange for the issuance of its shares. (See "In Kind Purchases.") While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the International Value Series.

     Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the International Value Series take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On not less than a semi-annual basis, the Advisor will prepare a current list of eligible large companies with high book to market ratios whose stock are eligible for investment. Only common stocks whose market capitalizations are not less than the minimum on such list will be purchased by the International Value Series. Additional investments will not be made in securities which have depreciated in value to such an extent that they are not then considered by the Advisor to be large companies. This may result in further deviation from market capitalization weighting and such deviation could be substantial if a significant amount of the International Value Series' holdings decrease in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale.

     It is management's belief that the value stocks of large companies offer, over a long term, a prudent opportunity for capital appreciation but, at the same time, selecting a limited number of such issues for inclusion in the International Value Series involves greater risk than including a large number of them. The Advisor does not anticipate that a significant number of securities which meet the market capitalization criteria will be selectively excluded from the International Value Series.

     The International Value Series does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the International Value Series do pay dividends. It is anticipated, therefore, that the International Value Series will receive dividend income.

PORTFOLIO TRANSACTIONS


     Securities which have depreciated in value since their acquisition will not be sold by the International Value Series solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities may be disposed of, however, at any time when, in the Advisor's judgment, circumstances warrant their sale, such as tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will not be sold to realize short-term profits, but, when circumstances warrant, they may be sold without regard to the length of time held. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the policy of maintaining a portfolio of companies with large market capitalizations and high book to market ratios. The annual portfolio turnover rates of the

International Value Series for the fiscal years ended November 30, 1996 and 1997 were 12.23% and 22.55%, respectively.


                        U.S. LARGE CAP VALUE PORTFOLIO III -
                         INVESTMENT OBJECTIVE AND POLICIES

PORTFOLIO CHARACTERISTICS AND POLICIES

     The investment objective of the U.S. Large Cap Value Portfolio III is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in the Large Cap Value Series, which has the same investment objective and policies as the Portfolio. The Large Cap Value Series seeks to achieve its objective by investing in the common stocks of large U.S. companies with shares that have a high book to market ratio. A company's shares will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies with the highest positive book to market ratios whose shares are listed on the NYSE and, except as described below, will be considered eligible for investment. A company will be considered "large" if its market capitalization (i.e., the market price of its common stock multiplied by the number of outstanding shares) equals or exceeds that of the company having the median market capitalization of companies whose shares are listed on the NYSE. In addition, the Large Cap Value Series is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock ("privately placed convertible debentures"). Such investments are considered illiquid and the value thereof together with the value of all other illiquid investments may not exceed 15% of the value of the Large Cap Value Series' total assets at the time of purchase.

PORTFOLIO STRUCTURE


     The Large Cap Value Series will operate as a diversified investment company. Further, the Large Cap Value Series will not invest more than 25% of its total assets in securities of companies in a single industry. Ordinarily, at least 80% of the assets of the Large Cap Value Series will be invested in a broad and diverse group of readily marketable common stocks of large U.S. companies with high book to market ratios, as described above. The Large Cap Value Series may invest a portion of its assets, ordinarily not more than 20%, in high quality, highly liquid fixed income securities, such as money market instruments, and short-term repurchase agreements. The Large Cap Value Series may invest in futures contracts and options on futures contracts. To the extent that the Large Cap Value Series invests in futures contracts for other than bona fide hedging purposes, it will not purchase futures contracts if more than 5% of the Series' total assets are then invested as initial margin deposits on such contracts or options. The Large Cap Value Series will purchase securities that are listed on the principal U.S. national securities exchanges and traded over-the-counter.


     The Large Cap Value Series will be structured on a market capitalization basis, generally by basing the amount of each security purchased on the issuer's relative market capitalization, with a view to creating in the Large Cap Value Series a reasonable reflection of the relative market capitalizations of its portfolio companies. However, the Advisor may exclude the securities of a company that otherwise meets the applicable criteria described above if the Advisor determines, in its best judgment, that other conditions exist that make the inclusion of such security inappropriate.

     Deviation from strict market capitalization weighting will also occur because the Large Cap Value Series intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Large Cap Value Series may be reduced, from time to time, from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the Large Cap Value Series' assets may be invested in interest-bearing obligations, as described above, for this purpose, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the Large Cap Value Series' investment objective. The Large Cap Value Series may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. In addition, the Series may acquire securities eligible for purchase or otherwise represented in its portfolio at the time of the exchange in exchange for the issuance of its shares. (See "In Kind Purchases.") While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Large Cap Value Series.

     Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the Large Cap Value Series take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On not less than a semi-annual basis, the Advisor will prepare a current list of large U.S. companies with high book to market ratios whose stock is eligible for investment. Only common stocks whose market capitalizations are not less than the maximum on such list will be purchased by the Large Cap Value Series. Additional investments will not be made in securities which have depreciated in value to such an extent that they are not then considered by the Advisor to be large companies. This may result in further deviation from market capitalization weighting and such deviation could be substantial if a significant amount of the Large Cap Value Series' holdings decrease in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale.

     It is management's belief that the stocks of large U.S. companies with high book to market ratios offer, over a long term, a prudent opportunity for capital appreciation but, at the same time, selecting a limited number of such issues for inclusion in the Large Cap Value Series involves greater risk than including a large number of them. The Advisor does not anticipate that a significant number of securities which meet the market capitalization criteria will be selectively excluded from the Large Cap Value Series.

     The Large Cap Value Series does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Large Cap Value Series do pay dividends. It is anticipated, therefore, that the Large Cap Value Series will receive dividend income.

PORTFOLIO TRANSACTIONS

     The Large Cap Value Series does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. As described under "Portfolio Structure," investments will be made in virtually all eligible securities on a market capitalization weighted basis.


     Generally, securities will be purchased with the expectation that they will be held for longer than one year. The Large Cap Value Series may sell portfolio securities when the issuer's market capitalization falls substantially below that of the issuer with the minimum market capitalization which is then eligible for purchase by the Large Cap Value Series. However, securities may be sold at any time when, in the Advisor's judgment, circumstances warrant their sale. The annual portfolio turnover rates of the Large Cap Value Series for the fiscal years ended November 30, 1996 and 1997 were 20.12% and 17.71%, respectively.


     In addition, the Large Cap Value Series may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Series.

                                   SECURITIES LOANS

     The Series are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While a Series may earn additional income from lending securities, such activity is incidental to a Series' investment objective. The value of securities loaned may not exceed 331/3% of the value of a Series' total assets. In connection with such loans, a Series will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. Each Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of its corresponding Series, it will not do so.


                                     RISK FACTORS

FOREIGN SECURITIES

     The International Value Series invests in foreign issuers. Such investments involve risks that are not associated with investments in U.S. public companies. Such risks may include legal, political and or diplomatic actions of foreign governments, such as imposition of withholding taxes on interest and dividend income payable on the securities held, possible seizure or nationalization of foreign deposits, establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the value of the assets held by the International Value Series. Further, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those of U.S. public companies and there may be less publicly available information about such companies than comparable U.S. companies.


     The economies of many countries in which the International Value Series invests are not as diverse or resilient as the U.S. economy, and have significantly less financial resources. Some countries are more heavily dependent on international trade and may be affected to a greater extent by protectionist measures of their governments, or dependent upon a relatively limited number of commodities and, thus, sensitive to changes in world prices for these commodities.

     In many foreign countries, stock markets are more variable than U.S. markets for two reasons. Contemporaneous declines in both (i) foreign securities prices in local currencies and (ii) the value of local currencies in relation to the U.S. dollar can have a significant negative impact on the net asset value of the International Value Series and the DFA International Value Portfolio III. The net asset value of the International Value Series is denominated in U.S. dollars, and, therefore, declines in market price of both the foreign securities held by the International Value Series and the foreign currency in which those securities are denominated will be reflected in the net asset value of the International Value Series' and the DFA International Value Portfolio III's shares.


FOREIGN CURRENCIES AND RELATED TRANSACTIONS

     Investments of the International Value Series will be denominated in foreign currencies. Changes in the relative values of foreign currencies and the U.S. dollar, therefore, will affect the value of investments of that Series. The International Value Series may purchase foreign currency futures contracts and options in order to hedge against changes in the level of foreign currency exchange rates. Such contracts involve an agreement to purchase or sell a specific currency at a future date at a price set in the contract and enable the International Value Series to protect against losses resulting from adverse changes in the relationship between the U.S. dollar and foreign currencies occurring between the trade and settlement dates of Series securities transactions, but they also tend to limit the potential gains that might result from a positive change in such currency relationships. Gains and losses on futures contracts and options thereon depend on interest rates and other economic forces.

BORROWING

     The International Value Series and the Large Cap Value Series each has reserved the right to borrow amounts not exceeding 33% of its net assets for the purposes of making redemption payments. When advantageous opportunities to do so exist, a Series may also purchase securities when borrowings exceed 5% of the value of its net assets. Such purchases can be considered to be "leveraging" and, in such circumstances, the net asset value of the Series may increase or decrease at a greater rate than would be the case if the Series had not leveraged. The interest payable on the amount borrowed would increase the Series' expenses and, if the appreciation and income produced by the investments purchased when the Series has borrowed are less than the cost of borrowing, the investment performance of the Series will be reduced as a result of leveraging.

PORTFOLIO STRATEGIES

     The method employed by the Advisor to manage the International Value Series and the Large Cap Value Series differs from the process employed by many other investment advisors in that the Advisor will rely on fundamental analysis of the investment merits of securities to a limited extent to eliminate potential acquisitions rather than rely on this technique to select securities. Further, because securities generally will be held long-term and will not be eliminated based on short-term price fluctuations, the Advisor generally will not act upon general market movements or short-term price fluctuations of securities to as great an extent as many other investment advisors.

REPURCHASE AGREEMENTS

     In addition, each Series may invest in repurchase agreements. In the event of bankruptcy of the other party to a repurchase agreement, the Trust could experience delay in recovering the securities underlying such agreement. Management believes that this risk can be controlled through stringent security selection criteria and careful monitoring procedures.

FUTURES CONTRACTS AND OPTIONS ON FUTURES


     Each Series also may invest in futures contracts and options on futures. To the extent that a Series invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. These investments entail the risk that an imperfect correlation may exist between changes in the market value of the stocks owned by the Series and the prices of such futures contracts and options, and, at times, the market for such contracts and options might lack liquidity, thereby inhibiting a Series' ability to close a position in such investments. Gains or losses on investments in options and futures depend on the direction of securities prices, interest rates and other economic factors, and the loss from investing in futures contracts is potentially unlimited. A Series' investment in futures and options are subject to special tax rules that may affect the amount, timing and character of the income earned by such Series and the corresponding Portfolio's distributions to its shareholders. (These special rules are discussed in the statement of additional information.)

                             MANAGEMENT OF THE PORTFOLIOS

     The Advisor serves as investment advisor to each Series and, as such, is responsible for the management of their respective assets. Investment decisions for the Series are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides each Series with a trading department and selects brokers and dealers to effect securities transactions.

     Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.


     For the fiscal year ended November 30, 1997, (i) the Advisor received a fee for its advisory services to the Series equal to the following percentage of the average net assets of each Series and (ii) the total expenses of each Portfolio were the following percentages of its average net assets:

                                            Management Fee       Total Expenses

DFA International Value Portfolio III           0.20%                 0.38%
U.S. Large Cap Value Portfolio III              0.10%                 0.23%


     Each Portfolio and Series bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Series are so allocated and expenses which are not allocable to a particular Portfolio and its corresponding Series are borne by such Portfolio and Series on the basis of their relative net assets.

     The Advisor was organized in May, 1981, and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $26 billion. David G. Booth and Rex A. Sinquefield (directors and officers of both the Fund and the Advisor, trustees and officers of the Trust, and shareholders of the Advisor) may be deemed controlling persons of the Advisor.

     The Advisor has entered into a Consulting Services Agreement with Dimensional Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFA Australia"), respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to the International Value Series of the Trust. The Advisor owns 100% of the outstanding shares of DFAL and beneficially owns 100% of DFA Australia.

     The Board of Directors is responsible for establishing Portfolio policies and for overseeing the management of the Portfolios. Each of the Directors and officers of the Fund is also a Trustee and officer of the Trust. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolios and the Series. The statement of additional information relating to the Portfolios furnishes information about the Directors and officers of the Fund. (See "DIRECTORS AND OFFICERS" in the statement of additional information.)


ADMINISTRATIVE SERVICES

     The Fund has entered into an administration agreement with the Advisor on behalf of each Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio's custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders; furnishing information as the Board of Directors may require regarding the Series; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel.
 For its administrative services, the Portfolios each pay the Advisor a monthly fee equal to one-twelfth of .01% of their respective average net assets.

                   DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it will not be liable for federal income taxes to the extent that its net investment income and net realized capital gains are distributed. The policy of each Portfolio is to distribute substantially all of its net investment income in November and December of each year. Both Portfolios will distribute any realized net capital gains annually after the end of the Fund's fiscal year.


     Each Series intends to qualify as a regulated investment company under the Code. Special tax rules may apply in determining the income and gains that each Series earns on its investments. These rules may affect the amount of distributions that a Portfolio pays to its shareholders.

     Shareholders of the Portfolios will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date). Shareholders of the U.S. Large Cap Value Portfolio III, who do not own their shares under a 401(k) plan, may select one of the following options upon written notice to PFPC Inc., the transfer agent for each Portfolio:

     Income Option  -         to receive income dividends in cash and capital
                              gains distributions in additional shares at net asset value.

     Capital Gains Option  -  to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

     Cash Option  -           to receive both income dividends and capital gains
                              distributions in cash.


     Each Portfolio receives income in the form of income dividends paid by the corresponding Series. This income, less the expenses incurred in operations, is a Portfolio's net investment income from which income dividends are distributed as described above. A Portfolio also may receive capital gains distributions from the corresponding Series and may realize capital gains upon the redemption of the shares of the Series. Any net realized capital gains of a Portfolio will be distributed as described above. Dividends and distributions paid to a 401(k) plan accumulate free of federal income taxes.


     Whether paid in cash or additional shares and regardless of the length of time a Portfolio's shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. Dividends from net investment income of U.S. Large Cap Value Portfolio will generally qualify in part for the corporate dividends received deduction, but the portion of dividends so qualified depends on the aggregate qualifying dividend income received by the corresponding Series from domestic (U.S.) sources. It is anticipated that either none or only a small portion of the distributions made by the DFA International Value Portfolio III will qualify for the corporate dividends received deduction because of the corresponding Series' investment in foreign equity securities.


     For those investors subject to tax, if purchases of shares of the Portfolios are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolios.

     Dividends which are declared in November or December to shareholders of record in such month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by a Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.


     The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of a Portfolio for shares of another portfolio of the Fund. Any loss incurred on sale or exchange of a Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

     The International Value Series may be subject to foreign withholding taxes on income and gains from certain of its foreign securities. These taxes will, in turn, reduce the amount of distributions the International Value Portfolio III pays to its shareholders. If International Value Series purchases shares in certain foreign entities, called "passive foreign investment companies," the Series may be subject to U.S. federal income tax and a related interest charge on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Series to International Value Portfolio III.

     In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from a Portfolio to its shareholders and on gains arising on redemption or exchange of a Portfolio's shares.

     The Portfolios are required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.


     The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolios.

                                  PURCHASE OF SHARES

     Shares of the Portfolios are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Code and (ii) to clients of financial advisers.

     Provided that shares of the Portfolios are available under an employer's 401(k) plan, shares may be purchased by following the procedures adopted by the respective employer and approved by Fund management for making investments. Shares are available through the service agent designated under the employer's plan. Investors who are considering an investment in the Portfolios should contact their employer for details. The Fund does not impose a minimum purchase requirement, but investors should determine whether their employer's plan imposes a minimum transaction requirement.

     Investors who are clients of financial advisers should contact their financial adviser with respect to a proposed investment and then follow the procedures adopted by the financial adviser for making purchases. Shares that are purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions. Clients of financial advisers may also be subject to investment advisory fees under their own arrangements with their financial advisers.


     Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.


IN KIND PURCHASES

     If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by its corresponding Series or otherwise represented in the portfolios of the Series as described in this prospectus or in exchange for local currencies in which such securities of the International Value Series are denominated.
Securities and local currencies to be exchanged which are accepted by the Fund and Fund shares to be issued therefore will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the DFA International Value Portfolio III with local currencies should first contact the Advisor for wire instructions.


     The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Series corresponding to the Portfolio whose shares are to be issued and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the corresponding Series may not exceed 5% of the net assets of the Series immediately after the transaction. The Fund will accept such securities for investment and not for resale.


     A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor.


                                 VALUATION OF SHARES

     The net asset value per share of each Series is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Series. Securities held by a Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, the Series values such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust.

     Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by the International Value Series are determined as of such times for the purpose of computing the net asset value of the Series. If events which materially affect the value of the investments of the International Value Series occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at "fair value" as described above. The net asset value per share of the International Value Series is expressed in U.S. dollars by translating the net assets of the Series using the bid price for the dollar as quoted by generally recognized reliable sources.

     The net asset value of each Portfolio is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio. The value of each Portfolio's shares will fluctuate in relation to the investment experience of the corresponding Series.


     Provided that a financial adviser or service agent designated under a 401(k) plan has received the investor's investment instructions in good order and a Portfolio's custodian has received the investor's payment, shares of the Portfolio selected will be priced at the net asset value calculated next after receipt of the order by PFPC Inc., the transfer agent for the Portfolios. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.


     Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value, without imposition of a fee that would be used to reimburse a Portfolio for such cost ("reimbursement fee"). Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios and their corresponding Series. Any such charges will be described in the prospectus.

                                     DISTRIBUTION

     The Fund acts as distributor of the Portfolios' shares. It has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of DFA, pursuant to which DFA Securities Inc. is responsible for supervising the sale of the Portfolios' shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.

                                  EXCHANGE OF SHARES

     An investor who is a client of a financial adviser may exchange shares of one Portfolio for those of another Portfolio described in this prospectus or a portfolio of DFA Investment Dimensions Group Inc., an open-end, management investment company ("DFAIDG"), by first contacting its financial adviser and completing the documentation required by the financial adviser. Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. In addition, exchanges are not accepted into or from the DFA International Value Portfolio III. Investors should contact their financial advisor for a list of those portfolios of DFAIDG that accept exchanges.

     In the case of an investor who has invested through an employer's 401(k) plan, investors may exchange shares of other Fund portfolios that are offered through the plan by completing the necessary documentation as required by the service agent designated under the employer's plan and the Advisor. Please contact the service agent of your plan for further information.



     The minimum amount for an exchange is $100,000. The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund or DFAIDG , the exchange privilege may be terminated and any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange;
(ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio and of the portfolio of DFAIDG involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio.



     With respect to shares held by clients of financial advisers, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received an Exchange Form in good order, plus any applicable reimbursement fee on purchases by exchange. "Good order" means a completed Exchange Form specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by a commercial bank, trust company or member of a recognized stock exchange. Exchanges will be accepted only if the registrations of the two accounts are identical, stock certificates have not been issued and the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor's state of residence.



     With respect to shares held under a 401(k) plan, the redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the plan's service agent has received appropriate instructions in the form required by such service agent plus any applicable reimbursement fee on purchases by exchange, and provided that such service agent has provided proper documentation to the Advisor.



     There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, or waive the minimum amount requirement as deemed necessary, at any time.


                                 REDEMPTION OF SHARES


     An investor who desires to redeem shares of a Portfolio must furnish a redemption request to its financial adviser or to the service agent designated under a 401(k) plan in the form required by such financial adviser or service agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by PFPC Inc.


     Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.


     With respect to each Portfolio, the Fund reserves the right to redeem a shareholder's account if the value of the shares in a specific account is $500 or less, whether because of redemptions, a decline in the Portfolio's net asset value per share or any other reason. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Fund in order to bring the value of the shares in the account for a specific
Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.



     When in the best interest of a Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Series in lieu of cash in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The International Value Series reserves the right to redeem its shares in the currencies in which its investments are denominated. Investors may incur charges in converting such currencies to dollars and the value of currencies may be affected by currency exchange fluctuations.


                                 GENERAL INFORMATION


     The Portfolios and the Series may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Fund's annual report to shareholders of the Portfolios for the fiscal year ended November 30, 1997, contains additional performance information. A copy of the annual report is available upon request and without charge.


     The Fund was incorporated under Maryland law on March 19, 1990. The shares of each Portfolio, when issued and paid for in accordance with this prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

      The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of a Portfolio in a Series at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

     Whenever a Portfolio, as an investor in its corresponding Series, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio's shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio's shares in the Series in accordance with the voting instructions received from the Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.


     As of January 30, 1998, the following person(s) owned more than 25% of the voting securities of the following Portfolios:


                        DFA INTERNATIONAL VALUE PORTFOLIO III

          Charles Schwab & Co. Inc.-ALL REIN*                 100%
          101 Montgomery Street
          San Francisco, CA 94104

                          U.S. LARGE CAP VALUE PORTFOLIO III


          Charles Schwab & Co. Inc.-CAP REIN*               53.95%
          101 Montgomery Street
          San Francisco, CA 94104

          Charles Schwab & Co. Inc.-ALL REIN*               45.99%
          101 Montgomery Street
          San Francisco, CA 94104

          *Owner of record only

     Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this prospectus.

DIMENSIONAL INVESTMENT GROUP INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

INVESTMENT ADVISOR
DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

CUSTODIAN
PNC BANK, N.A.
200 Stevens Drive, Airport Business Center
Lester, PA  19113


ACCOUNTING SERVICES, DIVIDEND DISBURSING AND TRANSFER AGENT
PFPC INC.
400 Bellevue Parkway
Wilmington, DE  19809


LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
19th and Market Streets
Philadelphia, PA  19103

                        DFA INTERNATIONAL VALUE PORTFOLIO III
                         U.S. LARGE CAP VALUE PORTFOLIO III


                         DIMENSIONAL INVESTMENT GROUP INC.

           1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA  90401
                             TELEPHONE:  (310) 395-8005

                        STATEMENT OF ADDITIONAL INFORMATION


                                   MARCH 3, 1998




     This statement of additional information is not a prospectus but should be read in conjunction with the prospectus of DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III (individually, a "Portfolio" and collectively, the "Portfolios") of Dimensional Investment Group Inc. (the "Fund"), dated March 3, 1998, as amended from time to time, which can be obtained from the Fund by writing to the Fund at the above address or by calling the above telephone number.


                                  TABLE OF CONTENTS


                                                                            PAGE
INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . . .   2

BROKERAGE TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .   2

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .   4

FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   6

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS . . . . . . . . . . . . . . . . .   6

DIRECTORS AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . . . .   7

ADMINISTRATIVE SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .   9

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11

CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . . . .  11

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .  13

                          INVESTMENT OBJECTIVE AND POLICIES

     The following information supplements the information set forth in the prospectus under the captions "DFA INTERNATIONAL VALUE PORTFOLIO III-INVESTMENT OBJECTIVE AND POLICIES" and "U.S. LARGE CAP VALUE PORTFOLIO III-INVESTMENT OBJECTIVE AND POLICIES" and applies to the DFA International Value Series (the "International Value Series") and the DFA U.S. Large Cap Value Series (the "Large Cap Value Series" and, together with the International Value Series, the "Series") of The DFA Investment Trust Company (the "Trust").


     Because the structure of the International Value Series and the Large Cap Value Series is based on the relative market capitalizations of eligible holdings, it is possible that the Series might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Fund and the issuer would be deemed "affiliated persons" under the Investment Company Act of 1940 (the "1940 Act") and certain requirements of the 1940 Act regulating dealings between affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Series and the anticipated amount of the Series' assets intended to be invested in such securities, management does not anticipate that a Series will include as much as 5% of the voting securities of any issuer.


     The International Value Series may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates.
While providing a fixed-income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a non-convertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the International Value Series may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by the International Value Series upon conversion of a convertible debenture will generally be held for so long as the Advisor anticipates such stock will provide the International Value Series with opportunities which are consistent with its investment objective and policies.


                                BROKERAGE TRANSACTIONS


     The following table depicts brokerage commissions paid by the Portfolios' corresponding Series.



                               BROKERAGE COMMISSIONS
                 FISCAL YEARS ENDED NOVEMBER 30, 1997, 1996 AND 1995



                                 1997           1996          1995
                                 ----           ----          ----
International Value Series    $1,133,787     $1,251,242     $542,306
Large Cap Value Series           929,005        934,452      410,503

     The substantial increases or decreases in the amount of brokerage commissions paid by the International Value Series from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the International Value Series.



     Portfolio transactions of each Series will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Series to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Series to their brokers to ascertain that they are competitive with those charged by other brokers for similar services.


     Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of each Series permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to assets under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Series.


     During fiscal year 1997, the Series paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Series as follows:



                                       VALUE OF             BROKERAGE
                                SECURITIES TRANSACTIONS    COMMISSIONS
                                -----------------------    -----------
International Value Series            $ 4,623,558            $ 13,922
Large Cap Value Series                 78,961,638             122,527
Total


     The over-the-counter market ("OTC") companies eligible for purchase by the Large Cap Value Series are thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, Instinet and with dealers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

     The Advisor places buy and sell orders on Instinet when the Advisor determines that the securities may not be available from other sources at a more favorable price. Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade a Series, by trading through Instinet, would pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Series can effect transactions at the best available prices.


     Neither Portfolio will incur any brokerage or other costs in connection with its purchase or redemption of shares of its corresponding Series, except if a Portfolio receives securities or currencies from the corresponding Series to satisfy the Portfolio's redemption request.


                                INVESTMENT LIMITATIONS

     Each of the Portfolios has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitation of each Series is the same as the corresponding Portfolio.

     The Portfolios will not:

     (1) invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

     (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

     (3) as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result of more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

     (4) purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (5) borrow, except from banks as a temporary measure for extraordinary or emergency purposes and, then, in no event, in excess of 33% of a Portfolio's net assets, or pledge more than 33% of such assets to secure such loans;

     (6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

     (7) invest more than 15% of the value of the Portfolio's total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

     (8) engage in the business of underwriting securities issued by others;

     (9) invest for the purpose of exercising control over management of any company;

     (10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

     (11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

     (12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry;

     (13) write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

     (14) purchase warrants, except that the Portfolios may acquire warrants as a result of corporate actions involving their holdings of equity securities;


     (15) purchase securities on margin or sell short;


     (16) acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the U.S. Large Cap Value Portfolio III; or


     (17) issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.



     The investment limitations described in (3), (7), (9), (10), (11), (12) and (16) above do not prohibit each Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Series.


     The investment limitations described in (1) and (15) above do not prohibit each Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

     Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Portfolios will only hold shares of a corresponding Series, the Portfolios do not intend to lend those shares.

     Pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"), the Series may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.




     The International Value Series may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While the Series have retained authority to buy and sell financial futures contracts and options thereon, they have no present intention to do so.


     Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, "total assets" refers to the assets that the Series owns, and does not include assets which the Series does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Series will exclude from its total assets those assets which represent collateral received by the Series for its securities lending transactions.


     Unless otherwise indicated, all limitations applicable to the Portfolios' and Series' investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of a Portfolio's or Series' assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's or Series' total assets will not require a Portfolio or Series to dispose of an investment until the Advisor determines that it is practicable to sell or close out the investment without undue market or tax consequences.

                                  FUTURES CONTRACTS

     The International Value Series and the Large Cap Value Series each may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. A Series will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to a Series. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Series expect to earn income on their margin deposits. To the extent that a Series invests in futures contracts and options thereon for other than bona fide hedging purposes, no Series will enter into such transaction if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the "Commission"), the Series may be required to maintain segregated accounts consisting of liquid assets such as cash, U.S. government securities, or other high grade debt obligations (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.


     Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Series would continue to be required to continue to make variation margin deposits. In such circumstances, if a Series has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.


                      FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

     Except for transactions a Series has identified as hedging transactions, the Series is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by a Series may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.


     In order for a Series to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities and other income derived with respect to the Series' business of investing in securities. It is anticipated that any net gain realized from closing futures contracts will be considered gain from the sale of securities and, therefore, constitute qualifying income for purposes of the 90% requirement. The Series will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Series' fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Series' other investments.


                                DIRECTORS AND OFFICERS

     The names, addresses and dates of birth of the directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.

DIRECTORS

     David G. Booth, Director*, (12/2/46), President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director, of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc. (registered investment company) and Dimensional Emerging Markets Fund Inc. (registered investment company). Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company (registered investment company). Chairman and Director, Dimensional Fund Advisors Ltd.

     George M. Constantinides, (9/22/47), Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc.

     John P. Gould, (1/19/39), Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company and First Prairie Funds (registered investment companies). Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Harbor Investment Advisors. Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting).

     Roger G. Ibbotson, (5/27/43), Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman and President, Ibbotson Associates, Inc. (software, data, publishing and consulting).


     Merton H. Miller, (5/16/23), Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor Emeritus, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Public Director, Chicago Mercantile Exchange.

     Myron S. Scholes, (7/1/42), Director, Greenwich, CT. Limited Partner, Long-Term Capital Management L.P. (money manager). Frank E. Buck Professor Emeritus of Finance, Graduate School of Business and Professor of Law, Law School, Senior Research Fellow, Hoover Institution, (all) Stanford University. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Benham Capital Management Group of Investment Companies and Smith Breeden Group of Investment Companies.

     Rex A. Sinquefield, (9/7/44), Director*, Chairman-Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company.
Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.

*Interested Director of the Fund.

OFFICERS

     Each of the officers listed below hold the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Fund Inc.

     Arthur Barlow, (11/7/55), Vice President, Santa Monica, CA.

     Truman Clark, (4/18/41), Vice President, Santa Monica, CA. Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.

     Maureen Connors, (11/17/36), Vice President and Assistant Secretary, Santa Monica, CA.

     Robert Deere, (10/8/57), Vice President, Santa Monica, CA.

     Irene R. Diamant, (7/16/50), Vice President and Secretary (for all entities other than Dimensional Fund Advisers Ltd.), Santa Monica, CA.

     Richard Eustice, (8/5/65), Vice President and Assistant Secretary, Santa Monica, CA.

     Eugene Fama, Jr., (1/21/61), Vice President, Santa Monica, CA.

     Kamyab Hashemi-Nejad, (1/22/61), Vice President, Controller and Assistant Treasurer, Santa Monica, CA.

     Stephen P. Manus, (12/26/50), Vice President, Santa Monica, CA. Managing Director, ANB Investment Management and Trust Company from 1985-1993; President, ANB Investment Management and Trust Company from 1993-1997.

     Karen McGinley, (3/10/66), Vice President, Santa Monica, CA.

     Catherine L. Newell, (5/7/64), Vice President and Assistant Secretary (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA. Associate, Morrison & Foerster, LLP from 1989 to 1996.

     David Plecha, (10/26/61), Vice President, Santa Monica, CA.

     George Sands, (2/8/56), Vice President, Santa Monica, CA.

     Michael T. Scardina, (10/12/55), Vice President, Chief Financial Officer and Treasurer, Santa Monica, CA.

     Jeanne C. Sinquefield, Ph.D., (12/2/46), Executive Vice President, Santa Monica, CA.

     Scott Thornton, (3/1/63), Vice President, Santa Monica, CA.

     Weston Wellington, (3/1/51), Vice President, Santa Monica, CA. Director of Research, LPL Financial Services, Inc., Boston, MA from 1987 to 1994.

     Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

     Directors and officers as a group own less than 1% of each Portfolio's outstanding stock.

     Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 1997, and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

                                    Aggregate          Total Compensation from
                                  Compensation                  Fund
Director                            from Fund             and Fund Complex
--------                          ------------         -----------------------

George M. Constantinides             $5,000                    $30,000
John P. Gould                        $5,000                    $30,000
Roger G. Ibbotson                    $5,000                    $30,000
Merton H. Miller                     $5,000                    $30,000
Myron S. Scholes                     $5,000                    $30,000

                               ADMINISTRATIVE SERVICES

     PFPC Inc. ("PFPC") serves as the accounting services, dividend disbursing and transfer agent for the Portfolios and the Series. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the net asset value of the shares, preparation of reports, liaison with the Portfolios' and the Series' custodians, and transfer and dividend disbursing agency services.
 For its services, each Portfolio pays PFPC a monthly fee of $1,000.

                                  OTHER INFORMATION

     For the services it provides as investment advisor to each Series, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Series. For the fiscal years ended November 30, 1997, 1996 and 1995, the Series paid advisory fees as set forth in the following table:

                                           1997            1996          1995

International Value Series*             $ 2,997,000    $ 2,124,000    $ 937,000
Large Cap Value Series*                 $ 1,255,000    $   699,000    $ 306,000


--------------------
* The Series has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Series to the Advisor.

     The Fund was known as DFA U.S. Large Cap Inc. from February, 1992, until the Fund amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Fund's Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc.


     PNC Bank, N.A. serves as the custodian for DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and the Large Cap Value Series. Citibank, N.A. ("Citibank"), 111 Wall Street, New York, New York 10005, will succeed Boston Safe Deposit and Trust Company ("Boston Safe"), Princess House, 1 Suffolk Lane, London EC4R OAN, England, as the global custodian for the International Value Series. It is expected that the conversion from Boston Safe to Citibank will be accomplished by May 1, 1998. The custodians maintain a separate account or accounts for the Portfolios and Series; receive, hold and release portfolio securities on account of the Portfolios and Series; make receipts and disbursements of money on behalf of the Portfolios and Series; and collect and receive income and other payments and distributions on account of the Portfolios' and Series' portfolio securities.


     Coopers & Lybrand L.L.P., the Fund's independent accountants, audits the Funds' financial statements on an annual basis.

                                  PURCHASE OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."


     The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") is open for business, regardless of whether the Federal Reserve

System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

     The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.


                                 REDEMPTION OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."


     The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and
(3) for such other periods as the Commission may permit.


                           PRINCIPAL HOLDERS OF SECURITIES

     As of January 30, 1998, the following person(s) beneficially owned 5% or more of the outstanding stock of the Portfolios, as set forth below:

                        DFA INTERNATIONAL VALUE PORTFOLIO III

          Charles Schwab & Co. Inc.-ALL REIN*                         100%
          101 Montgomery Street
          San Francisco, CA 94104

                          U.S. LARGE CAP VALUE PORTFOLIO III

          Charles Schwab & Co. Inc.-CAP REIN*                             53.95%
          101 Montgomery Street
          San Francisco, CA 94104

          Charles Schwab & Co. Inc.-ALL REIN*                             45.99%
          101 Montgomery Street
          San Francisco, CA 94104



* Owner of record only.


                           CALCULATION OF PERFORMANCE DATA

     Following are quotations of the annualized percentage total returns for DFA International Value Portfolio III and U.S. Large Cap Value Portfolio III for the one-, five-, and ten-year periods ended November 30, 1997 (as applicable) using the standardized method of calculation required by the Commission.

                                         One Year    Five Years     Ten Years
                                                      (33 mos.)
DFA International Value Portfolio III     -3.83%       7.67%          n/a
                                                      (33 mos.)
U.S. Large Cap Value Portfolio III        25.29%      27.51%          n/a


     For purposes of calculating the performance of the Portfolios, the performance of each Portfolio's corresponding Series will be utilized for the period prior to when each Portfolio commenced operations and, if applicable, restated to reflect a Portfolio's fees and expenses. As the following formula indicates, each Portfolio and Series determines its average annual total return by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the Commission's formula:

P(1 + T)n  = ERV

where:

     P   =     a hypothetical initial payment of $1,000

     T   =     average annual total return

     n   =     number of years

     ERV ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).


     In addition to the standardized method of calculating performance required by the Commission, the Portfolios and Series may disseminate other performance data and may advertise total return performance calculated on a monthly basis.

     The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio's investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

                                 FINANCIAL STATEMENTS

     The audited financial statements of each Portfolio for the Fund's fiscal year ended November 30, 1997, as set forth in the Fund's annual report to shareholders of the Portfolios, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.

     The audited financial statements of the Series for the Trust's fiscal year ended November 30, 1997, as set forth in the Trust's annual report to shareholders, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.

     A shareholder may obtain a copy of the reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this statement of additional information.

                                     PROSPECTUS

                                   MARCH 3, 1998

                       U.S. LARGE  CAP  VALUE  PORTFOLIO  II
                                 _________________


     This prospectus describes U.S. LARGE CAP VALUE PORTFOLIO II (the "Portfolio"), a series of shares issued by Dimensional Investment Group Inc. (the "Fund"), 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401,
(310) 395-8005. The Portfolio is an open-end, management investment company whose shares are offered, without a sales charge, to 401(k) defined contribution plans and clients, customers or members of certain institutions. The Fund issues thirteen series of shares, each of which represents a separate class of the Fund's common stock, having its own investment objective and policies. The Fund has not established a minimum initial purchase requirement for the Portfolio.


     THE INVESTMENT OBJECTIVE OF THE PORTFOLIO IS TO ACHIEVE LONG-TERM CAPITAL APPRECIATION. THE PORTFOLIO, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE SHARES OF THE U.S. LARGE CAP VALUE SERIES (THE "SERIES") OF THE DFA INVESTMENT TRUST COMPANY (THE "TRUST"). THE SERIES IS AN OPEN-END, MANAGEMENT INVESTMENT COMPANY THAT HAS THE SAME INVESTMENT OBJECTIVE, POLICIES AND LIMITATIONS AS THE PORTFOLIO. THE INVESTMENT EXPERIENCE OF THE PORTFOLIO WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF THE SERIES. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "THE PORTFOLIO."


     This prospectus sets forth information about the Portfolio that prospective investors should know before investing and should be read carefully and retained for future reference. A statement of additional information about the Portfolio, dated March 3, 1998, as amended from time to time, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.

                                  _________________


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS

                                                                            PAGE
HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   1

CONDENSED FINANCIAL INFORMATION  . . . . . . . . . . . . . . . . . . . . .   3

THE PORTFOLIO  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   5

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . .   6
     Portfolio Characteristics and Policies. . . . . . . . . . . . . . . .   6
     Portfolio Structure . . . . . . . . . . . . . . . . . . . . . . . . .   6
     Portfolio Transactions. . . . . . . . . . . . . . . . . . . . . . . .   7

SECURITIES LOANS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7

RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7
     Borrowing . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7
     Portfolio Strategies. . . . . . . . . . . . . . . . . . . . . . . . .   8
     Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . .   8
     Futures Contracts and Options on Futures. . . . . . . . . . . . . . .   8

MANAGEMENT OF THE PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . .   8
     Administrative Services . . . . . . . . . . . . . . . . . . . . . . .   9

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES . . . . . . . . . . . . .   9

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .  10

VALUATION OF SHARES  . . . . . . . . . . . . . . . . . . . . . . . . . . .  11

DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11

EXCHANGE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .  11

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . .  12

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . .  12

                                     HIGHLIGHTS


                                                                            PAGE
INVESTMENT OBJECTIVE                                                         6

     The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio will invest all of its assets in the Series, which in turn will invest in the common stocks of U.S. companies that are value stocks, primarily because they have a high book value in relation to their market value. The Series will purchase common stocks of companies whose market capitalizations equal or exceed that of a company having the median market capitalization of companies whose shares are listed on the New York Stock Exchange (the "NYSE"). The investment objective of the Portfolio is a fundamental policy and may not be changed without the affirmative vote of a majority of its outstanding securities. (See "INVESTMENT OBJECTIVE AND POLICIES.")

                                                                            PAGE
RISK FACTORS                                                                  7

     The Portfolio (indirectly through its investment in the Series) may invest in futures contracts and options thereon. Similarly, the Portfolio is also authorized to invest in repurchase agreements. Those policies and the policy of the Portfolio to invest in the shares of the Series involve certain risks. (See "RISK FACTORS.")

                                                                            PAGE
MANAGEMENT AND ADMINISTRATIVE SERVICES                                        8

     Dimensional Fund Advisors Inc. (the "Advisor" or "DFA") provides the Portfolio with administrative services and also serves as investment advisor to the Series. The Fund contracts with Shareholder Services Agents to provide certain recordkeeping and other services for the benefit of the Portfolio's shareholders. (See "MANAGEMENT OF THE PORTFOLIO.")


                                                                            PAGE
DIVIDEND POLICY                                                               9

     After the end of the Portfolio's fiscal year in November, the Portfolio distributes dividends from its net investment income and any realized net capital gains annually in December. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")



                                                                            PAGE
PURCHASE, VALUATION AND REDEMPTION OF SHARES                                 10

     The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the NYSE on each day that the NYSE is open for business. The value of the Portfolio's shares will fluctuate in relation to the investment experience of the Series. The redemption price of a share of the Portfolio is equal to its net asset value. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

SHAREHOLDER TRANSACTION EXPENSES

          None*

     The expenses in the expense table below are based on those incurred by the Portfolio and the Series for the fiscal year ended November 30, 1997.


ANNUAL FUND OPERATING EXPENSES**
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

          Management Fee                     0.10%
          Administration Fee                 0.01%
          Other Expenses                     0.34%
          Total Operating Expenses           0.45%***

 * Shares of the Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

** The "Management Fee" is payable by the Series and the "Administration Fee" is payable by the Portfolio. The amount set forth in "Other Expenses" represents the aggregate amount that is payable by both the Series and the Portfolio. "Other Expenses" include a fee paid to the Shareholder Services Agent of each employer plan or institution at the annual rate of .10% of the aggregate daily value of all shares of the Portfolio that are held in an account maintained by such Shareholder Services Agent, paid on a monthly basis. (See "Administrative Services.")

*** Beginning on July 1, 1996, the Advisor agreed to waive its administration fee with respect to the Portfolio and, to the extent that such waiver is insufficient, to assume expenses of the Portfolio to the extent necessary to keep the cumulative annual expenses to not more than .75% of the average net assets of the Portfolio on an annualized basis. The Advisor did not need to waive any of its fees for the fiscal year ended November 30, 1997. For purposes of this waiver and assumption, annualized expenses are those expenses incurred in any period commencing on or after July 1, 1996, consisting of twelve consecutive months. The Advisor retains the right in its sole discretion to modify or eliminate the waiver of a portion of its fees and the assumption of expenses of the Portfolio in the future. If the Advisor modifies or eliminates the fee waiver or assumption, such change will be set forth in the prospectus.


EXAMPLE

     You would pay the following transaction and annual operating expenses on a $1,000 investment in the Portfolio, assuming a 5% annual return over each of the following time periods and redemption at the end of each time period:

               1 Year         3 Years       5 Years        10 Years
               ------         -------       -------        --------
                 $5             $14           $25             $57

     The purpose of the above fee table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolio will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

     The table summarizes the aggregate estimated annual operating expenses of both the Portfolio and the Series. (See "MANAGEMENT OF THE PORTFOLIO.") The Board of Directors of the Fund has considered whether such expenses will be more or less than they would be if the Portfolio were to invest directly in the securities held by the Series. The aggregate amount of expenses for the Portfolio and the Series may be greater than it would be if the Portfolio were to invest directly in the securities held by the Series. However, the total expense ratio for the Portfolio and the Series is expected to be less over time than such ratio would be if the Portfolio were to invest directly in the underlying securities. This is because this arrangement enables institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Series, including the Portfolio, will pay its proportionate share of the expenses of the Series.



                           CONDENSED FINANCIAL INFORMATION


     The following financial highlights are part of the financial statements of the Portfolio. The information for each of the past fiscal years has been audited by independent accountants. The financial statements, related notes and the report of the independent accountants covering such financial information and financial highlights for the Fund's most recent fiscal year ended November 30, 1997, are incorporated by reference into the statement of additional information from the Fund's annual report to shareholders for the year ended November 30, 1997. Further information about the Portfolio's performance is contained in the Fund's annual report to shareholders of the Portfolio for the year ended November 30, 1997. A copy of the annual report may be obtained from the Fund upon request at no charge.

                            FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                               YEAR          YEAR         YEAR          AUG. 3,
                                                                               ENDED         ENDED        ENDED           TO
                                                                              NOV. 30,      NOV. 30,     NOV. 30,       NOV. 30,
                                                                               1997          1996         1995           1994
                                                                              -------       -------       -------       --------
Net Asset Value, Beginning of Period  . . . . . . . . . . . . . . . . . .     $ 15.43       $ 12.72       $  9.48       $ 10.00
                                                                              -------       -------        ------       -------

Income from Investment Operations

   Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . .       0.24          0.20          0.17          0.11

   Net Gains (Losses) on Securities (Realized and Unrealized)  . . . . . .       3.50          2.54          3.40         (0.52)
                                                                              -------       -------        ------       -------

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . .       3.74          2.74          3.57         (0.41)
                                                                              -------       -------        ------       -------

Less Distributions

   Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . .      (0.20)        (0.03)        (0.17)        (0.11)

   Net Realized Gains  . . . . . . . . . . . . . . . . . . . . . . . . . .      (0.25)           --         (0.16)           --
                                                                              -------       -------        ------       -------

     Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . .      (0.45)        (0.03)        (0.33)        (0.11)
                                                                              -------       -------        ------       -------

Net Asset Value, End of Period  . . . . . . . . . . . . . . . . . . . . .     $ 18.72        $15.43       $ 12.72      $   9.48
                                                                              -------       -------        ------       -------

Total Return  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       24.98%        21.59%        37.76%        (4.14)%#

Net Assets, End of Period (thousands) . . . . . . . . . . . . . . . . . .     $50,369       $26,079       $ 7,110      $  1,285

Ratio of Expenses to Average Net Assets (1) . . . . . . . . . . . . . . .        0.45%         0.82%         0.96%(a)      0.96%*(a)

Ratio of Net Investment Income to Average Net Assets  . . . . . . . . . .        1.62%         1.80%         2.37%(a)      5.39%*(a)

Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . .         N/A           N/A           N/A           N/A


Average Commission Rate . . . . . . . . . . . . . . . . . . . . . . . . .         N/A           N/A           N/A           N/A

Portfolio Turnover Rate of Master Fund Series . . . . . . . . . . . . . .       17.71%        20.12%        29.41%        39.33%(b)
                                                                              -------       -------        ------       -------


Average Commission Rate of Master Fund Series (2) . . . . . . . . . . . .     $0.0494       $0.0499           N/A           N/A
                                                                              -------       -------        ------       -------

________________



*Annualized
#Non-Annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(a) Had certain waivers and assumptions of expenses not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1995 and 1994 would have been 2.35% and 8.45%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1995 and 1994 would have been 0.98% and (2.10)%, respectively.
(2) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.
(b)  Master Fund Series Turnover calculated for the year ended November 30,
     1994.

                                  THE PORTFOLIO

     The Portfolio, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in the Series, an open-end, management investment company registered under the Investment Company Act of 1940 ("1940 Act"), having the same investment objective as the Portfolio. The investment objective of the Portfolio may not be changed without the affirmative vote of a majority of its outstanding shares and the investment objective of the Series may not be changed without the affirmative vote of a majority of its outstanding shares. Shareholders of the Portfolio will receive written notice thirty days prior to any change in the investment objective of the Series.

     This prospectus describes the investment objective, policies and restrictions of the Portfolio and the Series. (See "INVESTMENT OBJECTIVE AND POLICIES.") In addition, an investor should read "MANAGEMENT OF THE PORTFOLIO" for a description of the management and other expenses associated with the Portfolio's investment in the Series. Other institutional investors, including other mutual funds, may invest in the Series, and the expenses of such other investors and, correspondingly, their returns may differ from those of the Portfolio. Please contact the Trust at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Series other than through the Portfolio.

     The shares of the Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. For example, the Series might be able to place larger block trades at more advantageous prices and to participate in securities transactions of larger denominations, thereby reducing the relative amount of certain transaction costs in relation to the total size of the transaction. Investment in the Series by other institutional investors offers potential benefits to the Series and, through its investment in the Series, also to the Portfolio. However, such economies and expense reductions might not be achieved and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in the Series, the remaining investors in the Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Series than the Portfolio could have effective voting control over the operation of the Series.

     Further, if the Series changes its investment objective in a manner which is inconsistent with the investment objective of the Portfolio and the shareholders of the Portfolio fail to approve a similar change in the investment objective of the Portfolio, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Portfolio of its investment in the Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover a distribution in kind by the Series may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio's shareholders as described in "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" below.

     Finally, the Portfolio's investment in the shares of a registered investment company such as the Series is relatively new and results in certain operational and other complexities. However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the Series invests.

                          INVESTMENT OBJECTIVE AND POLICIES

PORTFOLIO CHARACTERISTICS AND POLICIES

     The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in the Series, which has the same investment objective and policies as the Portfolio. The Series seeks to achieve its objective by investing in the common stocks of large U.S. companies which the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). Generally, a company's shares will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies with the highest positive book to market ratios whose shares are listed on the NYSE and, except as described below, will be considered eligible for investment. In measuring value, the Advisor may consider additional factors such as cash flow, economic conditions and developments in the issuer's industry. A company will be considered "large" if its market capitalization (i.e., the market price of its common stock multiplied by the number of outstanding shares) equals or exceeds that of the company having the median market capitalization of companies whose shares are listed on the NYSE.

PORTFOLIO STRUCTURE

     The Series will operate as a diversified investment company. Further, the Series will not invest more than 25% of its total assets in securities of companies in a single industry. Ordinarily, at least 80% of the assets of the Series will be invested in a broad and diverse group of readily marketable common stocks of large U.S. companies with high book to market ratios, as described above. The Series may invest a portion of its assets, ordinarily not more than 20%, in high quality, highly liquid fixed income securities, such as money market instruments, and short-term repurchase agreements. The Series may invest in futures contracts and options on futures contracts. To the extent that the Series invests in futures contracts for other than bona fide hedging purposes, it will not purchase futures contracts if more than 5% of the Series' total assets are then invested as initial margin deposits on such contracts or options. The Series will purchase securities that are listed on the principal U.S. national securities exchanges and traded over-the-counter.


     The Series will be structured on a market capitalization basis, generally by basing the amount of each security purchased on the issuer's relative market capitalization, with a view to creating in the Series a reasonable reflection of the relative market capitalizations of its portfolio companies. However, the Advisor may exclude the securities of a company that otherwise meets the applicable criteria described above if the Advisor determines, in its best judgment, that other conditions exist that make the inclusion of such security inappropriate.

     Deviation from strict market capitalization weighting will also occur because the Series intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Series may be reduced, from time to time, from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the Series' assets may be invested in interest-bearing obligations, as described above, for this purpose, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the Series' investment objective. The Series may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Series.

     Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the Series take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On not less than a semi-annual basis, the Advisor will prepare a current list of large U.S. companies with high book to market ratios whose stock is eligible for investment. Only common stocks whose market capitalizations are not less than the maximum on such list will be purchased by the Series. Additional investments will not be made in securities which have depreciated in value to such an extent that they are not then considered by the Advisor to be large companies. This may result in further deviation from market capitalization weighting and such deviation could be substantial if a significant amount of the Series' holdings decrease in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale.

     It is management's belief that the value stocks of large U.S. companies offer, over a long term, a prudent opportunity for capital appreciation but, at the same time, selecting a limited number of such issues for inclusion in the Series involves greater risk than including a large number of them. The Advisor does not anticipate that a significant number of securities which meet the market capitalization criteria will be selectively excluded from the Series.

     The Series does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Series do pay dividends. It is anticipated, therefore, that the Series will receive dividend income.

PORTFOLIO TRANSACTIONS

     The Series does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. As described under "Portfolio Structure," investments will be made in virtually all eligible securities on a market capitalization weighted basis.

     Generally, securities will be purchased with the expectation that they will be held for longer than one year. The Series may sell portfolio securities when the issuer's market capitalization falls substantially below that of the issuer with the minimum market capitalization which is then eligible for purchase by the Series. However, securities may be sold at any time when, in the Advisor's judgment, circumstances warrant their sale. The annual portfolio turnover rates of the Series for the fiscal years ended November 30, 1996 and 1997, respectively, were 20.12% and 17.71%.


     In addition, the Series may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Series.

                                   SECURITIES LOANS

     The Series is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Series may earn additional income from lending securities, such activity is incidental to the Series' investment objective. The value of securities loaned may not exceed 331/3% of the value of the Series' total assets. In connection with such loans, the Series will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. The Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of the Series, it will not do so.

                                     RISK FACTORS

BORROWING

     The Series has reserved the right to borrow amounts not exceeding 33% of its net assets for the purposes of making redemption payments. When advantageous opportunities to do so exist, the Series may also purchase securities when borrowings exceed 5% of the value of its net assets. Such purchases can be considered to be "leveraging," and, in such circumstances, the net asset value of the Series may increase or decrease at a greater rate than would be the case if the Series had not leveraged. The interest payable on the amount borrowed would increase the Series' expenses and, if the appreciation and income produced by the investments purchased when the Series has borrowed are less than the cost of borrowing, the investment performance of the Series will be reduced as a result of leveraging.

PORTFOLIO STRATEGIES

     The method employed by the Advisor to manage the Series differs from the process employed by many other investment advisors in that the Advisor will rely on fundamental analysis of the investment merits of securities to a limited extent to eliminate potential acquisitions rather than rely on this technique to select securities. Further, because securities generally will be held long-term and will not be eliminated based on short-term price fluctuations, the Advisor generally will not act upon general market movements or short-term price fluctuations of securities to as great an extent as many other investment advisors.

REPURCHASE AGREEMENTS

     In addition, the Series may invest in repurchase agreements. In the event of bankruptcy of the other party to a repurchase agreement, the Trust could experience delay in recovering securities underlying such agreement. Management believes that the risks associated with repurchase agreements can be controlled through stringent security selection criteria and careful monitoring procedures.

FUTURES CONTRACTS AND OPTIONS ON FUTURES

     The Series also may invest in futures contracts and options on futures. To the extent that the Series invests in futures contracts and options thereon for other than bona fide hedging purposes, the Series will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. These investments entail the risk that an imperfect correlation may exist between changes in the market value of the stocks owned by the Series and the prices of such futures contracts and options, and, at times, the market for such contracts and options might lack liquidity, thereby inhibiting a Series' ability to close a position in such investments. Gains or losses on investments in options and futures depend on the direction of securities prices, interest rates and other economic factors, and the loss from investing in futures contracts is potentially unlimited. The Series' investment in futures and options are subject to special tax rules that may affect the amount, timing and character of the income earned by the Series and the Portfolio's distributions to its shareholders. (These special rules are discussed in the statement of additional information.)


                             MANAGEMENT OF THE PORTFOLIO

     The Advisor serves as investment advisor to the Series and, as such, is responsible for the management of its assets. Investment decisions for the Series are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Series with a trading department and selects brokers and dealers to effect securities transactions.

     Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.


     For the fiscal year ended November 30, 1997, the Advisor received a fee for its advisory services to the Series equal to 0.10% of the average net assets of the Series and the total expenses of the Portfolio were 0.45% of its average net assets.

     The Portfolio and the Series each bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the costs of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to the Portfolio or the Series are so allocated and expenses which are not allocable to the Portfolio and the Series are borne by the Portfolio and the Series on the basis of their relative net assets.



     The Advisor was organized in May, 1981, and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $26 billion. David G. Booth and Rex A. Sinquefield (directors and officers of both the Fund and the Advisor, trustees and officers of the Trust, and shareholders of the Advisor) may be deemed controlling persons of the Advisor.


     The Board of Directors is responsible for establishing Portfolio policies and for overseeing the management of the Portfolio. Each of the Directors and officers of the Fund is also a Trustee and officer of the Trust. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Series. The Portfolio's statement of additional information furnishes information about the directors and officers of the Fund. (See "DIRECTORS AND OFFICERS" in the statement of additional information.)

ADMINISTRATIVE SERVICES


     The Fund has entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio's custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Series; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. The annual fee paid monthly by the Portfolio to the Advisor for administrative services is .01% of the Portfolio's average monthly net assets. The Advisor has agreed to waive its fee under the administration agreement and, to the extent that such waiver is insufficient, to assume expenses of the Portfolio to the extent necessary to keep the cumulative annual expenses to not more than .75% of the average net assets of the Portfolio on an annualized basis. The Advisor retains the right in its sole discretion to modify or eliminate the waiver of a portion of its fees and assumption of expenses in the future.



     The Fund intends to enter into shareholder service agreements with certain Shareholder Services Agents on behalf of the Portfolio. The Shareholder Services Agents ordinarily will include (i) with respect to participants in a 401(k) plan that invests in the Portfolio, the person designated to service the employer's plan, and (ii) institutions whose clients, customers or members invest in the Portfolio. The services to be provided under the shareholder service agreements may include any of the following: shareholder recordkeeping; sending statements to shareholders reflecting account activities such as purchases, redemptions and dividend payments; responding to shareholder inquiries regarding their accounts; tax reporting with respect to dividends, distributions and redemptions; receiving, aggregating and processing shareholder orders; and providing the Portfolio with information necessary for the Fund to comply with state securities laws. The fee paid by the Portfolio to the Shareholder Services Agent of each employer plan or institution is an annual rate of .10% of the aggregate daily value of all shares held in an account maintained by such Shareholder Services Agent, paid on a monthly basis.

                   DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it will not be liable for federal income taxes to the extent that its net investment income and net realized capital gains are distributed. The Portfolio's policy is to distribute substantially all net investment income and any realized net capital gains annually in December after the close of the Fund's fiscal year on November 30.


     The Series also intends to qualify as a regulated investment company under the Code. Special tax rules may apply in determining the income and gains that the Series earns on its investments. These rules may, in turn, affect the amount of distributions that the Portfolio pays to its shareholders.


     Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date).


     The Portfolio receives income in the form of income dividends paid by the Series. This income, less the expenses incurred in operations, is the Portfolio's net investment income from which income dividends are distributed as described above. The Portfolio also may receive capital gains distributions from the Series and may realize capital gains upon the redemption of the shares of the Series. Any net realized capital gains of the Portfolio will be distributed as described above. Dividends and distributions paid to a 401(k) plan accumulate free of federal income tax.


     Whether paid in cash or additional shares and regardless of the length of time the Portfolio's shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. Dividends from net investment income will generally qualify in part for the corporate dividends received deduction, but the portion of dividends so qualified depends on the aggregate qualifying dividend income received by the Series from domestic (U.S.) sources.

     For those investors subject to tax, if purchases of shares of the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

     Dividends which are declared in December to shareholders of record but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another Portfolio of the Fund. Any loss incurred on sale or exchange of the Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.


     In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. Government securities may be exempt from state personal income taxes.


     The Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.

                                  PURCHASE OF SHARES

     Shares of the Portfolio are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Code and
(ii) to clients, customers or members of certain institutions. Provided that shares of the Portfolio are available under an employer's plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution and approved by the Fund's management for making investments. Shares are available through the Shareholder Services Agent designated under the employer's plan or by the institution. Investors who want to consider investing in the Portfolio should contact their employer or institution for details. Institutions which purchase shares of the Portfolio for the accounts of their customers may impose separate charges on those customers for account services. The Fund does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer's plan or institution imposes a minimum transaction requirement.

                                 VALUATION OF SHARES

     The net asset values per share of the Portfolio and the Series are calculated as of the close of the NYSE by dividing the total market value of their respective investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Series, respectively. The value of the Portfolio's shares will fluctuate in relation to the investment experience of the Series. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, such securities will be valued at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust.

     Provided that the Shareholder Services Agent has received the investor's investment instructions in good order and the custodian has received the investor's payment, shares of the Portfolio will be priced at the net asset value calculated next after receipt of the order by PFPC Inc., the transfer agent for the Portfolio. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.


     Management believes that any dilutive effective of the cost of investing the proceeds of the sale of the shares of the Portfolio is minimal and, therefore, the shares of the Portfolio are currently sold at net asset value, without imposition of a fee that would be used to reimburse the Portfolio for such cost (a "reimbursement fee"). However, reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio and the Series which would be used to defray the costs of investing in securities (such as brokerage commissions, taxes and other transaction costs). Any such charges will be described in the prospectus.


                                     DISTRIBUTION

     The Fund acts as distributor of the Portfolio's shares. It has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of DFA, pursuant to which DFA Securities Inc. is responsible for supervising the sale of the Portfolio's shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.

                                  EXCHANGE OF SHARES


     Provided such transactions are permitted under the employer's 401(k) plan or by the institution, investors may exchange shares of the Portfolio for those of the DFA International Value Portfolio II or the U.S. 6-10 Value Portfolio II by completing the necessary documentation as required by the Shareholder Services Agent designated under the employer's plan or by the institution.


     The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of any of the portfolios or otherwise adversely affect the Fund, the exchange privilege may be terminated. Exchanges will be accepted only if the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor's state of residence.

     The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent has received appropriate instructions in the form required by such Shareholder Services Agent.

     There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus.
An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

                                 REDEMPTION OF SHARES

     Investors who desire to redeem shares of the Portfolio must furnish a redemption request to the respective Shareholder Services Agent in the form required by such Shareholder Services Agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order.

     Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.


     The Fund reserves the right to redeem a shareholder's account if the value of the shares in the account is $500 or less, whether because of redemptions, a decline in the Portfolio's net asset value per share or any other reason.
Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.



     When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Series in lieu of cash in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

                                 GENERAL INFORMATION


     The Portfolio and the Series may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Fund's annual report to shareholders of the Portfolio for the fiscal year ended November 30, 1997, contains additional performance information. A copy of the annual report is available upon request and without charge.


     The Fund was incorporated under Maryland law on March 19, 1990. The shares of the Portfolio, when issued and paid for in accordance with the Portfolio's prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemptions or any other feature. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

     The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of the Portfolio in the Series at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

     Whenever the Portfolio, as an investor in the Series, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the
Portfolio's shareholders with respect to the proposal.   The Directors of the
Fund will then vote the Portfolio's shares in the Series in accordance with the voting instructions received from the Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.


     As of January 30, 1998, the following person owned more than 25% of the voting securities of the Portfolio:



          BellSouth Corporation                                       100%
          Bankers Trust Company as Trustee*
          34 Exchange Place
          Jersey City, NJ  07302

          * Owner of record only

     Shareholder inquiries may be made by writing or calling the Shareholder Services Agent at the address or telephone number set forth in the employer's plan documents or in documents provided by the institution.

DIMENSIONAL INVESTMENT GROUP INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

INVESTMENT ADVISOR
DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

CUSTODIAN
PNC BANK, N.A.
200 Stevens Drive, Airport Business Center
Lester, PA  19113


ACCOUNTING SERVICES, DIVIDEND DISBURSING AND TRANSFER AGENT
PFPC INC.
400 Bellevue Parkway
Wilmington, DE  19809


LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
19th and Market Streets
Philadelphia, PA  19103

                          U.S. LARGE CAP VALUE PORTFOLIO II


                          DIMENSIONAL INVESTMENT GROUP INC.

            1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA  90401
                              TELEPHONE:  (310) 395-8005

                         STATEMENT OF ADDITIONAL INFORMATION

                                    MARCH 3, 1998



     This statement of additional information is not a prospectus but should be read in conjunction with the prospectus of U.S. Large Cap Value Portfolio II (the "Portfolio") of Dimensional Investment Group Inc. (the "Fund"), dated March 3, 1998, as amended from time to time, which can be obtained by writing or calling the Shareholder Services Agent for your employer's plan.


                                  TABLE OF CONTENTS

                                                                          PAGE
INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . .  2

BROKERAGE TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . .  2

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . .  3

FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS . . . . . . . . . . . . . . . .  5

DIRECTORS AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . . .  6

ADMINISTRATIVE SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . .  8

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8

PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . . . . . . .  9

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . .  9

CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . . . 10

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . 11

                          INVESTMENT OBJECTIVE AND POLICIES

     The following information supplements the information set forth in the prospectus under the caption "INVESTMENT OBJECTIVE AND POLICIES" and applies to the U.S. Large Cap Value Series (the "Series") of The DFA Investment Trust Company (the "Trust").


     Because the structure of the Series is based on the relative market capitalizations of eligible holdings, it is possible that the Series might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Fund and the issuer would be deemed "affiliated persons" under the Investment Company Act of 1940 (the "1940 Act") and certain requirements of the 1940 Act regulating dealings between affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Series and the anticipated amount of the Series' assets intended to be invested in such securities, management does not anticipate that the Series will include as much as 5% of the voting securities of any issuer.


                                BROKERAGE TRANSACTIONS


     During the fiscal years ended November 30, 1995, 1996 and 1997, the Series paid brokerage commissions of $415,802, $934,452 and $929,005, respectively.
The substantial increases or decreases in the amount of brokerage commissions paid by the Series from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the Series.


     Portfolio transactions of the Series will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Series to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Series to its brokers to ascertain that they are competitive with those charged by other brokers for similar services.


     Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Series permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to assets under its management. During fiscal year 1997, the Series paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Series of $122,527 with respect to securities transactions valued at $78,961,638. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Series.


     The over-the-counter market ("OTC") companies eligible for purchase by the Series are thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, Instinet and with dealers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

     The Advisor places buy and sell orders on Instinet when the Advisor determines that the securities may not be available from other sources at a more favorable price. Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade, the Series, by trading through Instinet, would pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Series can effect transactions at the best available prices.


     The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Series, except if the Portfolio receives securities from the Series to satisfy the Portfolio's redemption request.


                                INVESTMENT LIMITATIONS

     The Portfolio has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of the Series are the same as those of the Portfolio.

     The Portfolio will not:

     (1) invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

     (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

     (3) as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result, more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

     (4) purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (5) borrow, except from banks as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets , or pledge more than 33% of such assets to secure such loans;

     (6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

     (7) invest more than 15% of the value of the Portfolio's total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

     (8)  engage in the business of underwriting securities issued by others;

     (9) invest for the purpose of exercising control over management of any company.

     (10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

     (11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

     (12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry;

     (13) write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs, except as provided in (1) above;

     (14) purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holdings of equity securities;

     (15) purchase securities on margin or sell short;


     (16) acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the Portfolio; or


     (17) issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.


     The investment limitations described in (3), (4), (7), (9), (10), (11),
(12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Series.




     The investment limitations described in (1) and (15) above do not prohibit the Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

     Although (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Series, the Portfolio does not intend to lend those shares.




     Pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"), the Series may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Series' limitations on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.


     While the Series has retained authority to buy and sell financial futures contracts and options thereon, it has no present intention to do so.

     Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, "total assets" refers to the assets that the Series owns, and does not include assets which the Series does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Series will exclude from its total assets those assets which represent collateral received by the Series for its securities lending transactions.


     Unless otherwise indicated, all limitations applicable to the Portfolio's and Series' investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of the Portfolio's or Series' assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio's or Series' total assets will not require the Portfolio or Series to dispose of an investment until the Advisor determines that it is practicable to sell or close out the position without undue market or tax consequences.

                                  FUTURES CONTRACTS


     The Series may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Series will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange, and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Series. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Series expects to earn income on its margin deposits. To the extent that the Series invests in futures contracts and options thereon for other than bona fide hedging purposes, the Series will not enter into such transaction if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the "Commission"), the Series may be required to maintain segregated accounts consisting of liquid assets such as cash, U.S. government securities, or other high grade debt obligations (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.


     Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Series would continue to be required to continue to make variation margin deposits. In such circumstances, if the Series has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

                      FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

     Except for transactions the Series has identified as hedging transactions, the Series is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Series may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.


     In order for the Series to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities and other income derived with respect to the Series' business of investing in securities. It is anticipated that any net gain realized from closing futures contracts will be considered gain from the sale of securities and, therefore, constitute qualifying income for purposes of the 90% requirement. The Series will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Series' fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Series' other investments.


                                DIRECTORS AND OFFICERS

     The names, addresses and dates of birth of the directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.


DIRECTORS

     David G. Booth, Director*, (12/2/46), President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director, of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc. (registered investment company) and Dimensional Emerging Markets Fund Inc. (registered investment company). Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company (registered investment company). Chairman and Director, Dimensional Fund Advisors Ltd.


     George M. Constantinides, (9/22/47), Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc.



     John P. Gould, (1/19/39), Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company and First Prairie Funds (registered investment companies). Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Harbor Investment Advisors. Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting).

     Roger G. Ibbotson, (5/27/43), Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman and President, Ibbotson Associates, Inc. (software, data, publishing and consulting).


     Merton H. Miller, (5/16/23), Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor Emeritus, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Public Director, Chicago Mercantile Exchange.


     Myron S. Scholes, (7/1/42), Director, Greenwich, CT. Limited Partner, Long-Term Capital Management L.P. (money manager). Frank E. Buck Professor Emeritus of Finance, Graduate School of Business and Professor of Law, Law School, Senior Research Fellow, Hoover Institution, (all) Stanford University. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Benham Capital Management Group of Investment Companies and Smith Breeden Group of Investment Companies.


     Rex A. Sinquefield, (9/7/44), Director*, Chairman-Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company.
Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.


*Interested Director of the Fund.

OFFICERS

     Each of the officers listed below hold the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Fund Inc.


     Arthur Barlow, (11/7/55), Vice President, Santa Monica, CA.


     Truman Clark, (4/8/41), Vice President, Santa Monica, CA. Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.


     Maureen Connors, (11/17/36), Vice President and Assistant Secretary, Santa Monica, CA.


     Robert Deere, (10/8/57), Vice President, Santa Monica, CA.


     Irene R. Diamant, (7/16/50), Vice President and Secretary (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA.


     Richard Eustice, (8/5/65), Vice President and Assistant Secretary, Santa Monica, CA.


     Eugene Fama, Jr., (1/21/61), Vice President, Santa Monica, CA.


     Kamyab Hashemi-Nejad, 1/22/61, Vice President, Controller and Assistant Treasurer, Santa Monica, CA.

     Stephen P. Manus, 12/26/50, Vice President, Santa Monica, CA. Managing Director, ANB Investment Management and Trust Company from 1985-1993; President, ANB Investment Management and Trust Company from 1993-1997.


     Karen McGinley, 3/10/66, Vice President, Santa Monica, CA.


     Catherine L. Newell, 5/7/64, Vice President and Assistant Secretary (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA. Associate, Morrison & Foerster, LLP from 1989 to 1996.


     David Plecha, (10/26/61), Vice President, Santa Monica, CA.


     George Sands, (2/8/56), Vice President, Santa Monica, CA.


     Michael T. Scardina, (10/12/55), Vice President, Chief Financial Officer and Treasurer, Santa Monica, CA.


     Jeanne C. Sinquefield, Ph.D., (12/2/46), Executive Vice President, Santa Monica, CA.


     Scott Thornton, (3/1/63), Vice President, Santa Monica, CA.


     Weston Wellington, (3/1/51), Vice President, Santa Monica, CA. Director of Research, LPL Financial Services, Inc., Boston, MA from 1987 to 1994.

     Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

     Directors and officers as a group own less than 1% of the Portfolio's outstanding stock.


     Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 1997, and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.


                                     Aggregate      Total Compensation from
                                   Compensation              Fund
Director                            from Fund          and Fund Complex
---------                          ------------     ------------------------
George M. Constantinides              $5,000               $30,000
John P. Gould                         $5,000               $30,000
Roger G. Ibbotson                     $5,000               $30,000
Merton H. Miller                      $5,000               $30,000
Myron S. Scholes                      $5,000               $30,000

                               ADMINISTRATIVE SERVICES

     PFPC Inc. ("PFPC") serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Series. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. For its services, the Portfolio pays PFPC a monthly fee of $1,000.

                                  OTHER INFORMATION
     For the services it provides as investment advisor to the Series, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Series. For the fiscal years ended November 30, 1995, 1996 and 1997, the Series paid advisory fees of $306,000, $699,000 and $1,255,000, respectively. The Series has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Series to the Advisor.

     The Fund was known as DFA U.S. Large Cap Inc. from February, 1992, until the Fund amended its Articles of Incorporation in April, 1993, to change to its present name. Prior to a February, 1992, amendment to the Fund's Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc.

     PNC Bank, N.A. serves as the custodian for the Portfolio. The custodian maintains a separate account or accounts for the Portfolio and Series; receives, holds and releases portfolio securities on account of the Portfolios and Series; makes receipts and disbursements of money on behalf of the Portfolios and Series; and collects and receives income and other payments and distributions on account of the Portfolio's and Series' portfolio securities.

     Coopers & Lybrand L.L.P., the Fund's independent accountants, audits the Fund's financial statements on an annual basis.


                           PRINCIPAL HOLDERS OF SECURITIES

     As of January 30, 1998, the following person beneficially owned 5% or more of the outstanding stock of the Portfolio, as set forth below:


          BellSouth Corporation                                             100%
          Bankers Trust Company as Trustee*
          34 Exchange Place
          Jersey City, NJ  07302

          * Owner of record only

                                  PURCHASE OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."

     The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (the "NYSE") is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days that the NYSE is closed, except that it is open on Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.


     The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio.

                                 REDEMPTION OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."


     The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and
(3) for such other periods as the Commission may permit.





                           CALCULATION OF PERFORMANCE DATA

     Following are quotations of the annualized percentage total returns for the one-, five-, and ten-year periods ended November 30, 1997 (as applicable) using the standardized method of calculation required by the Commission.






                     One Year      Five Years      Ten Years
                     --------      ----------      ---------
                      24.88%        (39 mos.)         n/a
                                     23.30%



     For purposes of calculating the performance of the Portfolio, the performance of the Series will be utilized for the period prior to when the Portfolio commenced operations, and, if applicable, restated to reflect the Portfolio's fees and expenses. As the following formula indicates, the Portfolio and Series each determines its average annual total return by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the Commission's formula:

P(1 + T)n  = ERV

where:

     P   = a hypothetical initial payment of $1,000

     T   = average annual total return

     n   = number of years

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five-and ten-year periods (or fractional portion thereof).

     In addition to the standardized method of calculating performance required by the Commission, the Portfolio and Series may disseminate other performance data and may advertise total return performance calculated on a monthly basis.

     The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio's investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.


                                 FINANCIAL STATEMENTS

     The audited financial statements and financial highlights of the Portfolio for the Fund's fiscal year ended November 30, 1997, as set forth in the Fund's annual report to shareholders of the Portfolio, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.


     The audited financial statements of the Series for the Trust's fiscal year ended November 30, 1997, as set forth in the Trust's annual report to shareholders and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.

     A shareholder may obtain a copy of the reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this statement of additional information.

                                  PROSPECTUS

                                MARCH 3, 1998

                         U.S. 6-10 VALUE PORTFOLIO II

                              _________________


     This prospectus describes U.S. 6-10 VALUE PORTFOLIO II (the "Portfolio"), a series of shares issued by Dimensional Investment Group Inc. (the "Fund"), 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401,
(310) 395-8005. The Portfolio is an open-end, management investment company whose shares are offered, without a sales charge, to 401(k) defined contribution plans and clients, customers or members of certain institutions. The Fund issues thirteen series of shares, each of which represents a separate class of the Fund's common stock, having its own investment objective and policies. The Fund has not established a minimum initial purchase requirement for the Portfolio.


     THE INVESTMENT OBJECTIVE OF THE PORTFOLIO IS TO ACHIEVE LONG-TERM CAPITAL APPRECIATION. THE PORTFOLIO, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE SHARES OF THE U.S. 6-10 VALUE SERIES (THE "SERIES") OF THE DFA INVESTMENT TRUST COMPANY (THE "TRUST"). THE SERIES IS AN OPEN-END, MANAGEMENT INVESTMENT COMPANY THAT HAS THE SAME INVESTMENT OBJECTIVE, POLICIES AND LIMITATIONS AS THE PORTFOLIO. THE INVESTMENT EXPERIENCE OF THE PORTFOLIO WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF THE SERIES. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "THE PORTFOLIO."


     This prospectus sets forth information about the Portfolio that prospective investors should know before investing and should be read carefully and retained for future reference. A statement of additional information about the Portfolio, dated March 3, 1998, as amended from time to time, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.

                               _________________


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1

CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . .    3

THE PORTFOLIO. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . .    6
     Portfolio Characteristics and Policies. . . . . . . . . . . . . .    6
     Portfolio Structure . . . . . . . . . . . . . . . . . . . . . . .    6
     Portfolio Transactions. . . . . . . . . . . . . . . . . . . . . .    7

SECURITIES LOANS . . . . . . . . . . . . . . . . . . . . . . . . . . .    7

RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8
     Small Company Securities. . . . . . . . . . . . . . . . . . . . .    8
     Borrowing . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8
     Portfolio Strategies. . . . . . . . . . . . . . . . . . . . . . .    8
     Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . .    8
     Futures Contracts and Options on Futures. . . . . . . . . . . . .    8

MANAGEMENT OF THE PORTFOLIO. . . . . . . . . . . . . . . . . . . . . .    9
     Administrative Services . . . . . . . . . . . . . . . . . . . . .    9

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES . . . . . . . . . . .   10

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . .   11

VALUATION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . .   11

DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   12

EXCHANGE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . .   12

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . .   12

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . .   13

                                   HIGHLIGHTS

                                                                          PAGE
INVESTMENT OBJECTIVE                                                         6

     The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio will invest all of its assets in the Series, which in turn will invest in the stocks of small U.S. companies that are value stocks, primarily because they have a high book value in relation to their market value. The investment objective of the Portfolio is a fundamental policy and may not be changed without the affirmative vote of a majority of its outstanding securities. (See "INVESTMENT OBJECTIVE AND POLICIES.")

                                                                          PAGE
RISK FACTORS                                                                 7

     The Portfolio (indirectly through its investment in the Series) may invest in futures contracts and options thereon. The Portfolio is also authorized to invest in repurchase agreements. These policies and the policy of the Portfolio to invest in the shares of the Series involve certain risks. (See "RISK FACTORS.")

                                                                          PAGE
MANAGEMENT AND ADMINISTRATIVE SERVICES                                       8

     Dimensional Fund Advisors Inc. (the "Advisor" or "DFA") provides the Portfolio with administrative services and also serves as investment advisor to the Series. The Fund contracts with Shareholder Services Agents to provide certain recordkeeping and other services for the benefit of the Portfolio's shareholders. (See "MANAGEMENT OF THE PORTFOLIO.")

                                                                          PAGE
DIVIDEND POLICY                                                             10

     After the end of the Portfolio's fiscal year in November, the Portfolio distributes dividends from its net investment income and any realized net capital gains annually in December. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")

                                                                          PAGE
PURCHASE, VALUATION AND REDEMPTION OF SHARES                                11

     The shares of the Portfolio are offered at net asset value, which is calculated as of the close of the New York Stock Exchange (the "NYSE") on each day that the NYSE is open for business. The value of the Portfolio's shares will fluctuate in relation to the investment experience of the Series. The redemption price of a share of the Portfolio is equal to its net asset value. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

SHAREHOLDER TRANSACTION EXPENSES

          None*

     The expenses in the table below are based on those incurred by the Portfolio and the Series for the fiscal year ended November 30, 1997.


ANNUAL FUND OPERATING EXPENSES**
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

          Management Fee                           0.20%
          Administration Fee                       0.01%
          Other Expenses                           0.27%
          Total Operating Expenses                 0.48%***

     *Shares of the Portfolio that are purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

     **The "Management Fee" is payable by the Series and the "Administration Fee" is payable by the Portfolio. The amount set forth in "Other Expenses" represents the aggregate amount that is payable by both the Series and the Portfolio. "Other Expenses" include a fee paid to the Shareholder Services Agent of each employer plan or institution at the annual rate of .10% of the aggregate daily value of all shares of the Portfolio that are held in an account maintained by such Shareholder Services Agent, paid on a monthly basis. (See "Administrative Services.")

     ***Beginning on July 1, 1996, the Advisor agreed to waive its administration fee with respect to the Portfolio and, to the extent that such waiver is insufficient, to assume expenses of the Portfolio to the extent necessary to keep the cumulative annual expenses to not more than .75% of the average net assets of the Portfolio on an annualized basis. For purposes of this waiver and assumption, the annualized expenses are those expenses incurred in any period commencing on or after July 1, 1996, consisting of twelve consecutive months. The Advisor was not required to waive any fees under this agreement for the fiscal year ended November 30, 1997. The Advisor retains the right in its sole discretion to modify or eliminate the waiver of a portion of its fees and the assumption of expenses of the Portfolio in the future. If the Advisor modifies or eliminates the fee waiver or assumption, such change will be set forth in the prospectus.

EXAMPLE

     You would pay the following transaction and annual operating expenses on a $1,000 investment in each Portfolio, assuming a 5% annual return over each of the following time periods and redemption at the end of each time period:

     1 Year    3 Years   5 Years   10 Years
     ------    -------   -------   --------
       $5        $15       $27       $60


     The purpose of the above fee table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolio will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

     The table summarizes the aggregate estimated annual operating expenses of both the Portfolio and the Series. (See "MANAGEMENT OF THE PORTFOLIO.") The Board of Directors of the Fund has considered whether such expenses will be more or less than they would be if the Portfolio were to invest directly in the securities held by the Series. The aggregate amount of expenses for the Portfolio and the Series may be greater than it would be if the Portfolio were to invest directly in the securities held by the Series. However, the total expense ratio for the Portfolio and the Series is expected to be less over time than such ratio would be if the Portfolio were to invest directly in the underlying securities. This is because this arrangement enables institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the Series, including the Portfolio, will pay its proportionate share of the expenses of the Series.


                        CONDENSED FINANCIAL INFORMATION

     The following financial highlights are part of the financial statements of the Portfolio. The information for each of the past fiscal years has been audited by independent accountants. The financial statements, related notes and the report of the independent accountants covering such financial information and financial highlights for the Fund's most recent fiscal year ended November 30, 1997, are incorporated by reference into the Fund's statement of additional information from the Fund's annual report for the year ended November 30, 1997. Further information about the Portfolio's performance is contained in the Fund's annual report to shareholders of the Portfolio for the year ended November 30, 1997. A copy of the annual report may be obtained from the Fund upon request at no charge.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                         Year            Year           Year         Aug. 3,
                                                                        Ended           Ended          Ended            to
                                                                       Nov. 30,        Nov. 30,       Nov. 30,       Nov. 30,
                                                                       --------        --------       --------       --------
                                                                         1997           1996           1995           1994
Net Asset Value, Beginning of Period  . . . . . . . . . . . . . .      $  14.67       $ 12.13        $  9.65         $10.00

Income from Investment Operations

   Net Investment Income . . . . . . . . . . . . . . . . . . . . .         0.08          0.08           0.06           0.11

   Net Gains (Losses) on Securities (Realized and Unrealized)  . .         4.77          2.51           2.63          (0.35)
                                                                       --------        ------        -------         ------
     Total from Investment Operations  . . . . . . . . . . . . . .         4.85          2.59           2.69          (0.24)
                                                                       --------        ------        -------         ------

Less Distributions

   Net Investment Income . . . . . . . . . . . . . . . . . . . . .        (0.07)        (0.01)         (0.06)         (0.11)

   Net Realized Gains  . . . . . . . . . . . . . . . . . . . . . .        (0.25)        (0.04)         (0.15)            --
                                                                       --------        ------        -------         ------

     Total Distributions . . . . . . . . . . . . . . . . . . . . .        (0.32)        (0.05)         (0.21)         (0.11)
                                                                       --------        ------        -------         ------

Net Asset Value, End of Period . . . . . . . . . . . . . . . . . .     $  19.20       $ 14.67        $ 12.13         $ 9.65

Total Return . . . . . . . . . . . . . . . . . . . . . . . . . . .        33.75%        21.39%         27.90%         (2.39)%#

Net Assets, End of Period (thousands). . . . . . . . . . . . . . .     $125,061       $40,637        $14,290         $6,055

Ratio of Expenses to Average Net Assets (1). . . . . . . . . . . .         0.48%         0.85%(a)       0.96%(a)       0.96%*(a)

Ratio of Net Investment Income to Average Net Assets . . . . . . .         0.62%         0.77%(a)       0.68%(a)       4.78%*(a)

Portfolio Turnover Rate. . . . . . . . . . . . . . . . . . . . . .          N/A          N/A             N/A            N/A

Average Commission Rate. . . . . . . . . . . . . . . . . . . . . .          N/A          N/A             N/A            N/A

Portfolio Turnover Rate of Master Fund Series. . . . . . . . . . .        25.47%       14.91%          20.62%          8.22%(b)

Average Commission Rate of Master Fund Series (2). . . . . . . . .      $0.0645      $0.0658             N/A            N/A


________________
*Annualized
#Non-Annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and assumptions of expenses not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1997, 1996, 1995 and 1994 would have been 0.47%, 0.88%, 1.50% and
     2.33%, respectively, and the ratios of net investment income to average net assets for the periods ended November 30, 1997, 1996, 1995 and 1994 would have been 0.63%, 0.74%, 0.14% and 3.41%, respectively.


(2) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.


(b)  Master Fund Series Turnover calculated for the year ended November 30,
     1994.

                                 THE PORTFOLIO

     The Portfolio, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in the Series, an open-end, management investment company registered under the Investment Company Act of 1940 ("1940 Act"), having the same investment objective as the Portfolio. The investment objective of the Portfolio may not be changed without the affirmative vote of a majority of its outstanding shares and the investment objective of the Series may not be changed without the affirmative vote of a majority of its outstanding shares. Shareholders of the Portfolio will receive written notice thirty days prior to any change in the investment objective of the Series.

     This prospectus describes the investment objective, policies and restrictions of the Portfolio and the Series. (See "INVESTMENT OBJECTIVE AND POLICIES.") In addition, an investor should read "MANAGEMENT OF THE PORTFOLIO" for a description of the management and other expenses associated with the Portfolio's investment in the Series. Other institutional investors, including other mutual funds, may invest in the Series, and the expenses of such other investors and, correspondingly, their returns may differ from those of the Portfolio. Please contact the Trust at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the Series other than through the Portfolio.

     The shares of the Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. For example, the Series might be able to place larger block trades at more advantageous prices and to participate in securities transactions of larger denominations, thereby reducing the relative amount of certain transaction costs in relation to the total size of the transaction. Investment in the Series by other institutional investors offers potential benefits to the Series and, through its investment in the Series, also to the Portfolio. However, economies and expense reductions might not be achieved and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in the Series, the remaining investors in the Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Series than the Portfolio could have effective voting control over the operation of the Series.

     Further, if the Series changes its investment objective in a manner which is inconsistent with the investment objective of the Portfolio and the shareholders of the Portfolio fail to approve a similar change in the investment objective of the Portfolio, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Portfolio of its investment in the Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Series may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio's shareholders as described in "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" below.

     Finally, the Portfolio's investment in the shares of a registered investment company such as the Series is relatively new and results in certain operational and other complexities. However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the Series invests.

                       INVESTMENT OBJECTIVE AND POLICIES

PORTFOLIO CHARACTERISTICS AND POLICIES

     The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in the Series, which has the same investment objective and policies as the Portfolio. The Series seeks to achieve its objective by investing in common stocks of small U.S. companies which the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). Generally, the shares of a company will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies with the highest positive book to market ratios whose shares are listed on the NYSE, and, except as described below, will be considered eligible for investment. In measuring value, the Advisor may consider additional factors such as cash flow, economic conditions and developments in the issuer's industry. A company will be considered "small" if its market capitalization (i.e., the market price of its common stock multiplied by the number of outstanding shares) is less than the market capitalization of the NYSE-listed company with the median market capitalization of all such listed companies.

PORTFOLIO STRUCTURE

     The Series will operate as a diversified investment company. Further, the Series will not invest more than 25% of its total assets in securities of companies in a single industry. Ordinarily, at least 80% of the assets of the Series will be invested in a broad and diverse group of readily marketable common stocks of small U.S. companies with high book to market ratios, as described above. The Series may invest a portion of its assets, ordinarily not more than 20%, in high quality, highly liquid fixed income securities, such as money market instruments, and short-term repurchase agreements. The Series may invest in futures contracts and options on futures contracts. To the extent that the Series invests in futures contracts for other than bona fide hedging purposes, it will not purchase futures contracts if more than 5% of the Series' total assets are then invested as initial margin deposits on such contracts or options. The Series will purchase securities that are listed on the principal U.S. national securities exchanges and traded over-the-counter.

     The Series will be structured on a market capitalization basis, generally by basing the amount of each security purchased on the issuer's relative market capitalization, with a view to creating in the Series a reasonable reflection of the relative market capitalizations of its portfolio companies. However, the Advisor may exclude the securities of a company that otherwise meets the applicable criteria described above if the Advisor determines, in its best judgment, that other conditions exist that make the inclusion of such security inappropriate.

     Deviation from strict market capitalization weighting will also occur because the Series intends to purchase round lots only. Furthermore, in order to retain sufficient liquidity, the relative amount of any security held by the Series may be reduced from time to time from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the Series' assets may be invested in interest-bearing obligations, such as money-market instruments, for this purpose, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the Series' investment objective. The Series may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, adherence to the policy of market capitalization weighting would otherwise require. While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the Series.

     Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the Series take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On not less than a semi-annual basis, the Advisor will prepare a current list of small U.S. companies with high book to market ratios whose stock is eligible for investment. Only common stocks whose market capitalizations are not more than the maximum on such list will be purchased by the Series. Additional investments will not be made in securities which have appreciated in value to such an extent that they are not then considered by the Advisor to be small companies. This may result in further deviation from market capitalization weighting and such deviation could be substantial if a significant amount of the Series' holdings increase in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale.

     It is management's belief that the value stocks of small U.S. companies offer, over a long term, a prudent opportunity for capital appreciation but, at the same time, selecting a limited number of such issues for inclusion in the Series involves greater risk than including a large number of them. The Advisor does not anticipate that a significant number of securities which meet the market capitalization criteria will be selectively excluded from the Series.

     The Series does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Series do pay dividends. It is anticipated, therefore, that the Series will receive dividend income.

PORTFOLIO TRANSACTIONS

     The Series does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. As described under "Portfolio Structure," investments will be made in virtually all eligible securities on a market capitalization weighted basis.






     Generally, securities will be purchased with the expectation that they will be held for longer than one year. The Series may sell portfolio securities when the issuer's market capitalization increases to a level that substantially exceeds that of the issuer with the largest market capitalization which is then eligible for investment by the Series. In addition, the Series may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Series. While the Series anticipates that it will generally retain securities of issuers with relatively smaller market capitalizations for longer periods, despite any decrease in the issuer's book to market ratio, securities may be sold at any time when, in the Advisor's judgment, circumstances warrant their sale. The annual portfolio turnover rates of the Series for the fiscal years ended November 30, 1996 and 1997, respectively, were 14.91% and 25.47%.

                                SECURITIES LOANS

     The Series is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Series may earn additional income from lending securities, such activity is incidental to the Series' investment objective. The value of securities loaned may not exceed 33 1/3% of the value of the Series' total assets. In connection with such loans, the Series will receive collateral consisting of cash or U.S. Government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. The Portfolio is also authorized to lend its portfolio securities. However, as long as it holds only shares of the Series, it will not do so.

                                  RISK FACTORS

SMALL COMPANY SECURITIES

     Typically, securities of small companies are less liquid than securities of large companies. Recognizing this factor, the Series will endeavor to effect securities transactions in a manner to avoid causing significant price fluctuations in the market for these securities.

BORROWING

     The Series has reserved the right to borrow amounts not exceeding 33% of its net assets for the purposes of making redemption payments. When advantageous opportunities to do so exist, the Series may also purchase securities when borrowings exceed 5% of the value of its net assets. Such purchases can be considered to be "leveraging," and, in such circumstances, the net asset value of the Series may increase or decrease at a greater rate than would be the case if the Series had not leveraged. The interest payable on the amount borrowed would increase the Series' expenses and, if the appreciation and income produced by the investments purchased when the Series has borrowed are less than the cost of borrowing, the investment performance of the Series will be reduced as a result of leveraging.

PORTFOLIO STRATEGIES

     The method employed by the Advisor to manage the Series differs from the process employed by many other investment advisors in that the Advisor will rely on fundamental analysis of the investment merits of securities to a limited extent to eliminate potential acquisitions rather than rely on this technique to select securities. Further, because securities generally will be held long-term and will not be eliminated based on short-term price fluctuations, the Advisor generally will not act upon general market movements or short-term price fluctuations of securities to as great an extent as many other investment advisors.

REPURCHASE AGREEMENTS

     In addition, the Series may invest in repurchase agreements. In the event of a bankruptcy of the other party to a repurchase agreement, the Trust could experience delay in recovering securities underlying the agreement. Management believes that the risks associated with repurchase agreements can be controlled through stringent security selection criteria and careful monitoring procedures.

FUTURES CONTRACTS AND OPTIONS ON FUTURES

     The Series also may invest in futures contracts and options on index futures. To the extent that the Series invests in futures contracts and options thereon for other than bona fide hedging purposes, the Series will not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. These investments entail the risk that an imperfect correlation may exist between changes in the market value of the stocks owned by the Series and the prices of such futures contracts and options, and, at times, the market for such contracts and options might lack liquidity, thereby inhibiting a Series' ability to close a position in such investments. Gains or losses on investments in options and futures depend on the direction of securities prices, interest rates and other economic factors, and the loss from investing in futures contracts is potentially unlimited. The Series' investment in futures and options are subject to special tax rules that may affect the amount, timing, and character of the income earned by the Series and the Portfolio's distributions. (These special rules are discussed in the statement of additional information.)

                          MANAGEMENT OF THE PORTFOLIO

     The Advisor serves as investment advisor to the Series and, as such, is responsible for the management of its assets. Investment decisions for the Series are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Series with a trading department and selects brokers and dealers to effect securities transactions.

     Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization.

     For the fiscal year ended November 30, 1997, the Advisor received a fee for its advisory services to the Series equal to 0.20% of the average net assets of the Series and the total expenses of the Portfolio were 0.48% of its average net assets.






     The Portfolio and the Series each bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to the Portfolio or the Series are so allocated and expenses which are not allocable to the Portfolio and the Series are borne by the Portfolio and the Series on the basis of their relative net assets.


     The Advisor was organized in May, 1981, and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $26 billion. David G. Booth and Rex A. Sinquefield (directors and officers of both the Fund and the Advisor, trustees and officers of the Trust and shareholders of the Advisor) may be deemed controlling persons of the Advisor.

     The Board of Directors is responsible for establishing Portfolio policies and for overseeing the management of the Portfolio. Each of the Directors and officers of the Fund is also a Trustee and officer of the Trust. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Portfolio and the Series. The Portfolio's statement of additional information furnishes information about the Directors and officers of the Fund. (See "DIRECTORS AND OFFICERS" in the statement of additional information.)

ADMINISTRATIVE SERVICES

     The Fund has entered into an administration agreement with the Advisor on behalf of the Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio's custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the Series; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. The annual fee paid monthly by the Portfolio to the Advisor for administrative services is .01% of the Portfolio's average monthly net assets. The Advisor has agreed to waive its fee under the administration agreement and, to the extent that such waiver is insufficient, to assume expenses of the Portfolio to the extent necessary to keep the cumulative annual expenses to not more than 0.75% of the average net assets of the Portfolio on an annualized basis. The Advisor retains the right in its sole discretion to modify or eliminate the waiver of a portion of its fees and assumption of expenses in the future.


     The Fund intends to enter into shareholder service agreements with certain Shareholder Services Agents on behalf of the Portfolio. The Shareholder Services Agents ordinarily will include (i) with respect to participants in a 401(k) plan that invests in the Portfolio, the person designated to service the employer's plan, and (ii) institutions whose clients, customers or members invest in the Portfolio. These services to be provided under the shareholder service agreements may include any of the following: individual recordkeeping for 401(k) plan participants and clients, customers or members of institutions (collectively referred to herein as "Participants"); sending statements to Participants reflecting account activities such as purchases, redemptions and dividend payments; responding to Participant inquiries regarding their accounts; tax reporting with respect to dividends, distributions and redemptions; receiving, aggregating and processing Participant orders; and providing the Portfolio with information necessary for the Fund to comply with the state securities laws. The fee paid by the Portfolio to the Shareholder Services Agent of each employer plan or institution is an annual rate of .10% of the aggregate daily value of all shares held in an account maintained by such Shareholder Services Agent, paid on a monthly basis.


                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it will not be liable for federal income taxes to the extent that its net investment income and net realized capital gains are distributed. The Portfolio's policy is to distribute substantially all net investment income and any realized net capital gains annually in December after the close of the Fund's fiscal year on November 30.

     The Series also intends to qualify as a regulated investment company under the Code. Special tax rules may apply in determining the income and gains that the Series earns on its investments. Also, foreign governments may impose taxes on the income and gains from the Series' investments in foreign securities. These rules may, in turn, affect the amount of distributions that the Portfolio pays to its shareholders.

     Shareholders of the Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date).

     The Portfolio receives income in the form of income dividends paid by the Series. This income, less the expenses incurred in operations, is the Portfolio's net investment income from which income dividends are distributed as described above. The Portfolio also may receive capital gains distributions from the Series and may realize capital gains upon the redemption of the shares of the Series. Any net realized capital gains of the Portfolio will be distributed as described above. Dividends and distributions paid to a 401(k) plan accumulate free of federal income tax.

     Whether paid in cash or additional shares and regardless of the length of time the Portfolio's shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. Dividends from net investment income will generally qualify in part for the corporate dividends received deduction, but the portion of dividends so qualified depends on the aggregate qualifying dividend income received by the Series from domestic (U.S.) sources.

     For those investors subject to tax, if purchases of shares of the Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio.

     Dividends which are declared in December to shareholders of record but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of the Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares of the Portfolio for shares of another portfolio of the Fund. Any loss incurred on sale or exchange of the Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.


     In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from the Portfolio and on gains on redemption or exchange of Portfolio shares.

     The Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Portfolio.

                               PURCHASE OF SHARES

     Shares of the Portfolio are sold only (i) to fund deferred compensation plans which are exempt from taxation under section 401(k) of the Code and
(ii) to clients, customers or members of certain institutions. Provided that shares of the Portfolio are available under an employer's plan or through an institution, shares may be purchased by following the procedures adopted by the respective employer or institution and approved by the Fund's management for making investments. Shares are available through the Shareholder Services Agent designated under the employer's plan or by the institution. Investors who want to consider investing in the Portfolio should contact their employer or institution for details. Institutions which purchase shares of the Portfolio for the accounts of their customers may impose separate charges on those customers for account services. The Fund does not impose a minimum purchase requirement, but investors who wish to purchase shares of the Portfolio should determine whether their employer's plan or institution imposes a minimum transaction requirement.

                              VALUATION OF SHARES

     The net asset values per share of the Portfolio and the Series are calculated as of the close of the NYSE by dividing the total market value of their respective investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Portfolio and the Series, respectively. The value of the Portfolio's shares will fluctuate in relation to the investment experience of the Series. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, the Series values such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust.

     Provided that the Shareholder Services Agent has received the investor's investment instructions in good order and the Custodian has received the investor's payment, shares of the Portfolio will be priced at the net asset value calculated next after receipt of the order by PFPC Inc., the transfer agent for the Portfolio. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.

     Management believes that any dilutive effective of the cost of investing the proceeds of the sale of the shares of the Portfolio will be minimal and, therefore, the shares of the Portfolio are currently sold at net asset value, without imposition of a fee that would be used to reimburse the Portfolio for such cost (a "reimbursement fee"). However, a reimbursement fee may be charged prospectively from time to time based upon the future experience of the Portfolio and the Series which would be used to defray the costs of investing in securities (such as brokerage commissions, taxes and other transaction costs). Any such charge will be described in the prospectus.

                                  DISTRIBUTION

     The Fund acts as distributor of the Portfolio's shares. It has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of DFA, pursuant to which DFA Securities Inc. is responsible for supervising the sale of the Portfolio's shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.

                               EXCHANGE OF SHARES

     Provided such transactions are permitted under the employer's 401(k) plan or by the institution, investors may exchange shares of the Portfolio for those of the DFA International Value Portfolio II or the U.S. Large Cap Value Portfolio II by completing the necessary documentation as required by the Shareholder Services Agent designated under the employer's plan or by the institution.

     The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of any of the portfolios or otherwise adversely affect the Fund, the exchange privilege may be terminated. Exchanges will be accepted only if the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor's state of residence.

     The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Shareholder Services Agent has received appropriate instructions in the form required by such Shareholder Services Agent.

     There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus.

An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.

                              REDEMPTION OF SHARES

     Investors who desire to redeem shares of the Portfolio must furnish a redemption request to the respective Shareholder Services Agent in the form required by such Shareholder Services Agent. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order.

     Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

     The Fund reserves the right to redeem a shareholder's account if the value of the shares in the account is $500 or less, whether because of redemptions, a decline in the Portfolio's net asset value per share or any other reason. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Portfolio in order to bring the value of the shares in the account to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.


     When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Portfolio receives from the Series in lieu of cash in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

                              GENERAL INFORMATION

     The Portfolio and the Series may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Fund's annual report to shareholders of the Portfolio for the fiscal year ended November 30, 1997, contains additional performance information. A copy of the annual report is available upon request and without charge.

     The Fund was incorporated under Maryland law on March 19, 1990. The shares of the Portfolio, when issued and paid for in accordance with the Portfolio's prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemptions or any other feature. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

     The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of the Portfolio in the Series at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.

     Whenever the Portfolio, as an investor in the Series, is asked to vote on a shareholder proposal , the Fund will solicit voting instructions from
the Portfolio's shareholders with respect to the proposal.   The Directors of
the Fund will then vote the Portfolio's shares in the Series in accordance with the voting instructions received from the Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.

     As of January 30, 1998, the following person owned more than 25% of the voting securities of the Portfolio:


          BellSouth Corporation                                      100%
          Bankers Trust Company as Trustee*
          34 Exchange Place
          Jersey City, NJ 07302

          *Owner of record only

     Shareholder inquiries may be made by writing or calling the Shareholder Services Agent at the address or telephone number set forth in the employer's plan documents or in documents provided by the institution.

DIMENSIONAL INVESTMENT GROUP INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

INVESTMENT ADVISOR
DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

CUSTODIAN
PNC BANK, N.A.
200 Stevens Drive, Airport Business Center
Lester, PA  19113


ACCOUNTING SERVICES, DIVIDEND DISBURSING AND TRANSFER AGENT
PFPC INC.
400 Bellevue Parkway
Wilmington, DE  19809


LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098

INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
19th and Market Streets
Philadelphia, PA  19103

                       U.S. 6-10 VALUE PORTFOLIO II

                     DIMENSIONAL INVESTMENT GROUP INC.

       1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA  90401
                          TELEPHONE:  (310) 395-8005

                     STATEMENT OF ADDITIONAL INFORMATION


                                 MARCH 3, 1998



     This statement of additional information is not a prospectus but should be read in conjunction with the prospectus of U.S. 6-10 Value Portfolio II (the "Portfolio") of Dimensional Investment Group Inc. (the "Fund"), dated March 3, 1998, as amended from time to time, which can be obtained by writing or calling the Shareholder Services Agent for your employer's plan.

                               TABLE OF CONTENTS

                                                                          PAGE
INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . .    2

BROKERAGE TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . .    2

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . .    3

FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . .    5

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS . . . . . . . . . . . . . . .    5

DIRECTORS AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . .    6

ADMINISTRATIVE SERVICES. . . . . . . . . . . . . . . . . . . . . . . . .    8

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . .    8

PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . . . . . .    9

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . .    9

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . .    9

CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . .    9

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . .   10

                       INVESTMENT OBJECTIVE AND POLICIES

     The following information supplements the information set forth in the prospectus under the caption "INVESTMENT OBJECTIVE AND POLICIES" and applies to the U.S. 6-10 Value Series (the "Series") of The DFA Investment Trust Company (the "Trust").


     Because the structure of the Series is based on the relative market capitalizations of eligible holdings, it is possible that the Series might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Fund and the issuer would be deemed "affiliated persons" under the Investment Company Act of 1940 (the "1940 Act") and certain requirements of the 1940 Act regulating dealings between affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Series and the anticipated amount of the Series' assets intended to be invested in such securities, management does not anticipate that the Series will include as much as 5% of the voting securities of any issuer.

                             BROKERAGE TRANSACTIONS

     During the fiscal years ended November 30, 1995, 1996 and 1997, the Series paid brokerage commissions of $1,027,015, $2,754,009 and $4,591,853, respectively. The substantial increases or decreases in the amount of brokerage commissions paid by the Series from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the Series.

     Portfolio transactions of the Series will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Series to determine the effect that their trading has on the market prices of the securities in which it invests. The Advisor also checks the rate of commission being paid by the Series to its brokers to ascertain that they are competitive with those charged by other brokers for similar services.

     Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Management Agreement of the Series permits the Advisor knowingly to pay commissions on these transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the accounts under its management. During fiscal year 1997, the Series paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Series of $1,899,654 with respect to securities transactions valued at $453,009,643.
 Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Series.

     The over-the-counter ("OTC") companies eligible for purchase by the Series are thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, Instinet and with dealers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

     The Advisor places buy and sell orders on Instinet when the Advisor determines that the securities may not be available from other sources at a more favorable price. Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade, the Series, by trading through Instinet, would pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Series can effect transactions at the best available prices.

     The Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Series, except if the Portfolio receives securities from the Series to satisfy the Portfolio's redemption request.

                             INVESTMENT LIMITATIONS

     The Portfolio has adopted certain limitations which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of the Series are the same as those of the Portfolio.

     The Portfolio will not:

     (1) invest in commodities or real estate, including limited partnership interests therein, although it may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

     (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

     (3) as to 75% of its total assets, invest in the securities of any issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if, as a result, more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

     (4) purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (5) borrow, except from banks as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets, or pledge not more than 33% of such assets to secure such loans;

     (6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

     (7) invest more than 15% of the value of the Portfolio's total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

     (8) engage in the business of underwriting securities issued by others;

     (9) invest for the purpose of exercising control over management of any company;

     (10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

     (11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

     (12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry;

     (13) write or acquire options or interests in oil, gas or other mineral exploration, leases or development programs;

     (14) purchase warrants, except that the Portfolio may acquire warrants as a result of corporate actions involving its holding of other equity securities;

     (15) purchase securities on margin or sell short;

     (16) acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the Portfolio; or


     (17) issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted by the 1940 Act.


     The investment limitations described in (3), (4), (7), (9), (10), (11),
(12) and (16) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the Series.

     The investment limitations described in (1) and (15) above do not prohibit the Portfolio from making margin deposits in connection with the purchase or sale of financial futures contracts and options thereon to the extent permitted under applicable regulations.

     Although (2) above prohibits cash loans, the Portfolio is authorized to lend portfolio securities. Inasmuch as the Portfolio will only hold shares of the Series, the Portfolio does not intend to lend those shares.

     Pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"), the Series may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the Series' limitations on holdings of illiquid securities stated in
(7) above. While maintaining oversight, the Board of Trustees of the Trust has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Trustees and the Advisor will continue to monitor the liquidity of Rule 144A securities.

     Although the Series has retained authority to buy and sell financial futures contracts and options thereon, it has no present intention to do so.


     Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, "total assets" refers to the assets that the Series owns, and does not include assets which the Series does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Series will exclude from its total assets those assets which represent collateral received by the Series for its securities lending transactions.

     Unless otherwise indicated, all limitations applicable to the Portfolio's and Series' investments apply only at the time that a transaction is undertaken. Any subsequent change in the percentage of the Portfolio's or Series' assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Portfolio's or Series' total assets will not require the Portfolio or Series to dispose of an investment until the Advisor determines that it is practicable to sell or close out the position without undue market or tax consequences.

                                  FUTURES CONTRACTS

     The Series is authorized to enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Series will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Series. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Series expects to earn income on its margin deposits. To the extent that the Series invests in futures contracts and options thereon for other than bona fide hedging purposes, the Series will not enter into such transaction if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the "Commission"), the Series may be required to maintain segregated accounts consisting of liquid assets such as cash, U.S. government securities, or other high grade debt obligations (or, as permitted under applicable regulation, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.


     Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Series would continue to be required to continue to make variation margin deposits. in such circumstances, if the Series has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

                      FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

     Except for transactions the Series has identified as hedging transactions, the Series is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by the Series may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

     In order for the Series to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities and other income derived with respect to the Series' business of investing in securities. It is anticipated that any net gain realized from closing futures contracts will be considered gain from the sale of securities and, therefore, constitute qualifying income for purposes of the 90% requirement. The Series will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Series' fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Series' other investments.


                                DIRECTORS AND OFFICERS

     The names, addresses and dates of birth of the directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.


DIRECTORS

     David G. Booth, Director*, (12/2/46), President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director, of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc. (registered investment company) and Dimensional Emerging Markets Fund Inc. (registered investment company). Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company (registered investment company). Chairman and Director, Dimensional Fund Advisors Ltd.



     George M. Constantinides, (9/22/47), Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc.



     John P. Gould, (1/19/39), Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company and First Prairie Funds (registered investment companies). Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Harbor Investment Advisors. Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting).



     Roger G. Ibbotson, (5/27/43), Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman and President, Ibbotson Associates, Inc. (software, data, publishing and consulting).



     Merton H. Miller, (5/16/23), Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor Emeritus, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Public Director, Chicago Mercantile Exchange.

     Myron S. Scholes, (7/1/42), Director, Greenwich, CT. Limited Partner, Long-Term Capital Management L.P. (money manager). Frank E. Buck Professor Emeritus of Finance, Graduate School of Business and Professor of Law, Law School, Senior Research Fellow, Hoover Institution, (all) Stanford University. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Benham Capital Management Group of Investment Companies and Smith Breeden Group of Investment Companies.



     Rex A. Sinquefield, (9/7/44), Director*, Chairman-Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company.
Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.


*Interested Director of the Fund.

OFFICERS


     Each of the officers listed below hold the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Fund Inc.



     Arthur Barlow, (11/7/55), Vice President, Santa Monica, CA.



     Truman Clark, (4/8/41), Vice President, Santa Monica, CA. Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.



     Maureen Connors, (11/17/36), Vice President and Assistant Secretary, Santa Monica, CA.



     Robert Deere, (10/8/57), Vice President, Santa Monica, CA.



     Irene R. Diamant, (7/16/50), Vice President and Secretary (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA.



     Richard Eustice, (8/5/65), Vice President and Assistant Secretary, Santa Monica, CA.



     Eugene Fama, Jr., (1/21/61), Vice President, Santa Monica, CA.



     Kamyab Hashemi-Nejad, 1/22/61, Vice President, Controller and Assistant Treasurer, Santa Monica, CA.



     Stephen P. Manus, 12/26/50, Vice President, Santa Monica, CA. Managing Director, ANB Investment Management and Trust Company from 1985-1993; President, ANB Investment Management and Trust Company from 1993-1997.



     Karen McGinley, 3/10/66, Vice President, Santa Monica, CA.



     Catherine L. Newell, 5/7/64, Vice President and Assistant Secretary (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA. Associate, Morrison & Foerster, LLP from 1989 to 1996.



     David Plecha, (10/26/61), Vice President, Santa Monica, CA.



     George Sands, (2/8/56), Vice President, Santa Monica, CA.

     Michael T. Scardina, (10/12/55), Vice President, Chief Financial Officer and Treasurer, Santa Monica, CA.



     Jeanne C. Sinquefield, Ph.D., (12/2/46), Executive Vice President, Santa Monica, CA.



     Scott Thornton, (3/1/63), Vice President, Santa Monica, CA.



     Weston Wellington, (3/1/51), Vice President, Santa Monica, CA. Director of Research, LPL Financial Services, Inc., Boston, MA from 1987 to 1994.


     Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

     Directors and officers as a group own less than 1% of the Portfolio's outstanding stock.



     Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 1997, and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.

                                                                    Total
                                            Aggregate         Compensation from
                                           Compensation             Fund
Director                                    from Fund          and Fund Complex
--------                                 ---------------      -----------------
George M. Constantinides                      $5,000               $30,000
John P. Gould                                 $5,000               $30,000
Roger G. Ibbotson                             $5,000               $30,000
Merton H. Miller                              $5,000               $30,000
Myron S. Scholes                              $5,000               $30,000




                               ADMINISTRATIVE SERVICES

     PFPC Inc. ("PFPC") serves as the accounting services, dividend disbursing and transfer agent for the Portfolio and the Series. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. For its services, the Portfolio pays PFPC a monthly fee of $1,000.

                                  OTHER INFORMATION

     For the services it provides as investment advisor to the Series, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Series. For the fiscal years ended November 30, 1995, 1996 and 1997, the Series paid advisory fees of $976,000, $1,933,000 and, $3,534,000, respectively. The Series has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the Series to the Advisor.


     The Fund was known as DFA U.S. Large Cap Inc. from February, 1992, until the Fund amended its Articles of Incorporation in April, 1993, to change to its present name. Prior to a February, 1992, amendment to the Fund's Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc. Until August 1, 1997, the Portfolio was known as U.S.
Small Cap Value Portfolio II, and the Series was known as the DFA U.S. Small Cap Value Series.


     PNC Bank, N.A. serves as the custodian for the Portfolio and the Series. The custodian maintains a separate account or accounts for the Portfolio and Series; receives, holds and releases portfolio securities on account of the Portfolios and Series; makes receipts and disbursements of money on behalf of the Portfolios and Series; and collects and receives income and other payments and distributions on account of the Portfolio's and Series' portfolio securities.

     Coopers & Lybrand L.L.P., the Fund's independent accountants, audits the Fund's financial statements on an annual basis.


                           PRINCIPAL HOLDERS OF SECURITIES

     As of January 30, 1998, the following person beneficially owned 5% or more of the outstanding stock of the Portfolio, as set forth below:

          BellSouth Corporation                                             100%
          Bankers Trust Company as Trustee*
          34 Exchange Place
          Jersey City, NJ  07302

          * Owner of record only

                                  PURCHASE OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."


     The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") NYSE is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days that the NYSE is closed, except that it is open on Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.


     The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio.

                                 REDEMPTION OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."


     The Fund may suspend redemption privileges or postpone the date of payment:
(1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and (3) for such other periods as the Commission may permit.





                           CALCULATION OF PERFORMANCE DATA

     Following are quotations of the annualized percentage total returns for the one-, five-, and ten-year periods ended November 30, 1997 (as applicable) using the standardized method of calculation required by the Commission.

               ONE YEAR       FIVE YEARS          TEN YEARS
               --------       ----------          ---------
                                33.59%         (39 mos.)             n/a

23.14%




     For the purposes of calculating the performance of the Portfolio, the performance of the Series will be utilized for the period prior to when the Portfolio commenced operations, and, if applicable, restated to reflect the Portfolio's fees and expenses. As the following formula indicates, the Portfolio and Series each determines its average annual total return by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the Commission's formula:


P(1 + T)n  = ERV

where:

     P   = a hypothetical initial payment of $1,000

     T   = average annual total return

     n   = number of years

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five- and ten-year periods (or fractional portion thereof).


     In addition to the standardized method of calculating performance required by the Commission, the Portfolio and Series may disseminate other performance data and may advertise total return calculated on a monthly basis.



     The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio's investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.


                                 FINANCIAL STATEMENTS


     The audited financial statements and financial highlights of the Portfolio for the Fund's fiscal year ended November 30, 1997, as set forth in the Fund's annual report to shareholders of the Portfolio, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.



     The audited financial statements of the Series for the Trust's fiscal year ended November 30, 1997, as set forth in the Trust's annual report to shareholders, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.



     A shareholder may obtain a copy of the reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this statement of additional information.

                                     PROSPECTUS

                                   MARCH 3, 1998

                     RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                 RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO
                       RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO


     This prospectus describes RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO and RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO (collectively, the "Fixed Income Portfolios") and RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO (together with the Fixed Income Portfolios, the "Portfolios"), each a series of shares issued by Dimensional Investment Group Inc. (the "Fund"), 1299 Ocean Avenue, 11th floor, Santa Monica, California 90401, (310) 395-8005. Each Portfolio is an open-end, management investment company whose shares are offered, without a sales charge, to clients of Reinhardt Werba Bowen Advisory Services ("RWBAS").

     The Fund issues thirteen series of shares, each of which represents a separate class of the Fund's common stock, having its own investment objective and policies. This prospectus relates to three series of shares. The investment objective of RWB/DFA U.S. High Book to Market Portfolio is to achieve long-term capital appreciation. The investment objective of RWB/DFA Two-Year Corporate Fixed Income Portfolio is to maximize total returns consistent with the preservation of capital and the investment objective of RWB/DFA Two-Year Government Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agency obligations and consistent with preservation of capital.

     THE RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO, UNLIKE MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIO OF SECURITIES, SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING ALL OF ITS INVESTABLE ASSETS IN THE SHARES OF U.S. LARGE CAP VALUE SERIES ("U.S. LARGE CAP VALUE SERIES") OF THE DFA INVESTMENT TRUST COMPANY (THE "TRUST"), AN OPEN-END, MANAGEMENT INVESTMENT COMPANY. U.S. LARGE CAP VALUE SERIES HAS THE SAME INVESTMENT OBJECTIVES, POLICIES AND LIMITATIONS AS THE RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO. THE INVESTMENT EXPERIENCE OF THE PORTFOLIO WILL CORRESPOND DIRECTLY WITH THE INVESTMENT EXPERIENCE OF U.S. LARGE CAP VALUE SERIES. INVESTORS SHOULD CAREFULLY CONSIDER THIS INVESTMENT APPROACH. FOR ADDITIONAL INFORMATION, SEE "SPECIAL INFORMATION ABOUT THE RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO."


     This prospectus sets forth information about the Portfolios that prospective investors should know before investing and should be read carefully and retained for future reference. A statement of additional information about the Portfolios, dated March 3, 1998, as amended from time to time, which is incorporated herein by reference, has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing or calling the Fund at the above address or telephone number.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY

OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS

                                                                            PAGE
HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1

CONDENSED FINANCIAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . .  4

SPECIAL INFORMATION ABOUT THE RWB/DFA U.S. HIGH BOOK TO MARKET
     PORTFOLIO . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  8

RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO -
INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . . .  9
     Portfolio Characteristics and Policies. . . . . . . . . . . . . . . . .  9
     Portfolio Structure . . . . . . . . . . . . . . . . . . . . . . . . . .  9
     Portfolio Transactions. . . . . . . . . . . . . . . . . . . . . . . . . 10

INVESTMENT OBJECTIVES AND POLICIES - FIXED INCOME PORTFOLIOS . . . . . . . . 10
     RWB/DFA Two-Year Corporate Fixed Income Portfolio . . . . . . . . . . . 10
     RWB/DFA Two-Year Government Portfolio . . . . . . . . . . . . . . . . . 11
     Description of Investments. . . . . . . . . . . . . . . . . . . . . . . 11
     Investments in the Banking Industry . . . . . . . . . . . . . . . . . . 12
     Portfolio Strategy. . . . . . . . . . . . . . . . . . . . . . . . . . . 13

SECURITIES LOANS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13

RISK FACTORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13
     Foreign Securities. . . . . . . . . . . . . . . . . . . . . . . . . . . 13
     Borrowing . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14
     Portfolio Strategy. . . . . . . . . . . . . . . . . . . . . . . . . . . 14
     Futures Contracts and Options on Futures. . . . . . . . . . . . . . . . 14
     Banking Industry Concentration. . . . . . . . . . . . . . . . . . . . . 15
     Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . . . 15

MANAGEMENT OF THE PORTFOLIOS . . . . . . . . . . . . . . . . . . . . . . . . 15
     Administrative Services . . . . . . . . . . . . . . . . . . . . . . . . 16
     Client Service Agent. . . . . . . . . . . . . . . . . . . . . . . . . . 16

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . 17

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18
     In Kind Purchases . . . . . . . . . . . . . . . . . . . . . . . . . . . 18

VALUATION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19

DISTRIBUTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20

EXCHANGE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21

                                      HIGHLIGHTS


     This prospectus relates to three separate Portfolios of the Fund. Each Portfolio, in effect, represents a separate mutual fund with its own investment objective and policies. The investment objective of each Portfolio is a fundamental policy and may not be changed without the affirmative vote of a majority of its outstanding securities. Clients of RWBAS may choose to invest in one or more of the Portfolios. Proceeds from the sale of shares of a Portfolio will be invested in accordance with that Portfolio's investment objective and policies.


INVESTMENT OBJECTIVE - RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO         PAGE 8


     The investment objective of the Portfolio is to achieve long-term capital appreciation. The Portfolio will invest all of its assets in the U.S. Large Cap Value Series of the Trust, which in turn will invest in the common stocks of U.S. companies that are value stocks, primarily because they have a high book value in relation to their market value. The U.S. Large Cap Value Series will purchase common stocks of companies whose market capitalizations equal or exceed that of a company having the median market capitalization of companies whose shares are listed on the New York Stock Exchange (the "NYSE"). (See "RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO - INVESTMENT OBJECTIVE AND POLICIES.")


INVESTMENT OBJECTIVE -
RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO                        PAGE 11


     The investment objective of the Portfolio is to maximize total returns consistent with the preservation of capital. Generally, the Portfolio will acquire high quality obligations which mature within two years from the date of settlement. In addition, the Portfolio intends to concentrate investments in the banking industry under certain circumstances. (See "FIXED INCOME PORTFOLIOS - INVESTMENT OBJECTIVES AND POLICIES" and "Investments in the Banking Industry.")

INVESTMENT OBJECTIVE - RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO             PAGE 11

     The investment objective of the Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agencies and consistent with preservation of capital. Generally, the Portfolio will acquire U.S. government obligations and U.S. government agency obligations that mature within two years from the date of settlement and repurchase agreements. (See "FIXED INCOME PORTFOLIOS -INVESTMENT OBJECTIVES AND POLICIES.")

RISK FACTORS                                                             PAGE 14

     The RWB/DFA U.S. High Book to Market Portfolio (indirectly through its investments in the U.S. Large Cap Value Series) and the Fixed Income Portfolios may invest in financial futures contracts and options thereon.
The RWB/DFA Two-Year Corporate Fixed Income Portfolio is authorized to invest in dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks and dollar-denominated obligations of foreign issuers traded in the U.S. The RWB/DFA Two-Year Corporate Fixed Income Portfolio is authorized to concentrate investments in the banking industry in certain circumstances. Each Portfolio is authorized to invest in repurchase agreements. Those policies and the policy of the RWB/DFA U.S. High Book to Market Portfolio to invest in the shares of the U.S. Large Cap Value Series of the Trust involve certain risks. (See "RISK FACTORS.")

MANAGEMENT AND ADMINISTRATIVE SERVICES                                   PAGE 15

     Dimensional Fund Advisors Inc. (the "Advisor") provides each Portfolio with administrative services and also serves as investment advisor to the Fixed Income Portfolios and the U.S. Large Cap Value Series of the Trust. RWBAS serves as client service agent to each Portfolio. (See "MANAGEMENT OF THE PORTFOLIOS.")


DIVIDEND POLICY                                                          PAGE 17


     The RWB/DFA U.S. High Book to Market Portfolio and the Fixed Income Portfolios distribute dividends from their net investment income quarterly. Each of the Portfolios will make any distributions from realized net capital gains on an annual basis. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")

PURCHASE, VALUATION AND REDEMPTION OF SHARES                             PAGE 18

     The shares of the Portfolios are offered at net asset value, which is calculated as of the close of the NYSE on each day that the NYSE is open for business. The value of the RWB/DFA U.S. High Book to Market Portfolio's shares will fluctuate in relation to the investment experience of the U.S. Large Cap Value Series. The redemption price of a share of each Portfolio is equal to its net asset value. (See "PURCHASE OF SHARES" and "REDEMPTION OF SHARES.")

SHAREHOLDER TRANSACTION EXPENSES

          None*

     Except as indicted below, the expenses in the following tables are based on those incurred by the Portfolios and the U.S. Large Cap Value Series, in the case of RWB/DFA U.S. High Book to Market Portfolio, for the fiscal year ended November 30, 1997.


ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

     RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO(1)
          Management Fee                           0.10%
          Administration Fee                       0.01%
          Other Expenses                           0.25%
          Total Operating Expenses                 0.36%

     RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO(2)(3)
          Management Fee                           0.15%
          Other Expenses                           0.17%
          Total Operating Expenses                 0.32%

     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO(2)(3)
          Management Fee                           0.15%
          Other Expenses                           0.22%
          Total Operating Expenses                 0.37%


     *Most shares of the Portfolios that will be purchased through omnibus accounts maintained by securities firms may be subject to a service fee or commission on such purchases.

     (1)The "Management Fee" is payable by the U.S. Large Cap Value Series and the "Administration Fee" is payable by the RWB/DFA U.S. High Book to Market Portfolio. The amount set forth in "Other Expenses" represents the aggregate amount that is payable by both the Series and the Portfolio, and also includes a client services fee of 0.09% payable by the RWB/DFA U.S. High Book to Market Portfolio to RWBAS.

     (2)A client services fee of 0.03% was payable by the Fixed Income Portfolios to RWBAS; however, RWBAS waived its fee through December 31, 1996. Absent such waiver by RWBAS, the estimated annualized ratio of total operating expenses to average net assets for the fiscal year ended November 30, 1997 would have been 0.35% for RWB/DFA Two-Year Corporate Fixed Income Portfolio and 0.38% for RWB/DFA Two-Year Government Portfolio.

     (3)Prior to November 30, 1997, the RWB/DFA Two-Year Corporate Fixed Income Portfolio invested all of its assets in DFA Two-Year Corporate Fixed Income Series of the Trust and the RWB/DFA Two-Year Government Portfolio invested all of its assets in DFA Two-Year Government Series of the Trust.
     Beginning March 2, 1998, the client service fee of 0.03% payable to RWBAS will increase to 0.04% reflecting the elimination of the Administration Fee of 0.01% previously paid when the Portfolios invested in the Series. The above figures have been restated to reflect the estimated annualized operating expenses of the Fixed Income Portfolios as though each Portfolio had invested its assets directly in the underlying securities held by the Series during the fiscal year ended November 30, 1997.

EXAMPLE

     You would pay the following transaction and annual operating expenses on a $1,000 investment in each Portfolio, assuming a 5% annual return over each of the following time periods and redemption at the end of each time period:



                                                     1 Year    3 Years   5 Years   10 Years
                                                     ------    -------   -------   --------
RWB/DFA U.S. High Book to Market Portfolio             $4        $12       $20       $46
RWB/DFA Two-Year Corporate Fixed Income Portfolio      $3        $11       $19       $43
RWB/DFA Two-Year Government Portfolio                  $4        $12       $21       $47



     The purpose of the above fee table and Example is to assist investors in understanding the various costs and expenses that an investor in the Portfolios will bear directly or indirectly. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


     With respect to the RWB/DFA U.S. High Book to Market Portfolio, the table summarizes the aggregate estimated annual operating expenses of both the Portfolio and the U.S. Large Cap Value Series. (See "MANAGEMENT OF THE PORTFOLIOS" for a description of Portfolio and Series expenses.) The Board of Directors of the Fund has considered whether such expenses will be more or less than they would be if such Portfolio were to invest directly in the securities held by the U.S. Large Cap Value Series. The aggregate amount of expenses for the Portfolio and its corresponding Series may be greater than it would be if the Portfolio were to invest directly in the securities held by its corresponding Series. However, the total expense ratios for the Portfolio and its corresponding Series are expected to be less over time than such ratios would be if the Portfolio were to invest directly in the underlying securities. This is because this arrangement enables institutional investors, including the Portfolio, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in the U.S. Large Cap Value Series, including the RWB/DFA U.S. High Book to Market Portfolio, will pay its proportionate share of the expenses of the Series.

                           CONDENSED FINANCIAL INFORMATION


     The following financial highlights are part of the audited financial statements of each Portfolio. The information for the fiscal year ended November 30, 1997 has been audited by independent accountants. The financial statements, related notes and the report of the independent accountants covering such financial information and financial highlights for the Portfolios' fiscal year ended November 30, 1997, are incorporated by reference into the Portfolios' statement of additional information from the Fund's annual report to shareholders for the year ended November 30, 1997. Further information about the Portfolios' performance is contained in the Fund's annual report to shareholders of the Portfolios for the year ended November 30, 1997. A copy of the annual report may be obtained from the Fund upon request at no charge.

                     RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                                FINANCIAL HIGHLIGHTS


                  (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                YEAR          JUNE 7,
                                                                                               ENDED            TO
                                                                                              NOV. 30,        NOV. 30,
                                                                                               1997            1996
                                                                                              -------         --------
Net Asset Value, Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . .      $10.77         $10.00

INCOME FROM INVESTMENT OPERATIONS

  Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        0.20           0.08

  Net Gains (Losses) on Securities (Realized and Unrealized)  . . . . . . . . . . . . . .        2.45           0.72

  Total from Investment Operations  . . . . . . . . . . . . . . . . . . . . . . . . . . .        2.65           0.80

LESS DISTRIBUTIONS

  Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (0.20)         (0.03)

  Net Realized Gains  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (0.10)           --

  Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (0.30)         (0.03)

Net Asset Value, End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $13.12         $10.77

Total Return  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      25.01%         8.06%#

Net Assets, End of Period (thousands) . . . . . . . . . . . . . . . . . . . . . . . . . .    $128,484       $ 40,708

Ratio of Expenses to Average Net Assets (1) . . . . . . . . . . . . . . . . . . . . . . .       0.36%         0.71%*

                                                                                                YEAR          JUNE 7,
                                                                                               ENDED            TO
                                                                                              NOV. 30,        NOV. 30,
                                                                                               1997            1996
                                                                                              -------         --------
Ratio of Net Investment Income to Average Net Assets  . . . . . . . . . . . . . . . . . .      1.76%          2.70%*

Portfolio Turnover Rate   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       N/A             N/A

Average Commission Rate   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       N/A             N/A

Portfolio Turnover Rate of Master Fund Series . . . . . . . . . . . . . . . . . . . . . .     17.71%        20.12%(a)

Average Commission Rate of Master Fund Series (2) . . . . . . . . . . . . . . . . . . . .    $0.0494       $0.0499(a)

_____________________
*Annualized
#Non-Annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
(2) Computed by dividing the total amount of brokerage commissions paid by the total shares of investment securities purchased and sold during the period for which commissions were charged, as required by the SEC for fiscal years beginning after September 1, 1995.
     (a)  Items calculated for the year ended November 30, 1996.

                 RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                                FINANCIAL HIGHLIGHTS

                  (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                    YEAR            JUNE 7,
                                                                                    ENDED              TO
                                                                                   NOV. 30,          NOV. 30,
                                                                                    1997              1996
                                                                                   --------          --------
 Net Asset Value, Beginning of Period  . . . . . . . . . . . . . . . . . . . .      $10.24            $10.00
                                                                                  --------          --------
 INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . .        0.57              0.26
   Net Gains (Losses) on Securities (Realized and Unrealized)  . . . . . . . .       (0.01)             0.11
                                                                                  --------          --------
     Total from Investment Operations  . . . . . . . . . . . . . . . . . . . .        0.56              0.37
                                                                                  --------          --------
 LESS DISTRIBUTIONS
   Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . .       (0.56)            (0.13)
   Net Realized Gains  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (0.01)               --
                                                                                  --------          --------
   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (0.57)            (0.13)
                                                                                  --------          --------
 Net Asset Value, End of Period  . . . . . . . . . . . . . . . . . . . . . . .      $10.23            $10.24
                                                                                  --------          --------
 Total Return  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        5.79%             3.69%#
 Net Assets, End of Period (thousands) . . . . . . . . . . . . . . . . . . . .    $153,772          $122,807
 Ratio of Expenses to Average Net Assets (1) . . . . . . . . . . . . . . . . .        0.34%(a)          0.31%*(a)
 Ratio of Net Investment Income to Average Net Assets  . . . . . . . . . . . .        5.83%(a)          5.72%*(a)
 Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . .         N/A               N/A
 Portfolio Turnover Rate of Master Fund Series . . . . . . . . . . . . . . . .      147.78%            81.97%*

*Annualized
#Non-Annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.


(a) Had certain waivers and assumptions of expenses not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1997 and 1996 would have been 0.35%, and 0.34%, respectively and the ratios of net investment income to average net assets for the periods ended November 30, 1997 and 1996 would have been 5.82% and 5.69%, respectively.

                       RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                                FINANCIAL HIGHLIGHTS

                  (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                    YEAR            JUNE 7,
                                                                                    ENDED              TO
                                                                                   NOV. 30,          NOV. 30,
                                                                                    1997              1996
                                                                                   --------          --------
 Net Asset Value, Beginning of Period  . . . . . . . . . . . . . . . . . . . .   $   10.23         $   10.00
                                                                                  --------          --------
 INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . .        0.54              0.26
   Net Gains (Losses) on Securities (Realized and  Unrealized) . . . . . . . .        0.01              0.10
                                                                                  --------          --------
     Total from Investment Operations. . . . . . . . . . . . . . . . . . . . .        0.55              0.36
                                                                                  --------          --------
 LESS DISTRIBUTIONS
   Net Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . .       (0.53)            (0.13)
   Net Realized Gains  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (0.05)               --
                                                                                  --------          --------
   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (0.58)            (0.13)
                                                                                  --------          --------
 Net Asset Value, End of Period  . . . . . . . . . . . . . . . . . . . . . . .   $   10.20         $   10.23
                                                                                  --------          --------
 Total Return  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        5.58%             3.60%#
 Net Assets, End of Period (thousands) . . . . . . . . . . . . . . . . . . . .    $131,066          $104,644
                                                                                  --------          --------
 Ratio of Expenses to Average Net Assets (1) . . . . . . . . . . . . . . . . .        0.37%(a)          0.38%*(a)
 Ratio of Net Investment Income to Average Net Assets. . . . . . . . . . . . .        5.53%(a)          5.81%*(a)
 Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . .         N/A               N/A
 Portfolio Turnover Rate of Master Fund Series . . . . . . . . . . . . . . . .      153.67%           200.59%*

---------------------------
*Annualized
#Non-Annualized
(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.


(a) Had certain waivers and assumptions of expenses not been in effect, the ratio of expenses to average net assets for the periods ended November 30, 1997 and 1996 would have been 0.38% and 0.41% and the ratios of net investment income to average net assets for the periods ended November 30, 1997 and 1996 would have been 5.52% and 5.78%.

       SPECIAL INFORMATION ABOUT THE RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO


     The RWB/DFA U.S. High Book to Market Portfolio, unlike many other investment companies which directly acquire and manage their own portfolio of securities, seeks to achieve its investment objective by investing all of its investable assets in the U.S. Large Cap Value Series of the Trust, an open-end, management investment company, registered under the Investment Company Act of 1940 ("1940 Act"). The U.S. Large Cap Value Series has the same investment objective as the Portfolio. The investment objective of the Portfolio may not be changed without the affirmative vote of a majority of its outstanding securities, and the investment objective of the U.S. Large Cap Value Series may not be changed without the affirmative vote of a majority of its outstanding securities. Shareholders of the Portfolio will receive written notice thirty days prior to any change in the investment objective of the Series.


     This prospectus describes the investment objective, policies and restrictions of RWB/DFA U.S. High Book to Market Portfolio and its corresponding Series. (See "RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO - INVESTMENT OBJECTIVE AND POLICIES.") In addition, an investor should read "MANAGEMENT OF THE PORTFOLIOS" for a description of the management and other expenses associated with the Portfolio's investment in the Trust. Other institutional investors, including other mutual funds, may invest in the U.S. Large Cap Value Series, and the expenses of such other investors and, correspondingly, their returns may differ from those of the Portfolio. Please contact the Trust at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in the U.S. Large Cap Value Series other than through the Portfolio.

     The shares of the U.S. Large Cap Value Series will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. For example, the Series might be able to place larger block trades at more advantageous prices and to participate in securities transactions of larger denominations, thereby reducing the relative amount of certain transaction costs in relation to the total size of the transaction. Investment in the Series by other institutional investors offers potential benefits to the Series and, through their investment in the Series, also to the Portfolio. However, economies and expense reductions might not be achieved and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Series. Also, if an institutional investor were to redeem its interest in the Series, the remaining investors in the Series could experience higher pro rata operating expenses, thereby producing lower returns, and the Series' security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in the Series than the RWB/DFA U.S. High Book to Market Portfolio could have effective voting control over the operation of the Series.


     Further, if the U.S. Large Cap Value Series changes its investment objective in a manner which is inconsistent with the investment objective of the RWB/DFA U.S. High Book to Market Portfolio and the shareholders of the Portfolio fail to approve a similar change in the investment objective of the Portfolio, the Portfolio would be forced to withdraw its investment in the Series and either seek to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retain an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. A withdrawal by the Portfolio of its investment in the U.S. Large Cap Value Series could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the U.S. Large Cap Value Series to the RWB/DFA U.S. High Book to Market Portfolio may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to the Portfolio. Any net capital gains so realized will be distributed to the Portfolio's shareholders as described below under "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES."

     Finally, the Portfolio's investment in the shares of a registered investment company such as the Trust is relatively new and results in certain operational and other complexities. However, management believes that the benefits to be gained by shareholders outweigh the additional complexities and that the risks attendant to such investment are not inherently different from the risks of direct investment in securities of the type in which the U.S. Large Cap Value Series invests.


                    RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO -
                         INVESTMENT OBJECTIVE AND POLICIES

PORTFOLIO CHARACTERISTICS AND POLICIES

     The investment objective of the RWB/DFA U.S. High Book to Market Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing all of its assets in the U.S. Large Cap Value Series, which has the same investment objective and policies as the Portfolio. The U.S. Large Cap Value Series seeks to achieve its objective by investing in common stocks of large U.S. companies which the Advisor believes to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). Generally, a company's shares will be considered to have a high book to market ratio if the ratio equals or exceeds the ratios of any of the 30% of companies with the highest positive book to market ratios whose shares are listed on the NYSE and, except as described below under "Portfolio Structure," will be considered eligible for investment. In measuring value, the Advisor may consider additional factors such as cash flow, economic conditions and developments in the issuer's industry. A company will be considered "large" if its market capitalization (i.e., the market price of its common stock multiplied by the number of outstanding shares) equals or exceeds that of the company having the median market capitalization of companies whose shares are listed on the NYSE.

PORTFOLIO STRUCTURE


     The U.S. Large Cap Value Series will operate as a diversified investment company. Further, the U.S. Large Cap Value Series will not invest more than 25% of its total assets in securities of companies in a single industry.
Ordinarily, at least 80% of the assets of the U.S. Large Cap Value Series will be invested in a broad and diverse group of readily marketable common stocks of large U.S. companies with high book to market ratios, as described above. The U.S. Large Cap Value Series may invest a portion of its assets, ordinarily not more than 20%, in high quality, highly liquid fixed income securities, such as money market instruments, and short-term repurchase agreements. The U.S. Large Cap Value Series may invest in futures contracts and options on futures contracts. To the extent that the U.S. Large Cap Value Series invests in futures contracts for other than bona fide hedging purposes, it will not purchase futures contracts if more than 5% of its total assets are then invested in initial margin deposits on such contracts or options. The U.S. Large Cap Value Series will purchase securities that are listed on the principal U.S. national securities exchanges and traded over-the-counter.


     The U.S. Large Cap Value Series will be structured on a market capitalization basis, generally by basing the amount of each security purchased on the issuer's relative market capitalization, with a view to creating in the U.S. Large Cap Value Series a reasonable reflection of the relative market capitalizations of its portfolio companies. However, the Advisor may exclude the securities of a company that otherwise meets the applicable criteria described above if the Advisor determines, in its best judgment, that other conditions exist that make the inclusion of such security inappropriate.

     Deviation from strict market capitalization weighting will also occur because the U.S. Large Cap Value Series intends to purchase round lots only. In order to retain sufficient liquidity, the relative amount of any security held by the U.S. Large Cap Value Series may be reduced, from time to time, from the level which adherence to market capitalization weighting would otherwise require. A portion, but generally not in excess of 20%, of the U.S. Large Cap Value Series' assets may be invested in interest-bearing obligations, as described above, thereby causing further deviation from market capitalization weighting. Such investments would be made on a temporary basis pending investment in equity securities pursuant to the U.S. Large Cap Value Series' investment objective. The U.S. Large Cap Value Series may make block purchases of eligible securities at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of the assets of the U.S. Large Cap Value
Series.

     Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase by the U.S. Large Cap Value Series take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On not less than a semi-annual basis, the Advisor will prepare a current list of large U.S. companies with high book to market ratios whose stock is eligible for investment. Only common stocks whose market capitalizations are not less than the minimum on such list will be purchased by the U.S. Large Cap Value Series. Additional investments will not be made in securities of issuers which have depreciated in value to such an extent that they are not then considered by the Advisor to be large companies. This may result in further deviation from market capitalization weighting and such deviation could be substantial if a significant amount of the U.S. Large Cap Value Series' holdings decrease in value sufficiently to be excluded from the then current market capitalization requirement for eligible securities, but not by a sufficient amount to warrant their sale.

     It is management's belief that the value stocks of large U.S. companies offer, over a long term, a prudent opportunity for capital appreciation but, at the same time, selecting a limited number of such issues for inclusion in the U.S. Large Cap Value Series involves greater risk than including a large number of them. The Advisor does not anticipate that a significant number of securities which meet the market capitalization criteria will be selectively excluded from the U.S. Large Cap Value Series.

     The U.S. Large Cap Value Series does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the U.S. Large Cap Value Series do pay dividends. It is anticipated, therefore, that the U.S. Large Cap Value Series will receive dividend income.

PORTFOLIO TRANSACTIONS

     The U.S. Large Cap Value Series does not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. As described under "Portfolio Structure," investments will be made in virtually all eligible securities on a market capitalization weighted basis.





     Generally, securities will be purchased with the expectation that they will be held for longer than one year. The U.S. Large Cap Value Series may sell portfolio securities when the issuer's market capitalization falls substantially below that of the issuer with the minimum market capitalization which is then eligible for purchase by the U.S. Large Cap Value Series. In addition, the U.S. Large Cap Value Series may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by the Series. However, securities may be sold at any time when, in the Advisor's judgment, circumstances warrant their sale. The annual portfolio turnover rates of the Series for the fiscal years ended November 30, 1996 and 1997, respectively, were 20.12% and 17.71%.

             INVESTMENT OBJECTIVES AND POLICIES - FIXED INCOME PORTFOLIOS

RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

     The investment objective of RWB/DFA Two-Year Corporate Fixed Income Portfolio is to maximize total returns consistent with the preservation of capital. This objective will be pursued by investing in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. It is the RWB/DFA Two-Year Corporate Fixed Income Portfolio's policy to acquire obligations which mature within two years from the date of settlement. The RWB/DFA Two-Year Corporate Fixed Income Portfolio principally invests in certificates of deposit, commercial paper, bankers' acceptances, notes and bonds. The Portfolio will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these instruments exceeds the yield to maturity on all other eligible portfolio investments of similar quality for a period of five consecutive days when the NYSE is open for trading. (See "Investments in the Banking Industry.") The RWB/DFA Two-Year Corporate Fixed Income Portfolio may invest in futures contracts and options on futures contracts. To the extent that the Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options if more than 5% of its total assets are then invested in initial margin deposits on such contracts or premiums paid for options.

RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

     The investment objective of the RWB/DFA Two-Year Government Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agencies and consistent with the preservation of capital. Generally, this objective will be pursued by acquiring U.S. government obligations and U.S. government agency obligations that mature within two years from the date of settlement. The RWB/DFA Two-Year Government Portfolio will also acquire repurchase agreements. The Portfolio may invest in futures contracts and options on futures contracts. To the extent that the Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, it will not purchase futures contracts or options if more than 5% of its total assets are then invested in initial margin deposits on such contracts or premiums paid for options.

DESCRIPTION OF INVESTMENTS

     The following is a description of the categories of investments which may be acquired by the Fixed Income Portfolios:

                                                              PERMISSIBLE
                                                              CATEGORIES
                                                              -----------
RWB/DFA Two-Year Corporate Fixed Income Portfolio                1-7
RWB/DFA Two-Year Government Portfolio                            1, 2, 6

     1. U.S. GOVERNMENT OBLIGATIONS - Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

     2. U.S. GOVERNMENT AGENCY OBLIGATIONS - Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, including the Federal National Mortgage Association, Federal Home Loan Bank and the Federal Housing Administration.

     3. CORPORATE DEBT OBLIGATIONS - Non-convertible corporate debt securities (e.g., bonds and debentures) which are issued by companies whose commercial paper is rated Prime-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Rating Group, a Division of The McGraw-Hill Companies ("S&P") and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer's commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody's. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

     4. BANK OBLIGATIONS - Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances. Bank certificates of deposit will be acquired only if the bank has assets in excess of $1,000,000,000.

     5. COMMERCIAL PAPER - Rated, at the time of purchase, A-1 or better by S&P or Prime-1 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody's or AAA by S&P, and having a maximum maturity of nine months.

     6. REPURCHASE AGREEMENTS - Instruments through which the Series purchases securities ("underlying securities") from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the security at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Series will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Series' total assets would be so invested. The Series will also only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

     7. SUPRANATIONAL ORGANIZATION OBLIGATIONS - Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

     The categories of investments that may be acquired by the RWB/DFA Two-Year Corporate Fixed Income and RWB/DFA Two-Year Government Portfolios may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

INVESTMENTS IN THE BANKING INDUSTRY

     The RWB/DFA Two-Year Corporate Fixed Income Portfolio will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments for a period of five consecutive days when the NYSE is open for trading. For the purpose of this policy, which is a fundamental policy of the RWB/DFA Two-Year Corporate Fixed Income Portfolio, which can only be changed by a vote of the shareholders of the Portfolio, banks and bank holding companies are considered to constitute a single industry, the banking industry. When investment in such obligations exceeds 25% of the total net assets of the RWB/DFA Two-Year Corporate Fixed Income Portfolio, the Portfolio will be considered to be concentrating its investments in the banking industry. As of the date of this prospectus, the RWB/DFA Two-Year Corporate Fixed Income Portfolio is concentrating its investments in the banking industry.

     The types of bank and bank holding company obligations in which the RWB/DFA Two-Year Corporate Fixed Income Portfolio may invest include:
dollar-denominated certificates of deposit, bankers' acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the

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date of settlement, provided such obligations meet the Portfolio's established credit rating criteria as stated under "Description of Investments." In addition, the RWB/DFA Two-Year Corporate Fixed Income Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

PORTFOLIO STRATEGY

     The RWB/DFA Two-Year Corporate Fixed Income Portfolio will be managed with a view to capturing credit risk premiums and term or maturity premiums. As used herein, the term "credit risk premium" means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury and "maturity risk premium" means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the RWB/DFA Two-Year Corporate Fixed Income Portfolio will be chosen with a view to maximizing anticipated monthly returns, net of trading costs.


     The Fixed Income Portfolios are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. It is anticipated that the annual turnover rate of the RWB/DFA Two-Year Corporate Fixed Income Portfolio could be 0% to 200%, and the RWB/DFA Two-Year Government Portfolio could be 100% to 500%. Prior to November 30, 1997, the RWB/DFA Two-Year Corporate Fixed Income Portfolio invested all of its assets in DFA Two-Year Corporate Fixed Income Series of the Trust, and the RWB/DFA Two-Year Government Portfolio invested all of its assets in DFA Two-Year Government Series of the Trust. The annual portfolio turnover rates of the DFA Two-Year Corporate Fixed Income Series and the DFA Two-Year Government Series of the Trust for the fiscal year ended November 30, 1997 were 147.78% and 153.67%, respectively. While the Fixed Income Portfolios acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a "cost" of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor's judgment, the monthly return of the RWB/DFA Two-Year Corporate Fixed Income Portfolio or the RWB/DFA Two-Year Government Portfolio will be increased as a result of portfolio transactions after taking in to account the cost of trading. It is anticipated that securities will be acquired in the secondary markets for short term instruments.


                                   SECURITIES LOANS


     The Portfolios and the U.S. Large Cap Value Series of the Trust are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Portfolios or the Series may earn additional income from lending securities, such activity is incidental to the Portfolios' or the Series' investment objective. The value of securities loaned may not exceed 33 1/3% of the value of the Portfolios' or the Series' total assets. In connection with such loans, the Portfolios or the Series will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Portfolios or the Series will be able to terminate the loan at any time, will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, the Portfolios or the Series could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures. Although the RWB/DFA U.S. High Book to Market Portfolio is authorized to lend its portfolio securities, as long as it holds only shares of the U.S. Large Cap Value Series, it will not do so.

                                     RISK FACTORS

FOREIGN SECURITIES

     The RWB/DFA Two-Year Corporate Fixed Income Portfolio invests in foreign issuers. Such investments involve risks that are not associated with investments in U.S. public companies. Such risks may include legal, political and or diplomatic actions of foreign governments, such as imposition of withholding taxes on interest and dividend income payable on the securities held, possible seizure or nationalization of foreign deposits, establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the value of the assets held by the RWB/DFA Two-Year Corporate Fixed Income Portfolio. Further, foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those of U.S. public companies and there may be less publicly available information about such companies than comparable U.S. companies. The RWB/DFA Two-Year Corporate Fixed Income Portfolio may also invest in obligations of supranational organizations. The value of the obligations of these organizations may be adversely affected if one or more of their supporting governments discontinue their support.


     The economies of many countries in which the RWB/DFA Two-Year Corporate Fixed Income Portfolio invests are not as diverse or resilient as the U.S. economy, and have significantly less financial resources. Some countries are more heavily dependent on international trade and may be affected to a greater extent by protectionist measures of their governments, or dependent upon a relatively limited number of commodities and, thus, sensitive to changes in world prices for these commodities.



     In many foreign countries, stock markets are more variable than U.S. markets for two reasons. Contemporaneous declines in both (i) foreign securities prices in local currencies and (ii) the value of local currencies in relation to the U.S. dollar can have a significant negative impact on the net asset value of RWB/DFA Two-Year Corporate Fixed Income Portfolio. The net asset value of the Portfolio is denominated in U.S. dollars, and, therefore, declines in market price of both the foreign securities held by the RWB/DFA Two-Year Corporate Fixed Income Portfolio and the foreign currency in which those securities are denominated will be reflected in the net asset value of the Portfolio's shares.


BORROWING

     Each Portfolio and the U.S. Large Cap Value Series of the Trust has reserved the right to borrow amounts not exceeding 33% of its net assets for the purpose of making redemption payments. When advantageous opportunities to do so exist, each Portfolio and the U.S. Large Cap Value Series may also purchase securities when borrowings exceed 5% of the value of its net assets. Such purchases can be considered to be "leveraging" and, in such circumstances, the net asset value of the Series or Portfolio may increase or decrease at a greater rate than would be the case if the Series or Portfolio had not leveraged. The interest payable on the amount borrowed would increase the Series' or Portfolios' expenses and, if the appreciation and income produced by the investments purchased when the Series or Portfolios has borrowed are less than the cost of borrowing, the investment performance of the Series or Portfolio will be reduced as a result of leveraging.

PORTFOLIO STRATEGY

     The method employed by the Advisor to manage the U.S. Large Cap Value Series differs from the process employed by many other investment advisors in that the Advisor will rely on fundamental analysis of the investment merits of securities to a limited extent to eliminate potential acquisitions rather than rely on this technique to select securities. Further, because securities generally will be held long-term and will not be eliminated based on short-term price fluctuations, the Advisor generally will not act upon general market movements or short-term price fluctuations of securities to as great an extent as many other investment advisors.

FUTURES CONTRACTS AND OPTIONS ON FUTURES

     Each Portfolio and the U.S. Large Cap Value Series also may invest in futures contracts and options on futures. To the extent that a Portfolio or the U.S. Large Cap Value Series invests in futures contracts and options thereon for other than bona fide hedging purposes, neither the Portfolios nor the Series will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Portfolios' or the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.


     These investments entail the risk that an imperfect correlation may exist between changes in the market value of the stocks owned by the Portfolios or the Series and the prices of such futures contracts and options and, at times, the market for such contracts and options might lack liquidity, thereby inhibiting the Portfolios' or the Series' ability to close a position in such investments. Gains or losses on investments in options and futures depends on the direction of securities prices, interest rates and other economic factors and the loss from investing in futures transactions is potentially unlimited. The Portfolios' or the Series' investments in futures and options are subject to special tax rules that may affect the amount, timing and character of the income earned by the Portfolios or the Series. These rules may, in turn, affect the distributions received by the Portfolios' shareholders. (These special tax rules are discussed in the statement of additional information.)


BANKING INDUSTRY CONCENTRATION

     Concentrating in obligations of the banking industry may involve additional risk by foregoing the safety of investing in a variety of industries. Changes in the market's perception of the riskiness of banks relative to non-banks could cause more fluctuations in the net asset value of the RWB/DFA Two-Year Corporate Fixed Income Portfolio than might occur in a less concentrated portfolio.

REPURCHASE AGREEMENTS

     Each Portfolio and the U.S. Large Cap Value Series may invest in repurchase agreements. In the event of bankruptcy of the other party to a repurchase agreement, the Fund or the Trust could experience delay in recovering the securities underlying such agreement. Management believes that this risk can be controlled through stringent security selection criteria and careful monitoring procedures.


                             MANAGEMENT OF THE PORTFOLIOS

     The Advisor serves as investment advisor to the Fixed Income Portfolios and U.S. Large Cap Value Series and, as such, is responsible for the management of their respective assets. Investment decisions for the Fixed Income Portfolios and the U.S. Large Cap Value Series are made by the Investment Committee of the Advisor, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Fixed Income Portfolios and the U.S. Large Cap Value Series with a trading department and selects brokers and dealers to effect securities transactions.


     Securities transactions are placed with a view to obtaining the best price and execution of such transactions. The Advisor is authorized to pay a higher commission to a broker, dealer or exchange member than another such organization might charge if it determines, in good faith, that the commission paid is reasonable in relation to the research or brokerage services provided by such organization. For the fiscal year ended November 30, 1997, the U.S. Large Cap Value Series, the Two-Year Corporate Fixed Income Series and the Two-Year Government Series each paid an investment management fee to the Advisor equal to
 .10%, .15%, and .15%, respectively, of its average net assets on an annual basis. For the fiscal year ended November 30, 1997, the total expenses of the RWB/DFA U.S. High Book to Market Portfolio, the RWB/DFA Two-Year Corporate Fixed

Income Portfolio and the RWB/DFA Two-Year Government Portfolio were 0.36%, 0.34% and 0.37%, respectively.



     Each Portfolio and the U.S. Large Cap Value Series bears all of its own costs and expenses, including: services of its independent accountants, legal counsel, brokerage commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors or trustees, the cost of filing its registration statements under federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees. Expenses allocable to a particular Portfolio or Series are so allocated and expenses which are not allocable to a particular Portfolio or Series are borne by the Portfolio and Series on the basis of their relative net assets.


     The Advisor was organized in May, 1981, and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $26 billion. David G. Booth and Rex A. Sinquefield (directors and officers of both the Fund and the Advisor, trustees and officers of the Trust and shareholders of the Advisor) may be deemed controlling persons of the Advisor.

     The Board of Directors is responsible for establishing Portfolio policies and for overseeing the management of the Portfolios. Each of the Directors and officers of the Fund is also a Trustee and officer of the Trust. The Directors of the Fund, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the RWB/DFA U.S. High Book to Market Portfolio and the U.S. Large Cap Value Series. The statement of additional information relating to the Portfolios furnishes information about the Directors and officers of the Fund. (See "DIRECTORS AND OFFICERS" in the statement of additional information.)

ADMINISTRATIVE SERVICES


     The Fund has entered into an administration agreement with the Advisor on behalf of RWB/DFA U.S. High Book to Market Portfolio. Pursuant to the administration agreement, the Advisor will perform various services, including: supervision of the services provided by the Portfolio's custodian and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; assisting the Fund to comply with the provisions of federal, state, local and foreign securities, tax and other laws applicable to the Portfolio; providing shareholders of record with information about the Portfolio and their investments as they or the Fund may request; assisting the Fund to conduct meetings of shareholders of record; furnishing information as the Board of Directors may require regarding the U.S. Large Cap Value Series; and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request. The Advisor also provides the Fund with office space and personnel. For these administrative services, the RWB/DFA U.S. High Book to Market Portfolio pays the Advisor a monthly fee which, on an annual basis, equals .01% of the average daily net assets of the Portfolio.



     PFPC Inc. ("PFPC") serves as the administrative and accounting services, dividend disbursing and transfer agent for the Portfolios and the U.S. Large Cap Value Series. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include administrative services such as day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services.


CLIENT SERVICE AGENT


     Pursuant to a Client Service Agent Agreement with each Portfolio, RWBAS performs various services for the Portfolios, including establishment of a toll-free telephone number for shareholders of each Portfolio to use to obtain or receive up-to-date account information; providing to shareholders quarterly and other reports with respect to the performance of each Portfolio; and providing shareholders with such information regarding the operations and affairs of each Portfolio, and their investment in its shares, as the shareholders or the Board of Directors may reasonably request. For its services, each Portfolio pays RWBAS a monthly fee which, on an annual basis, equals .09% of the average daily net assets of the RWB/DFA U.S. High Book to Market Portfolio and .03% of the Fixed Income Portfolios. RWBAS agreed to waive its client services fee for the Fixed Income Portfolios through December 31, 1996. Beginning March 2, 1998, the monthly fee payable to RWBAS will increase to an amount which on an annual basis equals .04% of the Fixed Income Portfolios.


                   DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

     Each Portfolio of the Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), so that it will not be liable for federal income taxes to the extent that its net investment income and net realized capital gains are distributed. The Portfolios distribute dividends from their net investment income quarterly. The Portfolios will distribute any realized net capital gains annually after the end of the Fund's fiscal year. Each Portfolio of the Fund is treated as a separate corporation for federal tax purposes.


     As noted above, the RWB/DFA U.S. High Book to Market Portfolio seeks to achieve its investment objective by investing all of its investable assets in the U.S. Large Cap Value Series of the Trust. The U.S. Large Cap Value Series intends to qualify each year as a regulated investment company under the Code. Special tax rules may apply in determining the income and gains that the Series earns on its investments. These rules may, in turn, affect the amount of distributions that the RWB/DFA U.S. High Book to Market Portfolio pays to its shareholders.

     The RWB/DFA U.S. High Book to Market Portfolio receives income in the form of income dividends paid by the U.S. Large Cap Value Series. This income, less the expenses incurred in operations, is the Portfolio's net investment income from which income dividends are distributed as described above. The Portfolio also may receive capital gains distributions from the U.S. Large Cap Value Series and may realize capital gains upon the redemption of the shares of the U.S. Large Cap Value Series. Any net realized capital gains of the RWB/DFA U.S. High Book to Market Portfolio will be distributed as described below.

     Whether paid in cash or additional shares and regardless of the length of time a Portfolio's shares have been owned by shareholders who are subject to federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. For those investors subject to tax, if purchases of shares of a Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Fund as to the federal tax status of dividends and distributions paid by the Portfolio whose shares they own.

     Shareholders of each Portfolio will automatically receive all income dividends and any capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date), unless upon written notice to the transfer agent the shareholder selects one of the following options:

     Income Option -          to receive income dividends in cash and capital
                              gains distributions in additional shares at net asset value.

     Capital Gains Option -   to receive capital gains distributions in cash and
                              income dividends in additional shares at net asset value.

     Cash Option -            to receive both income dividends and capital gains
                              distributions in cash.

     Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

     The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios of the Fund. Any loss incurred on sale or exchange of a Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

     Since virtually all of the net investment income from the Fixed Income Portfolios is expected to arise from earned interest, it is not expected that either of the Portfolios' distributions will be eligible for the dividends received deduction for corporations. The portion of dividends paid by the RWB/DFA U.S. High Book to Market Portfolio from net investment income that is eligible for the corporate dividends received deduction depends on the Portfolio's pro rata share of the aggregate qualifying dividend income received by the U.S. Large Cap Value Series from domestic (U.S.) sources.


     The Series may be subject to foreign withholding taxes on income from certain of its foreign securities. These taxes will, in turn, reduce the amount of distributions the RWB/DFA U.S. High Book to Market Portfolio pays to its shareholders. If the Series purchases shares in certain foreign entities, called "passive foreign investment companies," the Series may be subject to U.S. federal income tax and a related interest charge on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Series to the RWB/DFA U.S. High Book to Market Portfolio.



     In addition to federal taxes, shareholders may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange of Portfolio shares. Except in the case of the RWB/DFA U.S. High Book to Market Portfolio, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.


     A Portfolio is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on the account registration form your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

     The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.


                                  PURCHASE OF SHARES

     Only clients of RWBAS are eligible to purchase shares of the Portfolios. Investors should first contact RWBAS at (800) 366-7266, ext. 124, to notify RWBAS of the proposed investment.

     Most shares of the Portfolios that will be purchased or sold through omnibus accounts maintained by securities firms may be subject to a service fee or commission for such transactions. Clients of RWBAS may also be subject to investment advisory fees under their own arrangements with RWBAS.


     Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

IN KIND PURCHASES

     If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by such Portfolio or, with respect to the RWB/DFA U.S. High Book to Market Portfolio, by the U.S. Large Cap Value Series or otherwise represented in the Portfolio's or the Series' portfolio as described in this prospectus. Securities to be exchanged which are accepted by the Fund and Fund shares to be issued therefore will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer.


     The Fund will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio or the U.S. Large Cap Value Series, as applicable, and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists or otherwise; and (3) at the discretion of the Fund, the value of any such security (except U.S. government securities) being exchanged together with other securities of the same issuer owned by the Portfolio or the U.S. Large Cap Value Series, as applicable, may not exceed 5% of the net assets of the Portfolio or the Series immediately after the transaction. The Fund will accept such securities for investment and not for resale.


     A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities. Investors interested in such exchanges should contact the Advisor.


                                 VALUATION OF SHARES

     The net asset value per share of each Portfolio and the U.S. Large Cap Value Series is calculated as of the close of the NYSE by dividing the total market value of its investments and other assets, less any liabilities, by the total outstanding shares of the stock of the Series or Portfolio. The value of the RWB/DFA U.S. High Book to Market Portfolio's shares will fluctuate in relation to the investment experience of the U.S. Large Cap Value Series. Securities held by a Portfolio or the U.S. Large Cap Value Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, the U.S. Large Cap Value Series values such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund or the Board of Trustees of the Trust, as applicable.

     The value of the shares of the Fixed Income Portfolios will tend to fluctuate with interest rates because, unlike money market funds, these Portfolios do not seek to stabilize the value of their respective shares by use of the "amortized cost" method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Securities which are traded over-the-counter and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed-income securities this ordinarily will be the over-the-counter market. Securities held by the Fixed Income Portfolios may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the current market value of such securities. Other assets and securities for which quotations are not readily available will be valued in good faith at fair value using methods determined by the Board of Directors.

     Provided that RWBAS has received the investor's investment instructions in good order and the Custodian has received the investor's payment, shares of the Portfolio selected will be priced at the net asset value calculated next after receipt of the order by PFPC. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. The Fund reserves the right to redeem shares owned by any purchaser whose order is canceled to recover any resulting loss to the Fund and may prohibit or restrict the manner in which such purchaser may place further orders.


     Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolios is minimal and, therefore, the shares of the Portfolios are currently sold at net asset value, without imposition of a fee that would be used to reimburse a Portfolio for such cost ("reimbursement fee"). Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Fixed Income Portfolios and, with respect to the RWB/DFA U.S. High Book to Market Portfolio, the U.S. Large Cap Value Series. Any such charges will be described in the prospectus.


                                     DISTRIBUTION

     The Fund acts as distributor of the Portfolios' shares. It has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of DFA, pursuant to which DFA Securities Inc. is responsible for supervising the sale of the Portfolios' shares. No compensation is paid by the Fund to DFA Securities Inc. under this agreement.


                                  EXCHANGE OF SHARES


     An investor may exchange shares of one Portfolio for those of another Portfolio described in this prospectus or a portfolio of DFA Investment Dimensions Group Inc., an open-end, management investment company ("DFAIDG"), by first contacting RWBAS and completing the documentation required by RWBAS and the Advisor.



     The minimum amount for an exchange into a portfolio of DFAIDG is $100,000. Exchanges are accepted only into those portfolios of DFAIDG that are eligible for the exchange privilege of DFAIDG. Investors should contact RWBAS for a list of those portfolios of DFAIDG that accept exchanges.


     The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Fund or DFAIDG , any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolio and of the portfolio of DFAIDG involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of the Portfolio.


     The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received an Exchange Form in good order, plus any applicable reimbursement fee on purchases by exchange. "Good order" means a completed Exchange Form specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if the Fund does not have on file the authorized signatures for the account, a guarantee of the signature of each registered owner by an "eligible guarantor institution." Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if the registrations of the two accounts are identical, stock certificates have not been issued and the Fund may issue the shares of the portfolio being acquired in compliance with the securities laws of the investor's state of residence.

     There is no fee imposed on an exchange. However, the Fund reserves the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, the investor could realize a taxable gain or loss on the transaction. The Fund reserves the right to revise or terminate the exchange privilege or limit the amount of or reject any exchange, as deemed necessary, at any time.


                                 REDEMPTION OF SHARES

     An investor who desires to redeem shares of a Portfolio must furnish a redemption request to RWBAS in the form required by RWBAS. The Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a request for redemption in good order by PFPC.


     Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Fund can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.


     With respect to each Portfolio, the Fund reserves the right to redeem a shareholder's account if the value of the shares in a specific account is $500 or less, whether because of redemptions, a decline in the portfolio's net asset value per share or any other reason. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in the Fund in order to bring the value of the shares in the account for a specific portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.



     When in the best interests of a Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities from the Portfolio being redeemed (in the case of the RWB/DFA U.S. High Book to Market Portfolio, by a distribution of portfolio securities that the Portfolio receives from the U.S. Large Cap Value Series) in lieu of cash in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities which were received in payment of redemptions.


                                 GENERAL INFORMATION

     The Portfolios and the U.S. Large Cap Value Series may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period, the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio. Standard quotations of total return are computed in accordance with SEC Guidelines and are presented whenever any non-standard quotations are disseminated. Non-standardized total return quotations may differ from the SEC Guideline computations by covering different time periods. In all cases, disclosures are made when performance quotations differ from the SEC Guidelines. Performance data is based on historical earnings and is not intended to indicate future performance. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Fund's annual report to shareholders of the Portfolios for the fiscal year ended November
30, 1997, contains additional performance information. A copy of the annual report is available upon request and without charge.



     The Fund was incorporated under Maryland law on March 19, 1990. The shares of each Portfolio, when issued and paid for in accordance with the Portfolios' prospectus, will be fully paid and nonassessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature. With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular Portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund's by-laws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.



     The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Series only to institutional investors in private offerings. The Fund may withdraw the investment of the RWB/DFA U.S. High Book to Market Portfolio in the U.S. Large Cap Value Series at any time, if the Board of Directors of the Fund determines that it is in the best interests of the Portfolio to do so. Upon any such withdrawal, the Board of Directors of the Fund would consider what action might be taken, including the investment of all of the assets of the Portfolio in another pooled investment entity having the same investment objective as the Portfolio or the hiring of an investment advisor to manage the Portfolio's assets in accordance with the investment policies described above.


     Whenever the RWB/DFA U.S. High Book to Market Portfolio, as an investor in the U.S. Large Cap Value Series, is asked to vote on a shareholder proposal, the Fund will solicit voting instructions from the Portfolio's shareholders with respect to the proposal. The Directors of the Fund will then vote the Portfolio's shares in the Series in accordance with the voting instructions received from the Portfolio's shareholders. The Directors of the Fund will vote shares of the Portfolio for which they receive no voting instructions in accordance with their best judgment.


     As of January 30, 1998, the following person(s) owned more than 25% of the voting securities of each Portfolio:

     RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
          Charles Schwab & Co.-REIN*                                     82.87%
          101 Montgomery Street
          San Francisco, CA 94104

     RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO
          Charles Schwab & Co.-CASH*                                     87.09%
          101 Montgomery Street
          San Francisco, CA 94104

     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO
          Charles Schwab & Co.-CASH*                                     91.88%

          101 Montgomery Street
          San Francisco, CA 94104


     *Owners of Record Only

     Shareholder inquiries may be made by writing or calling the Client Service Agent at the address or telephone number appearing on the back cover of this prospectus. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

DIMENSIONAL INVESTMENT GROUP INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

INVESTMENT ADVISOR
DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue
11th floor
Santa Monica, CA  90401
Tel. No. (310) 395-8005

CLIENT SERVICE AGENT
Reinhardt Werba Bowen Advisory Services
1190 Saratoga Avenue, Suite 200
San Jose, CA 95129
Tel. No. (800) 366-7266

CUSTODIAN
PNC BANK, N.A.
200 Stevens Drive, Airport Business Center
Lester, PA  19113


ACCOUNTING SERVICES, DIVIDEND DISBURSING AND TRANSFER AGENT
PFPC INC.
400 Bellevue Parkway
Wilmington, DE  19809


LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP

2600 One Commerce Square
Philadelphia, PA  19103-7098

INDEPENDENT ACCOUNTANTS
COOPERS & LYBRAND L.L.P.
2400 Eleven Penn Center
19th and Market Streets
Philadelphia, PA  19103

                        DIMENSIONAL INVESTMENT GROUP INC.


                    RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO
                RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO
                       RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

           1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA  90401
                             TELEPHONE:  (310) 395-8005

                        STATEMENT OF ADDITIONAL INFORMATION


                                   MARCH 3, 1998


     This statement of additional information is not a prospectus but should be read in conjunction with the prospectus of RWB/DFA U.S. High Book to Market Portfolio, RWB/DFA Two-Year Corporate Fixed Income Portfolio and RWB/DFA Two-Year Government Portfolio (individually, a "Portfolio" and collectively, the "Portfolios") of Dimensional Investment Group Inc. (the "Fund"), dated March 3, 1998, as amended from time to time, which can be obtained from the Fund by writing to the Fund at the above address or by calling the above telephone number.


                                  TABLE OF CONTENTS


                                                                            PAGE

INVESTMENT OBJECTIVE AND POLICIES. . . . . . . . . . . . . . . . . . . . . .  2

BROKERAGE TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .  2

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .  3

FUTURES CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5

FEDERAL TAX TREATMENT OF FUTURES CONTRACTS . . . . . . . . . . . . . . . . .  6

DIRECTORS AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . . . . .  6

ADMINISTRATIVE SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .  9

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  9

PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . . . . . . . . . . . .  9

PURCHASE OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11

CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . . . . 11

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12

                       INVESTMENT OBJECTIVE AND POLICIES

     The following information supplements the information set forth in the prospectus under the caption "RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO -INVESTMENT OBJECTIVE AND POLICIES" and applies to the DFA U.S. Large Cap Value Series (the "U.S. Large Cap Value Series") of The DFA Investment Trust Company (the "Trust").


     Because the structure of the U.S. Large Cap Value Series is based on the relative market capitalizations of eligible holdings, it is possible that the U.S. Large Cap Value Series might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Fund and the issuer would be deemed "affiliated persons" under the Investment Company Act of 1940 ("1940 Act") and certain requirements of the 1940 Act regulating dealings between affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the U.S. Large Cap Value Series and the anticipated amount of the Series' assets intended to be invested in such securities, management does not anticipate that the U.S. Large Cap Value Series will include as much as 5% of the voting securities of any issuer.


                             BROKERAGE TRANSACTIONS

     The RWB/DFA Two-Year Corporate Fixed Income Portfolio and the RWB/DFA Two-Year Government Portfolio (collectively, the "Fixed Income Portfolios") acquire and sell securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions for the Fixed Income Portfolios, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Portfolios effect transactions.

     Portfolio transactions will be placed with a view to receiving the best price and execution. In addition, the Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected. Brokers will be selected with these goals in view. The Advisor monitors the performance of brokers which effect transactions for the Fixed Income Portfolios, if any, and the U.S. Large Cap Value Series to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Fixed Income Portfolios, if any, and the U.S. Large Cap Value Series to brokers to ascertain that such rates are competitive with those charged by other brokers for similar services. For the fiscal years ended November 30, 1997, 1996 and 1995, the U.S. Large Cap Value Series paid brokerage commissions of $929,005, $934,452 and $410,503, respectively. The substantial increases or decreases in the amount of brokerage commissions paid by the Series from year to year resulted from increases or decreases in the amount of securities that were bought and sold by the Series.

     Transactions also may be placed with brokers who provide the Advisor with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The Investment Advisory Agreement for the Fixed Income Portfolios and the Investment Management Agreement for the U.S. Large Cap Value Series permit the Advisor knowingly to pay commissions on these transactions which are greater than another broker might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to assets under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Series. During the fiscal year ended November 30, 1997, the U.S. Large Cap Value Series paid $122,527 in commissions (on securities transactions totalling $78,961,638 in value) to brokers which provided market price monitoring services, market studies and research services to the Series.

     The over-the-counter market ("OTC") companies eligible for purchase by the U.S. Large Cap Value Series are thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, Instinet and with dealers on an agency basis when the Advisor determines that the securities may not be available from other sources at a more favorable price. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor sometimes to trade larger blocks than would be possible by going through a single market maker.

     The Advisor places buy and sell orders on Instinet when the Advisor determines that the securities may not be available from other sources at a more favorable price. Instinet is an electronic information and communication network whose subscribers include most market makers as well as many institutions. Instinet charges a commission for each trade executed on its system. On any given trade the U.S. Large Cap Value Series, by trading through Instinet, would pay a spread to a dealer on the other side of the trade plus a commission to Instinet. However, placing a buy (or sell) order on Instinet communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the U.S. Large Cap Value Series can effect transactions at the best available prices.


     The RWB/DFA U.S. High Book to Market Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the U.S. Large Cap Value Series, except if the Portfolio receives securities from the Series to satisfy the Portfolio's redemption request.

                                INVESTMENT LIMITATIONS

     Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be effected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio. The investment limitations of the U.S. Large Cap Value Series are the same as those of the RWB/DFA U.S. High Book to Market Portfolio.

     The Portfolios will not:

     (1) invest in commodities or real estate, including limited partnership interests therein, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate and may purchase or sell financial futures contracts and options thereon;

     (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors;

     (3) as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer;

     (4) purchase or retain securities of an issuer, if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (5) borrow, except from banks as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33% of its net assets, or pledge more than 33% of such assets to secure such loans;

     (6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above;

     (7) invest more than 15% of the value of the Portfolio's total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments;

     (8) engage in the business of underwriting securities issued by others;

     (9) invest for the purpose of exercising control over management of any company;

     (10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization;

     (11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

     (12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry, except the RWB/DFA Two-Year Corporate Fixed Income Portfolio shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under "Investments in the Banking Industry" and as otherwise described under "Portfolio Strategy;"

     (13) write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs;

     (14) purchase warrants, except that the RWB/DFA U.S. High Book to Market Portfolio may acquire warrants as a result of corporate actions involving its holdings of equity securities;

     (15) purchase securities on margin or sell short;

     (16) acquire more than 10% of the voting securities of any issuer, provided that this limitation applies only to 75% of the assets of the RWB/DFA U.S. High Book to Market Portfolio; or

     (17) issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act.


     The investment limitations described in (3), (4), (7), (9), (10), (11),
(12) and (16) above do not prohibit the RWB/DFA U.S. High Book to Market Portfolio from investing all or substantially all of its assets in the shares of another registered open-end investment company, such as the U.S. Large Cap Value Series of the Trust.

     The investment limitations described in (1) and (15) above do not prohibit a Portfolio that may purchase or sell financial futures contracts and options thereon from making margin deposits to the extent permitted under applicable regulations.

     Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the RWB/DFA U.S. High Book to Market Portfolio will only hold shares of the U.S. Large Cap Value Series, such Portfolio does not intend to lend those shares.




     The RWB/DFA Two-Year Corporate Fixed Income Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the "1933 Act"), subject to the requirements regarding credit ratings stated in the prospectus under "Description of Investments." Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities.


     While the Portfolios and the U.S. Large Cap Value Series have retained authority to buy and sell financial futures contracts and options thereon, they have no present intention to do so.


     Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, "total assets" refers to the assets that the Series owns, and does not include assets which the Series does not own but over which it has effective control. For example, when applying a percentage investment limitation that is based on total assets, the Series will exclude from its total assets those assets which represent collateral received by the Series for its securities lending transactions.


     Unless otherwise indicated, all limitations applicable to the investments of the Portfolios and the U.S. Large Cap Value Series apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio's or the U.S. Large Cap Value Series' assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's or the Series' total assets will not require a Portfolio or the Series to dispose of an investment until the Advisor determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                                  FUTURES CONTRACTS

     Please note that while the following discussion relates to the policies of a Portfolio with respect to futures contracts, it should be understood that with respect to the RWB/DFA U.S. High Book to Market Portfolio, the discussion applies to the U.S. Large Cap Value Series of the Trust in which such Portfolio invests all of its assets.

     The Portfolios and the U.S. Large Cap Value Series may enter into futures contracts and options on futures contracts only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. A Portfolio or the U.S. Large Cap Value Series will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes, to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to a Portfolio or the U.S. Large Cap Value Series. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios and the U.S. Large Cap Value Series expect to earn income on their margin deposits. To the extent that a Portfolio or the Series invests in futures contracts and options thereon for other than bona fide hedging purposes, no Portfolio or Series will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums paid for open futures options would exceed 5% of the Portfolio's or the Series' total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Securities and Exchange Commission (the "Commission"), the Portfolios or the Series may be required to maintain segregated accounts consisting of liquid assets, such as cash or liquid securities (or, as permitted under applicable regulation, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts.


     Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, a Portfolio or the U.S. Large Cap Value Series would continue to be required to make variation margin deposits. In such circumstances, if a Portfolio or the U.S. Large Cap Value Series has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

                      FEDERAL TAX TREATMENT OF FUTURES CONTRACTS

     Except for transactions a Portfolio or the U.S. Large Cap Value Series has identified as hedging transactions, the Portfolio or Series is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In most cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Furthermore, sales of futures contracts which are intended to hedge against a change in the value of securities held by a Portfolio or the U.S. Large Cap Value Series may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.


     In order for a Portfolio or the U.S. Large Cap Value Series to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities and other income derived with respect to the Portfolio's or the Series' business of investing in securities. It is anticipated that any net gain realized from closing futures contracts will be considered gain from the sale of securities and, therefore, constitute qualifying income for purposes of the 90% requirement. The Portfolios and the U.S. Large Cap Value Series will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes (including unrealized gains at the end of the Portfolios' or the Series' fiscal year) on futures transactions. Such distributions will be combined with distributions of capital gains realized on the Portfolios' or the Series' other investments.


                            DIRECTORS AND OFFICERS

     The names, addresses and dates of birth of the directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below.

DIRECTORS


     David G. Booth, Director*, (12/2/46), President and Chairman-Chief Executive Officer, Santa Monica, CA. President, Chairman-Chief Executive Officer and Director, of the following companies: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc. (registered investment company) and Dimensional Emerging Markets Fund Inc. (registered investment company). Trustee, President and Chairman-Chief Executive Officer of The DFA Investment Trust Company (registered investment company). Chairman and Director, Dimensional Fund Advisors Ltd.


     George M. Constantinides, (9/22/47), Director, Chicago, IL. Leo Melamed Professor of Finance, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc.

     John P. Gould, (1/19/39), Director, Chicago, IL. Steven G. Rothmeier Distinguished Service Professor of Economics, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company and First Prairie Funds (registered investment companies). Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Harbor Investment Advisors. Executive Vice President, Lexecon Inc. (economics, law, strategy and finance consulting).

     Roger G. Ibbotson, (5/27/43), Director, New Haven, CT. Professor in Practice of Finance, Yale School of Management. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Hospital Fund, Inc. (investment management services) and BIRR Portfolio Analysis, Inc. (software products). Chairman and President, Ibbotson Associates, Inc. (software, data, publishing and consulting).


     Merton H. Miller, (5/16/23), Director, Chicago, IL. Robert R. McCormick Distinguished Service Professor Emeritus, Graduate School of Business, University of Chicago. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc. and Public Director, Chicago Mercantile Exchange.

     Myron S. Scholes, (7/1/42), Director, Greenwich, CT. Limited Partner, Long-Term Capital Management L.P. (money manager). Frank E. Buck Professor Emeritus of Finance, Graduate School of Business and Professor of Law, Law School, Senior Research Fellow, Hoover Institution, (all) Stanford University. Trustee, The DFA Investment Trust Company. Director, DFA Investment Dimensions Group Inc., Dimensional Emerging Markets Fund Inc., Benham Capital Management Group of Investment Companies and Smith Breeden Group of Investment Companies.

     Rex A. Sinquefield, (9/7/44), Director*, Chairman - Chief Investment Officer, Santa Monica, CA. Chairman-Chief Investment Officer and Director, Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Fund Inc. Trustee, Chairman-Chief Investment Officer of The DFA Investment Trust Company. Chairman, Chief Executive Officer and Director, Dimensional Fund Advisors Ltd.


*Interested Director of the Fund.

OFFICERS


     Each of the officers listed below hold the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, DFA Investment Dimensions Group Inc., The DFA Investment Trust Company, Dimensional Fund Advisors Ltd., and Dimensional Emerging Markets Fund Inc.


     Arthur Barlow, (11/7/55), Vice President, Santa Monica, CA.

     Truman Clark, (4/8/41), Vice President, Santa Monica, CA. Consultant until October 1995 and Principal and Manager of Product Development, Wells Fargo Nikko Investment Advisors, San Francisco, CA from 1990-1994.

     Maureen Connors, (11/17/36), Vice President and Assistant Secretary, Santa Monica, CA.


     Robert Deere, (10/8/57), Vice President, Santa Monica, CA.

     Irene R. Diamant, (7/16/50), Vice President and Secretary (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA.

     Richard Eustice, (8/5/65), Vice President and Assistant Secretary, Santa Monica, CA.

     Eugene Fama, Jr., (1/21/61), Vice President, Santa Monica, CA.

     Kamyab Hashemi-Nejad, (1/22/61), Vice President, Controller and Assistant Treasurer, Santa Monica, CA.


     Stephen P. Manus, (12/26/50), Vice President, Santa Monica, CA. Managing Director, ANB Investment Management and Trust Company from 1985-1993; President, ANB Investment Management and Trust Company from 1993-1997.

     Karen McGinley, (3/10/66), Vice President, Santa Monica, CA.

     Catherine L. Newell, (5/7/64), Vice President and Assistant Secretary (for all entities other than Dimensional Fund Advisors Ltd.), Santa Monica, CA. Associate, Morrison & Foerster, LLP from 1989 to 1996.

     David Plecha, (10/26/61), Vice President, Santa Monica, CA.

     George Sands, (2/8/56), Vice President, Santa Monica, CA.

     Michael T. Scardina, (10/12/55), Vice President, Chief Financial Officer and Treasurer, Santa Monica, CA.

     Jeanne C. Sinquefield, Ph.D., (12/2/46), Executive Vice President, Santa Monica, CA.

     Scott Thornton, (3/1/63), Vice President, Santa Monica, CA.

     Weston Wellington, (3/1/51), Vice President, Santa Monica, CA. Director of Research, LPL Financial Services, Inc., Boston, MA from 1987 to 1994.

     Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

     **Directors and officers as a group own less than 1% of each Portfolio's outstanding stock.


     Set forth below is a table listing, for each director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended November 30, 1997, and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.


                                     Aggregate          Total Compensation from
                                   Compensation                 Fund
Director                             from Fund             and Fund Complex
--------                           ------------         -----------------------

George M. Constantinides              $5,000                   $30,000
John P. Gould                         $5,000                   $30,000
Roger G. Ibbotson                     $5,000                   $30,000
Merton H. Miller                      $5,000                   $30,000
Myron S. Scholes                      $5,000                   $30,000



*moved from here; text not shown


                               ADMINISTRATIVE SERVICES

     PFPC Inc. ("PFPC") serves as the accounting services, dividend disbursing and transfer agent for the Portfolios and the U.S. Large Cap Value Series. The services provided by PFPC are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the net asset value of the shares, preparation of reports, liaison with the Portfolios' and the Series' custodian, and dividend disbursing agency services.

     For its services, the RWB/DFA U.S. High Book to Market Portfolio pays PFPC a monthly fee of $1,000. The RWB/DFA Two-Year Corporate Fixed Income Portfolio and the RWB/DFA Two-Year Government Portfolio each pay PFPC .0513% of the first $100 million of net assets; .0308% of the next $100 million of net assets; and
 .0205% of net assets over $200 million.


                                  OTHER INFORMATION

     For the services it provides as investment advisor to the Fixed Income Portfolios and the U.S. Large Cap Value Series, the Advisor is paid a monthly fee calculated as a percentage of average net assets of each Fixed Income Portfolio and the U.S. Large Cap Value Series. Prior to November 30, 1997, the RWB/DFA Two-Year Corporate Fixed Income Portfolio invested all of its assets in DFA Two-Year Corporate Fixed Income Series of the Trust and the RWB/DFA Two-Year Government Portfolio invested all of its assets in DFA Two-Year Government Series of the Trust. For the fiscal year ended November 30, 1997, the DFA Two-Year Corporate Fixed Income Series, the DFA Two-Year Government Series and the U.S. Large Cap Value Series paid advisory fees of $210,435, $175,486 and $1,255,135, respectively. The U.S. Large Cap Value Series has more than one investor; this dollar amount represents the total dollar amount of advisory fees paid by the U.S. Large Cap Value Series to the Advisor.


     The Fund was known as DFA U.S. Large Cap Inc. from February 1992, until the Fund amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Fund's Articles of Incorporation, the Fund was known as DFA U.S. Large Cap Portfolio Inc.
The Fund commenced offering shares of the Portfolios in May 1996.

     PNC Bank, N.A. serves as the custodian for the Portfolios and the U.S. Large Cap Value Series. The custodian maintains a separate account or accounts for the Portfolios and the Series; receives, holds and releases portfolio securities on account of the Portfolios and the Series; makes receipts and disbursements of money on behalf of the Portfolios and the Series; and collects and receives income and other payments and distributions on account of the Portfolios' and the Series' portfolio securities.

     Coopers & Lybrand L.L.P., the Fund's independent accountants, audits the Fund's financial statements on an annual basis.

                           PRINCIPAL HOLDERS OF SECURITIES



     As of January 30, 1998, the following person(s) beneficially owned 5% or more of the outstanding stock of each Portfolio:


                      RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

          Charles Schwab & Co.-REIN*                                      82.87%
          101 Montgomery Street
          San Francisco, CA  94104

          Donaldson, Lufkin & Jenrette Securities Corp.-
          Pershing Division*                                              15.77%
          P.O. Box 2052
          Jersey City, NJ  07303

                  RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

          Charles Schwab & Co.-CASH*                                      87.09%
          101 Montgomery Street
          San Francisco, CA  94104

          Donaldson, Lufkin & Jenrette Securities Corp.-
          Pershing Division*                                              10.03%
          P.O. Box 2052
          Jersey City, NJ  07303

                        RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

          Charles Schwab & Co.-CASH*                                      91.88%
          101 Montgomery Street
          San Francisco, CA  94104

          Donaldson, Lufkin & Jenrette Securities Corp.-
          Pershing Division*                                               6.48%
          P.O. Box 2052
          Jersey City, NJ  07303

          *Owners of record only.


                                  PURCHASE OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."


     The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") is open for business, regardless of whether the Federal Reserve System is closed.

However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.


     The Fund reserves the right, in its sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

                                 REDEMPTION OF SHARES

     The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."


     The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets, and
(3) for such other periods as the Commission may permit.






     Shareholders may transfer shares of a Portfolio to another person by making a written request therefore to the Advisor who will transmit the request to PFPC. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer.
 The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the prospectus under "REDEMPTION OF SHARES." As with redemptions, the written request must be received in good order before any transfer can be made.


                           CALCULATION OF PERFORMANCE DATA

     Following are quotations of the annualized percentage total returns for each Portfolio for the one-, five-, and ten-year periods ended November 30, 1997 (as applicable) using the standardized method of calculation required by the Commission.

                                                                    One Year   Five Years   Ten Years

                                                                                (8 mos.)
          RWB/DFA U.S. High Book to Market Portfolio                 25.00%      22.19%        n/a

                                                                                (17 mos.)
          RWB/DFA Two-Year Corporate Fixed Income Portfolio           5.67%       6.29%        n/a
                                                                                                             (17 mos.)
                                                                                (17 mos.)
          RWB/DFA Two-Year Government Portfolio                       5.58%       6.31%        n/a




     For purposes of calculating the performance of the RWB/DFA U.S. High Book to Market Portfolio, the performance of the U.S. Large Cap Value Series will be utilized for the period prior to when the Portfolio commenced operations, and, if applicable, restated to reflect the Portfolio's fees and expenses. As the following formula indicates, each Portfolio and the U.S. Large Cap Value Series determines its average annual total return by finding the average annual compound rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The calculation also assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the Commission's formula:


P(1 + T)n  = ERV

where:

     P   = a hypothetical initial payment of $1,000

     T   = average annual total return

     n   = number of years

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five- and ten-year periods at the end of the one-, five-and ten-year periods (or fractional portion thereof).


     In addition to the standardized method of calculating performance required by the Commission, the Portfolios and the U.S. Large Cap Value Series may disseminate other performance data and may advertise total return calculated on a monthly basis.

     The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio's investment objectives and policies, characteristics and the quality of the Portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

                                 FINANCIAL STATEMENTS


     The audited financial statements and financial highlights of each Portfolio for the Fund's fiscal year ended November 30, 1997, as set forth in the Fund's annual report to shareholders of the Portfolios, and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.

     The audited financial statements of the U.S. Large Cap Value Series, DFA Two-Year Corporate Fixed Income Series and DFA Two-Year Government Series of the Trust for the Trust's fiscal year ended November 30, 1997, as set forth in the Trust's annual report to shareholders and the report thereon of Coopers & Lybrand L.L.P., independent accountants, also appearing therein, are incorporated herein by reference.






     A shareholder may obtain a copy of the reports upon request and without charge, by contacting the Fund at the address or telephone number appearing on the cover of this statement of additional information.

                                        PART C

                                  OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.
          (a)  FINANCIAL STATEMENTS.
               Audited financial statements dated November 30, 1997 for each series of the Registrant were filed on February 5, 1998 via the U.S. Securities and Exchange Commission's EDGAR System in the Annual Report to shareholders of DIMENSIONAL INVESTMENT GROUP INC. pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("1940 Act"). Such financial statements are incorporated by reference into the Statement of Additional Information of DFA International Value Portfolio IV and Emerging Markets Portfolio II dated February 13, 1998, and are incorporated by reference into the Statements of Additional Information of each series of the Registrant other than the DFA International Value Portfolio IV and Emerging Markets Portfolio II, each dated February 27, 1998.

               Audited financial statements of DFA International Value Series and Emerging Markets Series of The DFA Investment Trust Company (the "Trust") for the fiscal year ended November 30, 1997, as set forth in the Trust's Annual Report to shareholders, were filed on February 5, 1998 with the SEC pursuant to Rule 30b2-1 under the 1940 Act and are incorporated by reference into the Statement of Additional Information of DFA International Value Portfolio IV and Emerging Markets Portfolio II dated February 13, 1998. Audited financial statements of Emerging Markets Series, U.S. 6-10 Small Company Series, U.S. 6-10 Value Series, U.S. Large Cap Value Series, DFA One-Year Fixed Income Series, DFA International Value Series, DFA Two-Year Corporate Fixed Income Series and DFA Two-Year Government Series of the Trust for the fiscal year ended November 30, 1997, as set forth in the Trust's Annual Report to shareholders, were filed on February 5, 1998 with the SEC pursuant to Rule 30b2-1 under the 1940 Act and are incorporated by reference into the Statements of Additional Information of each series of the Registrant, other-than the DFA International Value Portfolio IV and Emerging Markets Portfolio II, dated February 27, 1998.

          (b)  EXHIBITS.
               (1)  CHARTER, AS NOW IN EFFECT.
                    (a)  Form of Articles of Restatement.
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 11/12 to the Registration Statement of the Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                         Filing Date:  December 15, 1995.

                    (b) Form of Articles Supplementary. INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 16/17 to the Registration Statement on Form N-1A.
                         File Nos.:  33-33980 and 811-6067.
                         Filing Date:  June 20, 1997.

               (2)  BY-LAWS, AS NOW IN EFFECT.
                    INCORPORATED HEREIN BY REFERENCE TO:
                    Filing: Post-Effective Amendment No. 18/19 to the Registration Statement on Form N-1A.
                    File Nos.: 33-33980 and 811-6067.
                    Filing Date:  February 13, 1998.

               (3)  VOTING TRUST AGREEMENT.
                    None.

               (4) INSTRUMENTS DEFINING RIGHTS OF HOLDERS OF SECURITIES BEING REGISTERED.
                    (a) See Article Fifth of the Registrant's Articles of Restatement
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 11/12 to the Registration Statement of the Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                         Filing Date:  December 15, 1995.

               (5)  (a)  INVESTMENT ADVISORY CONTRACTS:
                         (1) Form of Investment Advisory Agreement between Registrant and DFA re: the RWB/DFA Two-Year Corporate Fixed Income Portfolio.
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 17/18 to the Registration Statement of the Registrant on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:  October 1, 1997.

                         (2) Form of Investment Advisory Agreement between Registrant and DFA re: the RWB/DFA Two-Year Government Portfolio.
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 17/18 to the Registration Statement of the Registrant on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:  October 1, 1997.


               (6) UNDERWRITING DISTRIBUTION CONTRACT BETWEEN THE REGISTRANT AND A PRINCIPAL UNDERWRITER.
                    Distribution Agreement dated April 16, 1993 between the Registrant and DFA Securities Inc. is filed herewith.

               (7)  None.

               (8)  CUSTODY AGREEMENTS.
                    (a) Form of Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) (the "Custody Agreement") is filed herewith.

                         (1) Form of Amendment Number One to the Custody Agreement is filed herewith.

                         (2) Form of Amendment Number Two to the Custody Agreement is filed herewith.

                         (3) Form of Amendment Number Three to the Custody Agreement***.

                         (4) Form of Amendment Number Four to the Custody Agreement***.

                         (5) Form of Amendment Number Five to the Custody Agreement is filed herewith.

                         (6) Form of Amendment Number Six to the Custody Agreement.
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 12/13 to the Registration Statement on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:  December 15, 1995.

                         (7) Form of Amendment Number Seven to the Custody Agreement
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 16/17 to the Registration Statement on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:  June 20, 1997.
                         (8) Form of Amendment Number Eight to the Custody Agreement re: DFA International Value Portfolio IV and Emerging Markets Portfolio II.
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 16/17 to the Registration Statement on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:  June 20, 1997.

               (9)  (a)  Form of Transfer Agency Agreement between the
                         Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) (the "Transfer Agency Agreement") is filed herewith.

                         (1) Form of Amendment to the Transfer Agency Agreement***.

                         (2) Form of Amendment Number One to the Transfer Agency Agreement is filed herewith.

                         (3) Form of Amendment Number Two to the Transfer Agency Agreement is filed herewith.

                         (4) Form of Amendment Number Three to the Transfer Agency Agreement***.

                         (5) Form of Amendment Number Four to the Transfer Agency Agreement***.

                         (6) Form of Amendment Number Five to the Transfer Agency Agreement is filed herewith.

                         (7) Form of Amendment Number Six dated March 1, 1996 to the Transfer Agency Agreement re: the RWB/DFA U.S. High Book to Market Portfolio, RWB/DFA Two-Year Corporate Fixed Income

                              Portfolio and RWB/DFA Two-Year Government
                              Portfolio. INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                              Filing Date:  December 15, 1995.

                         (8) Form of Amendment Number Seven to the Transfer Agency Agreement re: DFA International Value Portfolio IV and Emerging Markets Portfolio II. INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 16/17 to the Registration Statement on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:  June 20, 1997.

                    (b) Form of Administration and Accounting Services Agreement between the Registrant and PFPC Inc. (formerly with Provident Financial Processing Corporation) (the "Accounting Services Agreement") is filed herewith.

                         (1) Form of Amendment to the Accounting Services Agreement**.

                         (2) Form of Amendment Number One to the Accounting Services Agreement is filed herewith.

                         (3) Form of Amendment Number Two to the Accounting Services Agreement is filed herewith.

                         (4) Form of Amendment Number Three to the Accounting Services Agreement***.

                         (5) Form of Amendment Number Four to the Accounting Services Agreement***.

                         (6) Form of Amendment Number Five to the Accounting Services Agreement is filed herewith.

                         (7) Form of Amendment Number Six dated March 1, 1996 to the Accounting

                              Services Agreement re: RWB/DFA U.S. High Book to Market Portfolio, RWB/DFA Two-Year Corporate Fixed Income Portfolio and RWB/DFA Two-Year Government Portfolio. INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                              Filing Date:  December 15, 1995.

                         (8) Form of Amendment Number Seven to the Accounting Services Agreement re: DFA International Value Portfolio IV and Emerging Markets Portfolio II. INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 16/17 to the Registration Statement on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:  June 20, 1997.

                    (c)  ADMINISTRATION AGREEMENTS.
                         (1) Form of between the Registrant and Dimensional Fund Advisors Inc. ("DFA") dated May 3, 1993 re: the DFA 6-10 Institutional Portfolio, is filed herewith.

                         (2) Form of between the Registrant and DFA dated December 1, 1993 re: the DFA International Value Portfolio, is filed herewith.

                         (3) Form of between the Registrant and DFA re: the DFA International Value Portfolio II, is filed herewith.

                         (4) Form of between the Registrant and DFA dated January 1, 1994 re: the U.S. 6-10 Value Portfolio II, is filed herewith.

                         (5) Form of between the Registrant and DFA dated July 1, 1994 re: the U.S. Large Cap Value Portfolio II, is filed herewith.

                         (6) Form of between the Registrant and DFA dated September 30, 1994 re: the DFA One-Year Fixed Income Portfolio II, is filed herewith.

                         (7) Form of between the Registrant and DFA dated December 20, 1994 re: the U.S. Large Cap Value Portfolio III, is filed herewith.

                         (8) Form of between the Registrant and DFA dated December 20, 1994 re: the DFA International Value Portfolio III, is filed herewith.

                         (9) Form of between the Registrant and DFA dated March 1, 1996 re: the RWB/DFA U.S. High Book to Market Portfolio.
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                              Filing Date:  December 15, 1995.

                         (10) Form of between the Registrant and DFA dated March
                              1, 1996 re: the RWB/DFA Two-Year Corporate Fixed Income Portfolio.
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                              Filing Date:  December 15, 1995.

                         (11) Form of between the Registrant and DFA dated March
                              1, 1996 re: the RWB/DFA Two-Year Government
                              Portfolio.
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                              Filing Date:  December 15, 1995.

                         (12) Form of re: DFA International Value Portfolio IV
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 16/17 to the Registration Statement on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:  June 20, 1997.

                         (13) Form of re: Emerging Markets Portfolio II.
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 16/17 to the Registration Statement on Form N-1A.
                              File Nos.:  33-33980 and 811-6067.
                              Filing Date:  June 20, 1997.

                    (d)  CLIENT SERVICE AGREEMENTS.
                         (1) Form of re: the RWB/DFA Two-Year Corporate Fixed Income Portfolio.
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                              Filing Date:  December 15, 1995.

                         (2) Form of re: the RWB/DFA Two-Year Government Portfolio.
                              INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                              Filing Date:  December 15, 1995.

                         (3) Form of Client Service Agent Agreement re: the RWB/DFA U.S. High Book-to-Market Portfolio. INCORPORATED HEREIN BY REFERENCE TO:
                              Filing: Post-Effective Amendment No. 12/13 to the Registration Statement of Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                              Filing Date:  December 15, 1995.

                    (e)  OTHER.
                         (1) Form of Facility Agreement with Dimensional Fund Advisors Inc.**.

                         (2)  Form of Shareholder Service Agreements.

                              (i) Administrative Service Agreement dated July 1, 1996 between Bankers Trust Company and the Registrant, on behalf of the U.S. Small Cap Value Portfolio II, the U.S. Large Cap Value Portfolio II and the DFA International Value Portfolio II, is filed herewith.

                               (ii) Services Agreement, dated as of July 1, 1994 between Charles Schwab & Co., Inc. and the Registrant, on behalf of the U.S. Small Cap Portfolio II, the U.S. Large Cap Portfolio II and the DFA International Value Portfolio II, is filed herewith.

                               (iii) Client Service Agreement dated March 13,
                                     1996 by and between Reinhardt, Werba,
                                     Bowen, Inc. ("RWB") and the Registrant, on behalf of the RWB/DFA Two-Year Government Portfolio, is filed herewith.

                               (iv) Client Service Agreement dated March 13, 1996 by and between RWB and the Registrant, on behalf of the RWB/DFA Two-Year Corporate Fixed Income Portfolio, is filed herewith.

                               (v) Client Service Agreement dated March 13, 1996 by and between RWB and the Registrant, on behalf of the RWB/DFA U.S. High Book to Market Portfolio, is filed herewith.

               (10) OPINION OF COUNSEL.  Not Applicable.

               (11) CONSENTS.  Consent of Coopers & Lybrand, L.L.P. is filed herewith.

               (12) FINANCIAL STATEMENTS OMITTED FROM ITEM 23.  Not applicable.

               (13) AGREEMENTS OF UNDERSTANDINGS MADE IN CONSIDERATION FOR
                    PROVIDING INITIAL CAPITAL.
                    (a) Form of Subscription Agreement under Section 14(a)(3) of Investment Company Act of 1940**.

               (14) MODEL PLAN USED IN THE ESTABLISHMENT OF ANY RETIREMENT PLAN.
                    None.

               (15) (a)  PLANS ENTERED INTO PURSUANT TO RULE 12B-1.
                         None.

                    (b)  AGREEMENTS RELATING TO IMPLEMENTATION WITH PLAN.
                         None.

               (16) SCHEDULES FOR COMPUTATION OF PERFORMANCE QUOTATIONS.  Filed
                    herewith.

               (17) FINANCIAL DATA SCHEDULES.
                    Financial Data Schedules dated November 30, 1997 relating to the:

                         (1)  DFA 6-10 Institutional Portfolio of the
                              Registrant.

                         (2)  DFA International Value Portfolio of the
                              Registrant.

                         (3) DFA International Value Portfolio II of the Registrant.

                         (4)  U.S. 6-10 Value Portfolio II of the Registrant.

                         (5)  U.S. Large Cap Value Portfolio II of the
                              Registrant.

                         (6) DFA One-Year Fixed Income Portfolio II of the Registrant.

                         (7)  U.S. Large Cap Value Portfolio III of the
                              Registrant.

                         (8) DFA International Value Portfolio III of the Registrant.

                         (9) RWB/DFA U.S. High-Book-to-Market Portfolio of the Registrant.

                         (10) RWB/DFA Two-Year Corporate Fixed Income Portfolio
                              of the Registrant.

                         (11) RWB/DFA Two-Year Government Portfolio of the
                              Registrant.

                         (12) DFA International Value Portfolio IV of the
                              Registrant.

                         (13) Emerging Markets Portfolio II of the Registrant.

               (18) PLANS PURSUANT TO RULE 18F-3.  Not applicable.

               (19) POWERS-OF-ATTORNEY.
                    (a) On behalf of the Registrant, dated July 18, 1997, appointing David G. Booth, Rex A. Sinquefield, Michael
                         T. Scardina, Irene R. Diamant, Catherine L. Newell and Stephen W. Kline, Esquire as attorneys in fact. INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 17/18 to the Registration Statement of the Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                         Filing Date:  October 1, 1997.

                    (b) On behalf of DFA Investment Trust Company, dated July 18, 1997, appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina, Irene R. Diamant, Catherine L. Newell and Stephen W. Kline, Esquire as attorneys in fact.
                         INCORPORATED HEREIN BY REFERENCE TO:
                         Filing: Post-Effective Amendment No. 17/18 to the Registration Statement of the Registrant on Form N-1A. File Nos.: 33-33980 and 811-6067.
                         Filing Date:  October 1, 1997.


     ** Previously filed with this registration statement and incorporated herein by reference.

     ***  To be filed by amendment.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
          None.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.


              (1)                                                (2)
                                                      Number of Record
          Title of Class                                Holders as of
          (PAR VALUE $.01)                             DECEMBER 31, 1997
          ----------------                             -----------------
          DFA 6-10 Institutional Portfolio                     2
          DFA International Value Portfolio                   69
          DFA International Value Portfolio II                 1
          U.S. 6-10 Value Portfolio II                         1
          U.S. Large Cap Value Portfolio II                    1
          DFA One-Year Fixed Income Portfolio II               6
          DFA International Value Portfolio III                1
          U.S. Large Cap Value Portfolio III                   3
          RWB/DFA U.S. High Book-to-Market
            Portfolio                                          4
          RWB/DFA Two-Year Corporate Fixed
            Income Portfolio                                   4
          RWB/DFA Two-Year Government Portfolio                4
          DFA International Value Portfolio IV                 1
          Emerging Markets Portfolio II                        1

ITEM 27.  INDEMNIFICATION.
          (a) Section 1 of Article Ten of the Registrant's By-Laws, as approved through December 20, 1995, provides for indemnification, as set forth below (with respect to the indemnification of the Officers and Directors of the Corporation):

               (1) The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided under Section 2-418 of the Maryland General Corporation Law:
                    (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any Officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

               (2) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

               (3) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

          (b) Registrant's Articles of Incorporation provide the following under Article Seventh:

               (1) To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, as amended from time to time, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to liabilities occurring for acts or omissions occurring at the time a person serves as a director or officer of the Corporation, whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

               (2) Notwithstanding the foregoing, this Article SEVENTH shall not operate to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person's office.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.
               Registrant's Investment Advisor, Dimensional Fund Advisors Inc. (the "Advisor"), was organized in May, 1981. The principal place of business of the Advisor is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. The Advisor is engaged in the business of providing investment advice primarily to institutional investors.

               The Advisor is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Market Funds Inc. and DFA Investment Dimensions Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies. For additional information, please see "Management of the Fund" in the Prospectuses and "Directors and Officers" in the Statements of Additional Information of this Registration Statement. Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor's Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29.  PRINCIPAL UNDERWRITERS.
          (a) NAMES OF INVESTMENT COMPANIES FOR WHICH THE REGISTRANT'S PRINCIPAL UNDERWRITER ALSO ACTS AS PRINCIPAL UNDERWRITER. Not Applicable.

          (b) Registrant distributes its own shares. It has entered into an agreement with DFA Securities Inc. dated April 16, 1993 which provides that DFA Securities Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, will supervise the sale of Registrant's shares. This agreement is subject to the requirements of Section 15(b) of the Investment Company Act of 1940.

          (c) COMMISSIONS AND OTHER COMPENSATION RECEIVED BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE REGISTRANT. Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS
          Most accounts and records are maintained by PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809. Other records are maintained by Registrant at its business office at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401.

ITEM 31.  MANAGEMENT SERVICES.
          None

ITEM 32.  UNDERTAKINGS.
          (a)  Not applicable.
          (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment Nos. 19/20 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 19/20 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Monica and the State of California on the 26th day of February, 1998.

                              DIMENSIONAL INVESTMENT GROUP INC.

                         By:  David G. Booth*
                              ----------------------------------
                              David G. Booth
                              President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment Nos. 19/20 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


Signature                          Title                   Date
---------                          -----                   ----
David G. Booth*                    Director and
-------------------------          Chairman-Chief          February 26, 1998
David G. Booth                     Executive Officer

Rex A. Sinquefield*                Director and
-------------------------          Chairman-Chief          February 26, 1998
Rex A. Sinquefield                 Investment Officer

Michael T. Scardina*               Chief Financial
-------------------------          Officer, Treasurer      February 26, 1998
Michael T. Scardina                and Vice President


George M. Constantinides*          Director                February 26, 1998
-------------------------
George M. Constantinides


John P. Gould*                     Director                February 26, 1998
-------------------------
John P. Gould

Roger G. Ibbotson*                 Director                February 26, 1998
-------------------------
Roger G. Ibbotson


Merton H. Miller*                  Director                February 26, 1998
-------------------------
Merton H. Miller


Myron S. Scholes*                  Director                February 26, 1998
-------------------------
Myron S. Scholes

*    By:  Irene R. Diamant
          -------------------------
          Irene R. Diamant, attorney-in-fact
          (Pursuant to Power of Attorney

                                   SIGNATURES

     The DFA Investment Trust Company consents to the filing of this Post-Effective Amendment Nos. 19/20 to the Registration Statement of Dimensional Investment Group Inc. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 26th day of February, 1998.

                              THE DFA INVESTMENT TRUST COMPANY

                         By:  David G. Booth*
                              ---------------------------------
                              David G. Booth
                              President and
                              Chairman-Chief Executive Officer

The undersigned Trustees and Principal Officers of The DFA Investment Trust Company consent to the filing of this Post-Effective Amendment Nos. 19/20 to the Registration Statement of Dimensional Investment Group Inc. on the dates indicated.

Signature                          Title                   Date
---------                          -----                   ----
David G. Booth*                    Trustee and
-------------------------          Chairman-Chief          February 26, 1998
David G. Booth                     Executive Officer

Rex A. Sinquefield*                Trustee and
-------------------------          Chairman-Chief          February 26, 1998
Rex A. Sinquefield                 Investment Officer

Michael T. Scardina*               Chief Financial
-------------------------          Officer, Treasurer      February 26, 1998
Michael T. Scardina                and Vice President


George M. Constantinides*          Trustee                 February 26, 1998
-------------------------
George M. Constantinides


John P. Gould*                     Trustee                 February 26, 1998
-------------------------
John P. Gould

Roger G. Ibbotson*                 Trustee                 February 26, 1998
-------------------------
Roger G. Ibbotson


Merton H. Miller*                  Trustee                 February 26, 1998
-------------------------
Merton H. Miller


Myron S. Scholes*                  Trustee                 February 26, 1998
-------------------------
Myron S. Scholes

*    By:  Irene R. Diamant
          ----------------------------------
          Irene R. Diamant, attorney-in-fact
          (Pursuant to Power of Attorney

                              EXHIBIT INDEX
                              -------------

EXHIBIT NO.           EXHIBIT

99 (b)(6)             Distribution Agreement dated April 16, 1993 between the
                      Registrant and DFA Securities Inc.

99 (b)(8)(a)          Form of Custodian Agreement between the Registrant and
                      PNC Bank, N.A. (the "Custody Agreement")

99 (b)(8)(a)(1)       Form of Amendment Number One to the Custody Agreement

99 (b)(8)(a)(2)       Form of Amendment Number Two to the Custody Agreement

99 (b)(8)(a)(5)       Form of Amendment Number Five to the Custody Agreement

99 (b)(9)(a)          Form of Transfer Agency Agreement between the Registrant
                      and PFPC Inc. (the "Transfer Agency Agreement")

99 (b)(9)(a)(2)       Form of Amendment Number One to the Transfer Agency
                      Agreement

99 (b)(9)(a)(3)       Form of Amendment Number Two to the Transfer Agency
                      Agreement

99 (b)(9)(a)(5)       Form of Amendment Number Five to the Transfer Agency
                      Agreement

99 (b)(9)(b)          Form of Administration and Accounting Services Agreements
                      between the Registrant and PFPC Inc. (the "Accounting
                      Services Agreement")

99 (b)(9)(b)(2)       Form of Amendment Number One to the Accounting Services
                      Agreement

99 (b)(9)(b)(3)       Form of Amendment Number Two to the Accounting Services
                      Agreement

99 (b)(9)(b)(6)       Form of Amendment Number Five to the Accounting Services
                      Agreement

99 (b)(9)(c)(1)       Form of Administration Agreement between the Registrant
                      and Dimensional Fund Advisors Inc. ("DFA") dated May 3,
                      1993 re: the DFA 6-10 Institutional Portfolio

99 (b)(9)(c)(2)       Form of Administration Agreement between the Registrant
                      and DFA dated December 1, 1993 re: the DFA International
                      Value Portfolio

99 (b)(9)(c)(3)       Form of Administration Agreement between the Registrant
                      and DFA re: the DFA International Value Portfolio II.

99 (b)(9)(c)(4)       Form of Administration Agreement between the Registrant
                      and DFA dated July 1, 1994 re: the U.S. 6-10 Value
                      Portfolio II

99 (b)(9)(c)(5)       Form of Administration Agreement between the Registrant
                      and DFA dated July 1, 1994 re: the U.S. Large Cap Value
                      Portfolio II

99 (b)(9)(c)(6)       Form of Administration Agreement between the Registrant
                      and DFA dated September 30, 1994 re: the DFA One-Year
                      Fixed Income Portfolio II

99 (b)(9)(c)(7)       Form of Administration Agreement between the Registrant
                      and DFA dated December 20, 1994 re: the U.S. Large Cap
                      Value Portfolio III

99 (b)(9)(c)(8)       Form of Administration Agreement between the Registrant
                      and DFA dated December 20, 1994 re: the DFA International
                      Value Portfolio III

99 (b)(9)(e)(2)(i)    Administrative Service Agreement dated July 1, 1996
                      between Bankers Trust Company and the Registrant, on behalf of the U.S. Small Cap Value Portfolio II, the U.S.
                      Large Cap Value Portfolio II and the DFA International
                      Value Portfolio II

99 (b)(9)(e)(2)(ii)   Services Agreement dated as of July 1, 1994 between
                      Charles Schwab & Co., Inc. and the Registrant, on behalf of the U.S. Small Cap Portfolio II, the U.S. Large Cap
                      Portfolio II and the DFA International Value Portfolio II

99 (b)(9)(e)(2)(iii)  Client Service Agreement dated March 13, 1996 by and between Reinhardt, Werba, Bowen, Inc. ("RWD") and the Registrant, on behalf of the RWB/DFA Two-Year Government Portfolio

99 (b)(9)(e)(2)(iv)   Client Service Agreement dated March 13, 1996 by and
                      between RWB and the Registrant, on behalf of the RWB/DFA
                      Two-Year Corporate Fixed Income Portfolio

99 (b)(9)(e)(2)(v)    Client Service Agreement dated March 13, 1996 by and
                      between RWB and the Registrant, on behalf of the RWB/DFA
                      U.S. High Book to Market Portfolio

99(b)(9)(e)(2)(vi)    Amendment to Client Service Agreement dated March 13, 1996 by and between RWB and the Registrant, on behalf of the RWB/DFA U.S. High Book to Market Portfolio

99 (b)(11)            Consent of Coopers & Lybrand, L.L.P.